UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23324

Exact name of registrant as specified in charter:	PGIM ETF Trust

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2022

Date of reporting period:	2/28/2022

Item 1 – Reports to Stockholders

PGIM FIXED INCOME ETFS

PGIM Ultra Short Bond ETF (PULS)

PGIM Active High Yield Bond ETF (PHYL)

PGIM Active Aggregate Bond ETF (PAB)

PGIM Total Return Bond ETF (PTRB)

SEMIANNUAL REPORT

FEBRUARY 28, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Exchange-traded funds are distributed by Prudential Investment Management Services LLC, (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies.© 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:
We hope you find the semiannual report for PGIM Fixed Income ETFs informative and useful. The report covers performance for the six-month period ended February 28, 2022.
Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Fixed Income ETFs

April 15, 2021

PGIM Fixed Income ETFs	3

PGIM Ultra Short Bond ETF

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/28/22	Average Annual Total Returns as of 2/28/22

	Six Months* (%)	One Year (%)	Since Inception(%)

Net Asset Value (NAV)	-0.18	0.11	1.71 (04/05/2018)

Market Price**	-0.25	0.07	1.68 (04/05/2018)

ICE BofA US 3-Month Treasury-Bill Index

	0.02	0.04	1.15

ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index

	0.01	0.11	1.42

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the funds inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption or sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definitions

ICE BofA US 3-Month Treasury Bill Index—The ICE BofA US 3-Month US Treasury Bill Index tracks the performance of US dollar-denominated US Treasury bills publicly issued in the US domestic market with a remaining term to final maturity of 3 months.

ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index—The ICE BofA USD 3-Month Deposit Offered Rate Constant Maturity Index is an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity.The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate.

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That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

ICE BOFA IS LICENSING THE BOFA INDICES “AS IS,” MAKES NO WARRANTIES REGARDING THE SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE ICE BOFA INDICES OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND THE FUND, OR ANY OF ITS PRODUCTS OR SERVICES.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

Credit Quality expressed as a percentage of total investments as of 2/28/22 (%)

AAA	54.4

AA	11.4

A	24.6

BBB	10.2

Cash/Cash Equivalents	-0.6

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/28/22

Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

0.27	0.90	0.90

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Fixed Income ETFs	5

PGIM Active High Yield Bond ETF

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/28/22	Average Annual Total Returns as of 2/28/22

	Six Months* (%)	One Year (%)	Since Inception(%)

Net Asset Value (NAV)	-2.92	0.70	6.14 (09/24/2018)

Market Price**	-2.56	0.97	6.21 (09/24/2018)

Bloomberg US High Yield Very Liquid Index

	-3.11	0.33	4.70

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the funds inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption or sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definition

Bloomberg US High Yield Very Liquid Index (VLI)—The Bloomberg US High Yield Very Liquid Index is a component of the US Corporate High Yield Index that is designed to track amore liquid component of the USD-denominated, high yield, fixed rate corporate bond market. The Index uses the same eligibility criteria as the US Corporate High Yield Index, but includes only the three largest bonds from each issuer that have a minimum amount outstanding of USD500mn and less than five years from issue date. The Index also limits the exposure of each issuer to 2% of the total market value and redistributes any excess market value index-wide on a pro rata basis.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

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Credit Quality expressed as a percentage of total investments as of 2/28/22 (%)

AAA	1.1

BBB	2.9

BB	49.5

B	29.8

CCC	9.1

CC	0.4

Not Rated	2.2

Cash/Cash Equivalents	5.0

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/28/22

Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

1.39	5.00	5.00

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Fixed Income ETFs	7

PGIM Active Aggregate Bond ETF

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/28/22	Average Annual Total Returns as of 2/28/22

	Six Months* (%)	Since Inception(%)

Net Asset Value (NAV)	-4.54	-2.06 (04/12/2021)

Market Price**	-4.53	-2.01 (04/12/2021)

Bloomberg US Aggregate Bond Index

	-4.07	-1.41*

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the funds inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption or sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definition

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

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Credit Quality expressed as a percentage of total investments as of 2/28/22 (%)

AAA	64.3

AA	5.9

A	9.0

BBB	17.1

Cash/Cash Equivalents	3.7

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/28/22

Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

0.99	1.92	1.92

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Fixed Income ETFs	9

PGIM Total Return Bond ETF

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

Total Returns as of 2/28/22

Since Inception*(%)

Net Asset Value (NAV)	-4.01 (12/02/2021)

Market Price**	-3.95 (12/02/2021)

Bloomberg US Aggregate Bond Index

-3.49

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the funds inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption or sale of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definition

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

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Credit Quality expressed as a percentage of total investments as of 2/28/22 (%)

AAA	54.8

AA	3.3

A	7.4

BBB	20.8

BB	8.4

B	4.2

CCC	0.3

Cash/Cash Equivalents	0.8

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 2/28/22

Total Dividends Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

0.11	2.12	2.12

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

PGIM Fixed Income ETFs	11

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2022. The example is for illustrative purposes only.

Actual Expenses

The first line in the tables below provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 =8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Ultra Short Bond ETF	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$ 998.20	0.15%	$0.74
Hypothetical	$1,000.00	$1,024.05	0.15%	$0.75

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PGIM Active High Yield Bond ETF	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$ 970.80	0.53%	$2.59
Hypothetical	$1,000.00	$1,022.17	0.53%	$2.66

PGIM Active Aggregate Bond ETF	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$ 954.60	0.19%	$0.92
Hypothetical	$1,000.00	$1,023.85	0.19%	$0.95

PGIM Total Return Bond ETF	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual**	$1,000.00	$ 959.90	0.49%	$1.16
Hypothetical	$1,000.00	$1,022.36	0.49%	$2.46

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2022, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which each Fund may invest.

**“Actual” expenses are calculated using 88-day period ended February 28, 2022 due to the Fund’s inception date of December 2, 2021.

PGIM Fixed Income ETFs	13

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited)

as of February 28, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 84.1%

ASSET-BACKED SECURITIES 23.0%

Automobile ABS 0.8%
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class A2, 144A	0.560%		12/11/34	5,475	$5,389,477
Enterprise Fleet Financing LLC, Series 2021-2, Class A2, 144A	0.480		05/20/27	6,210	6,077,470
Honda Auto Receivables Owner Trust, Series 2020-1, Class A3	1.610		04/22/24	4,085	4,096,077

					15,563,024

Collateralized Loan Obligations 22.1%
Allegro CLO IV Ltd. (Cayman Islands), Series 2016-1A, Class AR2, 144A, 3 Month LIBOR + 0.950%	1.191	(c)	01/15/30	7,979	7,927,195
Anchorage Capital CLO 7 Ltd. (Cayman Islands), Series 2015-7A, Class AR2, 144A, 3 Month LIBOR + 1.090%	1.368	(c)	01/28/31	5,000	4,969,190
Atlas Senior Loan Fund III Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.830%	1.299	(c)	11/17/27	3,029	3,019,109
Atrium XII (Cayman Islands), Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830%	1.089	(c)	04/22/27	7,395	7,349,032
Bain Capital Credit CLO (Cayman Islands), Series 2018-1A, Class A1, 144A, 3 Month LIBOR + 0.960%	1.219	(c)	04/23/31	4,000	3,975,769
Ballyrock CLO Ltd. (Cayman Islands), Series 2020-2A, Class A1R, 144A, 3 Month LIBOR + 1.010%	1.264	(c)	10/20/31	18,000	17,838,000
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1R2, 144A, 3 Month LIBOR + 0.870%	1.111	(c)	07/15/29	4,128	4,091,684
Benefit Street Partners CLO III Ltd. (Cayman Islands), Series 2013-IIIA, Class A1R2, 144A, 3 Month LIBOR + 1.000%	1.254	(c)	07/20/29	8,132	8,061,111
Benefit Street Partners CLO XII Ltd. (Cayman Islands), Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950%	1.191	(c)	10/15/30	18,000	17,879,195
BlueMountain CLO XXII Ltd. (Cayman Islands), Series 2018-22A, Class A1, 144A, 3 Month LIBOR + 1.080%	1.319	(c)	07/15/31	4,500	4,466,065
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 0.820%	1.061	(c)	01/17/28	1,115	1,108,416

See Notes to Financial Statements.

PGIM Fixed Income ETFs	15

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont'd.)
Canyon Capital CLO Ltd. (Cayman Islands), Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.000%	1.241	%(c)	07/15/30	15,000	$14,907,277
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 0.970%	1.211	(c)	04/17/31	4,985	4,949,710
Series 2015-5A, Class A1RR, 144A, 3 Month LIBOR + 1.080%	1.334	(c)	01/20/32	18,000	17,899,196
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-1A, Class A1R, 144A, 3 Month LIBOR + 1.000%	1.254	(c)	04/20/31	13,000	12,888,598
CIFC Funding Ltd. (Cayman Islands),
Series 2013-3RA, Class A1, 144A, 3 Month LIBOR + 0.980%	1.239	(c)	04/24/31	2,000	1,983,282
Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.010%	1.265	(c)	04/23/29	4,828	4,809,959
Series 2017-2A, Class AR, 144A, 3 Month LIBOR + 0.950%	1.204	(c)	04/20/30	15,000	14,870,457
Elevation CLO Ltd. (Cayman Islands),
Series 2014-2A, Class A1R, 144A, 3 Month LIBOR + 1.230%	1.471	(c)	10/15/29	1,471	1,458,284
Series 2017-7A, Class A, 144A, 3 Month LIBOR + 1.220%	1.461	(c)	07/15/30	1,708	1,704,205
Ellington CLO IV Ltd. (Cayman Islands), Series 2019-4A, Class AR, 144A, 3 Month LIBOR + 1.580%	1.821	(c)	04/15/29	6,999	6,921,661
Generate CLO 2 Ltd. (Cayman Islands), Series 2A, Class AR, 144A, 3 Month LIBOR + 1.150%	1.409	(c)	01/22/31	10,340	10,283,213
HPS Loan Management Ltd. (Cayman Islands), Series 11A-17, Class AR, 144A, 3 Month LIBOR + 1.020%	1.335	(c)	05/06/30	3,500	3,487,320
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1RR, 144A, 3 Month LIBOR + 1.030%	1.288	(c)	04/25/31	7,083	7,034,897
JMP Credit Advisors CLO IV Ltd. (Cayman Islands), Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.280%	1.521	(c)	07/17/29	10,574	10,500,529
KKR CLO 18 Ltd. (Cayman Islands), Series 18, Class AR, 144A, 3 Month LIBOR + 0.940%	1.181	(c)	07/18/30	18,000	17,857,566
KKR CLO 30 Ltd. (Cayman Islands), Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020%	1.261	(c)	10/17/31	14,000	13,916,211

See Notes to Financial Statements.

16

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont'd.)
KKR CLO 11 Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	1.421	%(c)	01/15/31	1,000	$993,778
Madison Park Funding XVIII Ltd. (Cayman Islands), Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940%	1.195	(c)	10/21/30	3,000	2,979,357
Madison Park Funding XXX Ltd. (Cayman Islands), Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750%	0.991	(c)	04/15/29	13,294	13,270,205
Madison Park Funding XXXVIII Ltd. (Cayman Islands), Series 2021-38A, Class X, 144A, 3 Month LIBOR + 0.950%	1.191	(c)	07/17/34	3,500	3,495,429
Magnetite XVI Ltd. (Cayman Islands), Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800%	1.041	(c)	01/18/28	2,295	2,269,897
Midocean Credit CLO IX (Cayman Islands), Series 2018-9A, Class A1, 144A, 3 Month LIBOR + 1.150%	1.404	(c)	07/20/31	5,250	5,218,470
Midocean Credit CLO V (Cayman Islands), Series 2016-5A, Class AR, 144A, 3 Month LIBOR + 1.120%	1.368	(c)	07/19/28	3,093	3,069,009
Mountain View CLO Ltd. (Cayman Islands), Series 2013-1A, Class ARR, 144A, 3 Month LIBOR + 1.000%	1.121	(c)	10/12/30	13,500	13,459,162
Oaktree CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 0.870%	1.124	(c)	10/20/27	695	690,143
Ocean Trails CLO VII (Cayman Islands), Series 2019-7A, Class AR, 144A, 3 Month LIBOR + 1.010%	1.251	(c)	04/17/30	5,000	4,975,613
Octagon Investment Partners 31 LLC (Cayman Islands), Series 2017-1A, Class AR, 144A, 3 Month LIBOR + 1.050%	1.304	(c)	07/20/30	8,000	7,918,383
OZLM IX Ltd. (Cayman Islands), Series 2014-9A, Class A1A3, 144A, 3 Month LIBOR + 1.100%	1.354	(c)	10/20/31	18,000	17,958,420
OZLM VI Ltd. (Cayman Islands), Series 2014-6A, Class A1S, 144A, 3 Month LIBOR + 1.080%	1.321	(c)	04/17/31	8,867	8,767,074
OZLM XII Ltd. (Cayman Islands), Series 2015-12A, Class A1R, 144A, 3 Month LIBOR + 1.050%	1.349	(c)	04/30/27	39	38,550
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 1.130%	1.371	(c)	01/17/31	1,250	1,243,814
Series 2015-2A, Class A1R2, 144A, 3 Month LIBOR + 1.100%	1.354	(c)	07/20/30	1,400	1,393,477

See Notes to Financial Statements.

PGIM Fixed Income ETFs	17

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont'd.)
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1AR, 144A, 3 Month LIBOR + 1.000%	1.254	%(c)	10/20/31	10,000	$9,929,306
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class AR2, 144A, 3 Month LIBOR + 1.040%	1.520	(c)	02/20/30	9,873	9,796,778
Sound Point CLO VII-R Ltd. (Cayman Islands), Series 2014-3RA, Class A1R, 144A, 3 Month LIBOR + 1.070%	1.329	(c)	10/23/31	10,000	9,937,119
Sound Point CLO XVII Ltd. (Cayman Islands), Series 2017-3A, Class A1R, 144A, 3 Month LIBOR + 0.980%	1.234	(c)	10/20/30	10,000	9,935,763
Sound Point CLO XXII Ltd. (Cayman Islands), Series 2019-1A, Class AR, 144A, 3 Month LIBOR + 1.080%	1.334	(c)	01/20/32	13,000	12,892,950
TICP CLO III-2 Ltd. (Cayman Islands), Series 2018-3R, Class A, 144A, 3 Month LIBOR + 0.840%	1.094	(c)	04/20/28	1,196	1,188,126
Trinitas CLO IV Ltd. (Cayman Islands), Series 2016-4A, Class A1L2, 144A, 3 Month LIBOR + 1.100%	1.341	(c)	10/18/31	12,000	11,994,443
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class ARR, 144A, 3 Month LIBOR + 1.030%	1.288	(c)	10/25/28	3,647	3,625,621
Venture XXI CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	1.121	(c)	07/15/27	219	217,823
Venture XXIV CLO Ltd. (Cayman Islands), Series 2016-24A, Class ARR, 144A, 3 Month LIBOR + 0.900%	1.154	(c)	10/20/28	8,952	8,885,707
Voya CLO Ltd. (Cayman Islands),
Series 2013-2A, Class A1R, 144A, 3 Month LIBOR + 0.970%	1.228	(c)	04/25/31	4,000	3,973,720
Series 2014-1A, Class AAR2, 144A, 3 Month LIBOR + 0.990%	1.231	(c)	04/18/31	1,864	1,853,320
Series 2014-2A, Class A1RR, 144A, 3 Month LIBOR + 1.020%	1.261	(c)	04/17/30	1,689	1,673,610
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-2A, Class A1R, 144A, 3 Month LIBOR + 1.140%	1.394	(c)	10/20/28	4,413	4,379,796
Series 2017-2A, Class A1R, 144A, 3 Month LIBOR + 1.060%	1.314	(c)	10/20/29	1,672	1,658,105

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont'd.)
Wellfleet CLO Ltd. (Cayman Islands), (cont'd.)
Series 2019-1A, Class A1R, 144A, 3 Month LIBOR + 1.120%	1.252	%(c)	07/20/32	20,000	$19,959,940
Zais CLO 7 Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	1.531	(c)	04/15/30	244	241,540
Zais CLO 8 Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.950%	1.191	(c)	04/15/29	633	627,808

					426,669,387

Other ABS 0.1%
SoFi Consumer Loan Program Trust, Series 2021-1, Class A, 144A	0.490		09/25/30	2,224	2,201,161

TOTAL ASSET-BACKED SECURITIES (cost $446,983,593)					444,433,572

COMMERCIAL MORTGAGE-BACKED SECURITIES 14.3%
Benchmark Mortgage Trust,
Series 2018-B2, Class A2	3.662		02/15/51	975	985,791
Series 2018-B3, Class A2	3.848		04/10/51	701	708,873
Series 2018-B5, Class A2	4.077		07/15/51	800	814,087
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class AAB	3.477		05/10/47	227	230,682
Series 2014-GC23, Class AAB	3.337		07/10/47	668	679,425
Series 2014-GC25, Class A3	3.372		10/10/47	7,155	7,256,082
Series 2016-P4, Class A2	2.450		07/10/49	4,303	4,306,194
Series 2017-P8, Class A1	2.065		09/15/50	166	165,774
COMM Mortgage Trust,
Series 2012-CR4, Class A3	2.853		10/15/45	2,704	2,716,141
Series 2012-CR5, Class A4	2.771		12/10/45	4,750	4,780,523
Series 2013-CR11, Class ASB	3.660		08/10/50	375	380,571
Series 2013-CR7, Class ASB	2.739		03/10/46	149	150,124
Series 2013-CR8, Class A4	3.334		06/10/46	454	457,101
Series 2013-CR8, Class A5	3.612	(cc)	06/10/46	5,081	5,155,724
Series 2014-CR17, Class ASB	3.598		05/10/47	323	327,811
Series 2014-UBS2, Class ASB	3.472		03/10/47	679	690,262
Series 2014-UBS5, Class A4	3.838		09/10/47	10,000	10,322,533
Series 2015-CR22, Class A3	3.207		03/10/48	917	916,395
Series 2015-CR23, Class ASB	3.257		05/10/48	1,350	1,372,299
Series 2015-CR24, Class ASB	3.445		08/10/48	2,486	2,524,612
Series 2015-LC23, Class A2	3.221		10/10/48	571	572,912

See Notes to Financial Statements.

PGIM Fixed Income ETFs	19

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class A4	3.718%		08/15/48	16,716	$17,208,621
Series 2016-C5, Class ASB	3.533		11/15/48	3,123	3,188,985
DBJPM Mortgage Trust,
Series 2016-C3, Class A2	1.886		08/10/49	97	95,526
Series 2017-C6, Class A3	3.269		06/10/50	5,400	5,453,259
Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class M1, 144A, 30 Day Average SOFR + 0.650%	0.699	(c)	01/25/34	318	318,115
GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700%	0.862	(c)	11/21/35	5,369	5,308,963
GS Mortgage Securities Trust,
Series 2014-GC22, Class AAB	3.467		06/10/47	397	403,055
Series 2017-GS7, Class A1	1.950		08/10/50	219	219,301
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2012-C8, Class A3	2.829		10/15/45	3,024	3,033,706
Series 2013-LC11, Class A5	2.960		04/15/46	7,287	7,329,805
Series 2016-JP2, Class ASB	2.713		08/15/49	7,371	7,437,213
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4	3.363		07/15/45	2,845	2,866,617
Series 2013-C12, Class ASB	3.157		07/15/45	98	98,229
Series 2013-C14, Class ASB	3.761	(cc)	08/15/46	5,870	5,966,222
Series 2014-C18, Class A5	4.079		02/15/47	8,458	8,688,370
Series 2014-C18, Class A4A2, 144A	3.794		02/15/47	4,082	4,143,038
Series 2014-C25, Class ASB	3.407		11/15/47	3,271	3,332,942
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class A4	2.858		11/15/45	1,295	1,297,600
Series 2013-C12, Class ASB	3.824		10/15/46	3,858	3,907,564
Series 2013-C8, Class A4	3.134		12/15/48	4,750	4,780,458
Series 2013-C9, Class AAB	2.657		05/15/46	293	294,271
Series 2014-C19, Class ASB	3.326		12/15/47	4,812	4,885,618
Series 2015-C23, Class ASB	3.398		07/15/50	1,685	1,716,998
Morgan Stanley Capital I Trust, Series 2018-H3, Class A2	3.997		07/15/51	568	578,351
Mortgage Repurchase Agreement Financing Trust, Series 2021-S1, Class A1, 144A, 1 Month LIBOR + 0.500%	0.626	(c)	09/10/22	17,000	16,978,901
One New York Plaza Trust, Series 2020-1NYP, Class A, 144A, 1 Month LIBOR + 0.950%	1.141	(c)	01/15/36	19,065	18,826,251
Station Place Securitization Trust,
Series 2021-4, Class A, 144A, 1 Month LIBOR + 0.900%	1.076	(c)	04/11/22	6,500	6,491,249
Series 2021-8, Class A, 144A, 1 Month LIBOR + 0.800%	0.976	(c)	06/20/22	9,450	9,425,543

See Notes to Financial Statements.

20

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Towd Point Mortgage Trust, Series 2021-SJ1, Class A1, 144A	2.250	%(cc)	07/25/68	14,112	$14,073,798
UBS Commercial Mortgage Trust,
Series 2017-C5, Class A1	2.139		11/15/50	116	115,954
Series 2018-C8, Class A2	3.713		02/15/51	1,945	1,965,770
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class A4	3.091		08/10/49	7,930	7,953,948
Series 2012-C4, Class A5	2.850		12/10/45	11,500	11,550,415
Series 2013-C5, Class A4	3.185		03/10/46	8,311	8,367,610
Series 2013-C6, Class A4	3.244		04/10/46	16,009	16,155,554
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A4	4.218	(cc)	07/15/46	17,500	17,857,537
Series 2013-LC12, Class ASB	3.928	(cc)	07/15/46	3,922	3,982,568
Series 2015-NXS2, Class A2	3.020		07/15/58	174	174,714
Series 2016-C34, Class ASB	2.911		06/15/49	4,254	4,298,509
Series 2017-C42, Class A1	2.338		12/15/50	432	432,222

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $284,373,696)					276,717,286

CORPORATE BONDS 45.3%

Agriculture 0.2%
Cargill, Inc., Sr. Unsec’d. Notes, 144A	1.375		07/23/23	1,000	996,159
Philip Morris International, Inc., Sr. Unsec’d. Notes	1.125		05/01/23	3,000	2,990,729

					3,986,888

Airlines 0.4%
Southwest Airlines Co., Sr. Unsec’d. Notes	4.750		05/04/23	7,500	7,751,026

Apparel 0.2%
VF Corp., Sr. Unsec’d. Notes	2.050		04/23/22	4,000	4,007,040

Auto Manufacturers 1.8%
American Honda Finance Corp., Sr. Unsec’d. Notes, MTN	0.750		08/09/24	4,500	4,366,206
BMW US Capital LLC,
Gtd. Notes, 144A	3.800		04/06/23	4,000	4,094,823
Gtd. Notes, 144A, SOFR + 0.530%	0.579	(c)	04/01/24	4,000	4,015,775
Daimler Finance North America LLC, Gtd. Notes, 144A	0.750		03/01/24	13,500	13,154,184
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN, SOFR + 0.300%	0.350	(c)	06/13/22	10,000	10,001,482

					35,632,470

See Notes to Financial Statements.

PGIM Fixed Income ETFs	21

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks 15.8%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	3.500%		04/11/22	10,400	$10,431,562
Bank of America Corp., Sr. Unsec’d. Notes, MTN, 3 Month BSBY + 0.430%	0.909	(c)	05/28/24	15,000	15,004,090
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes	1.625		05/01/23	6,000	6,000,734
Sr. Unsec’d. Notes, SOFR + 0.460%	0.509	(c)	01/10/25	7,750	7,729,630
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A	0.650		02/27/24	7,250	7,035,614
Sr. Unsec’d. Notes, 144A, SOFR + 0.410%	0.460	(c)	02/04/25	20,000	19,935,712
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	1.700		05/12/22	10,000	10,010,466
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes, SOFR + 0.420%	0.469	(c)	10/18/24	10,000	9,976,016
Sr. Unsec’d. Notes, SOFR + 0.800%	0.849	(c)	03/17/23	6,000	6,026,235
Citizens Bank NA, Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.810%	1.318	(c)	05/26/22	8,500	8,513,416
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.700%	0.901	(c)	03/10/22	5,000	5,000,753
Cooperatieve Rabobank UA (Netherlands), Sr. Unsec’d. Notes, SOFR + 0.300%	0.349	(c)	01/12/24	5,500	5,495,453
Credit Agricole Corporate & Investment Bank SA (France), MTN	0.400		01/15/23	11,600	11,495,128
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, SOFR + 0.390%	0.440	(c)	02/02/24	3,750	3,742,873
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, SOFR + 0.500%	0.550	(c)	11/08/23	20,000	19,958,266
Fifth Third Bank NA, Sr. Unsec’d. Notes, BKNT	1.800		01/30/23	5,000	5,022,439
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.053%	2.908	(c)	06/05/23	7,314	7,343,211
Sr. Unsec’d. Notes, SOFR + 0.538%	0.627	(c)	11/17/23	5,000	4,959,157
Huntington National Bank (The), Sr. Unsec’d. Notes, BKNT	1.800		02/03/23	6,000	6,003,683
ING Groep NV (Netherlands), Sr. Unsec’d. Notes, 3 Month LIBOR + 1.150%	1.370	(c)	03/29/22	10,500	10,506,944
JPMorgan Chase & Co., Sr. Unsec’d. Notes, SOFR + 0.490%	0.768	(c)	08/09/25	15,000	14,438,698
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.623		07/18/22	3,500	3,522,589
Sr. Unsec’d. Notes	2.665		07/25/22	3,044	3,063,922

See Notes to Financial Statements.

22

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont'd.)
Morgan Stanley,
Sr. Unsec’d. Notes	2.750%		05/19/22	3,000	$3,012,374
Sr. Unsec’d. Notes, GMTN	3.750		02/25/23	10,000	10,194,181
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.400%	1.659	(c)	10/24/23	4,750	4,784,682
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A	0.400		12/07/23	3,750	3,658,997
Sr. Unsec’d. Notes, 144A	1.200		04/23/23	3,000	2,992,999
Nordea Bank Abp (Finland), Sr. Unsec’d. Notes, 144A	0.625		05/24/24	9,500	9,218,494
Royal Bank of Canada (Canada), Sr. Unsec’d. Notes, GMTN, SOFR + 0.340%	0.389	(c)	10/07/24	10,000	9,975,038
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	0.650		09/09/24	11,250	10,856,654
Sumitomo Mitsui Trust Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A, SOFR + 0.440%	0.489	(c)	09/16/24	7,500	7,488,285
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, SOFR + 0.350%	0.399	(c)	09/10/24	8,000	7,977,026
Sr. Unsec’d. Notes, MTN, SOFR + 0.480%	0.530	(c)	01/27/23	7,138	7,150,132
Truist Bank,
Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.590%	1.059	(c)	05/17/22	3,000	3,002,386
Sr. Unsec’d. Notes, BKNT, SOFR + 0.200%	0.249	(c)	01/17/24	10,000	9,979,035
Sr. Unsec’d. Notes, BKNT, SOFR + 0.730%	0.779	(c)	03/09/23	2,000	2,008,785
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A	0.450		02/09/24	3,000	2,918,744
Sr. Unsec’d. Notes, 144A, SOFR + 0.360%	0.410	(c)	02/09/24	4,500	4,488,827
US Bank NA, Sr. Unsec’d. Notes, BKNT, 3 Month LIBOR + 0.440%	0.904	(c)	05/23/22	3,700	3,701,743

					304,624,973

Beverages 0.7%
Coca-Cola Europacific Partners PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	0.500		05/05/23	5,600	5,512,476
Sr. Unsec’d. Notes, 144A	0.800		05/03/24	3,000	2,914,071
PepsiCo, Inc., Sr. Unsec’d. Notes	0.400		10/07/23	5,500	5,402,961

					13,829,508

Biotechnology 0.1%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	0.750		09/29/23	2,250	2,217,557

See Notes to Financial Statements.

PGIM Fixed Income ETFs	23

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials 0.1%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	0.650%		07/15/23	2,250	$2,217,015

Chemicals 0.3%
Air Liquide Finance SA (France), Gtd. Notes, 144A	2.250		09/27/23	1,000	1,007,716
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	1.900		05/13/23	3,000	3,005,282
Westlake Corp., Sr. Unsec’d. Notes	0.875		08/15/24	2,750	2,670,294

					6,683,292

Commercial Services 0.3%
PayPal Holdings, Inc., Sr. Unsec’d. Notes	1.350		06/01/23	5,000	4,989,233

Computers 0.3%
Apple, Inc., Sr. Unsec’d. Notes	1.700		09/11/22	5,000	5,021,796

Diversified Financial Services 3.2%
AIG Global Funding, Sr. Sec’d. Notes, 144A	0.650		06/17/24	12,750	12,295,749
Air Lease Corp., Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	0.553	(c)	12/15/22	20,000	20,003,784
American Express Co., Sr. Unsec’d. Notes	3.400		02/27/23	10,000	10,161,555
Capital One Bank USA NA, Sub. Notes	3.375		02/15/23	4,000	4,061,099
Capital One Financial Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	1.019	(c)	01/30/23	1,660	1,663,310
Citigroup Global Markets Holdings, Inc., Gtd. Notes, MTN	0.750		06/07/24	13,250	12,861,141

					61,046,638

Electric 3.6%
American Electric Power Co., Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.480%	0.797	(c)	11/01/23	3,000	2,999,121
CenterPoint Energy, Inc., Sr. Unsec’d. Notes, SOFR + 0.650%	0.700	(c)	05/13/24	10,000	9,999,583
DTE Energy Co.,
Sr. Unsec’d. Notes	0.550		11/01/22	12,000	11,932,412
Sr. Unsec’d. Notes	2.250		11/01/22	8,000	8,050,170
Entergy Louisiana LLC, First Mortgage	0.620		11/17/23	4,250	4,169,872
Eversource Energy, Sr. Unsec’d. Notes	2.750		03/15/22	1,500	1,501,152
Florida Power & Light Co., Sr. Unsec’d. Notes, SOFR + 0.250%	0.300	(c)	05/10/23	12,000	11,998,674
OGE Energy Corp., Sr. Unsec’d. Notes	0.703		05/26/23	3,500	3,452,505
PPL Electric Utilities Corp.,
First Mortgage	2.500		09/01/22	4,800	4,810,995
First Mortgage, SOFR + 0.330%	0.379	(c)	06/24/24	2,250	2,241,746

See Notes to Financial Statements.

24

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont'd.)
Saudi Electricity Global Sukuk Co. (Cayman Islands), Sr. Unsec’d. Notes	4.211%		04/03/22	1,800	$1,804,870
WEC Energy Group, Inc., Sr. Unsec’d. Notes	0.800		03/15/24	7,250	7,074,862

					70,035,962

Food 1.2%
Hormel Foods Corp., Sr. Unsec’d. Notes	0.650		06/03/24	3,500	3,408,557
McCormick & Co., Inc., Sr. Unsec’d. Notes	2.700		08/15/22	7,685	7,735,215
Mondelez International, Inc., Sr. Unsec’d. Notes	0.625		07/01/22	8,000	7,991,787
Nestle Holdings, Inc., Gtd. Notes, 144A	0.375		01/15/24	5,000	4,867,501

					24,003,060

Forest Products & Paper 0.4%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.734		07/15/23	7,000	7,160,265

Gas 0.3%
Atmos Energy Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.578	(c)	03/09/23	5,250	5,250,064

Healthcare-Products 1.4%
Baxter International, Inc., Sr. Unsec’d. Notes, 144A, SOFR + 0.260%	0.309	(c)	12/01/23	20,000	19,943,714
Stryker Corp., Sr. Unsec’d. Notes	0.600		12/01/23	1,250	1,223,226
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes, SOFR + 0.530%	0.579	(c)	10/18/24	6,750	6,753,817

					27,920,757

Healthcare-Services 0.4%
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	0.550		05/15/24	7,250	7,065,648

Household Products/Wares 0.4%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A, 3 Month LIBOR + 0.560%	0.780	(c)	06/24/22	8,000	8,008,629

Insurance 2.7%
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	2.750		03/15/23	4,853	4,913,438
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A	0.800		08/12/24	3,000	2,890,314
Sec’d. Notes, 144A, SOFR + 0.390%	0.439	(c)	04/06/23	10,000	9,994,558

See Notes to Financial Statements.

PGIM Fixed Income ETFs	25

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont'd.)
New York Life Global Funding,
Sec’d. Notes, 144A	2.900%		01/17/24	4,190	$4,268,156
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.440%	0.678	(c)	07/12/22	3,000	3,003,278
Pacific Life Global Funding II, Sr. Sec’d. Notes, 144A	0.500		09/23/23	4,750	4,652,577
Principal Life Global Funding II,
Sec’d. Notes, 144A	0.500		01/08/24	7,250	7,070,631
Sec’d. Notes, 144A, SOFR + 0.450%	0.499	(c)	04/12/24	1,250	1,251,544
Protective Life Global Funding,
Sec’d. Notes, 144A	0.631		10/13/23	4,250	4,174,159
Sr. Sec’d. Notes, 144A	0.473		01/12/24	10,000	9,717,494

					51,936,149

Machinery-Constructions & Mining 0.5%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	0.450		09/14/23	10,000	9,830,465

Media 0.2%
Walt Disney Co. (The), Gtd. Notes, 3 Month LIBOR + 0.390%	0.913	(c)	09/01/22	3,000	3,004,396

Mining 0.2%
Korea Mine Rehabilitation & Mineral Resources Corp. (South Korea), Sr. Unsec’d. Notes	3.000		04/24/22	3,200	3,205,936

Miscellaneous Manufacturer 0.2%
Carlisle Cos., Inc., Sr. Unsec’d. Notes	0.550		09/01/23	3,000	2,940,050

Oil & Gas 1.0%
Exxon Mobil Corp.,
Sr. Unsec’d. Notes	1.571		04/15/23	4,000	4,009,715
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.330%	0.789	(c)	08/16/22	4,000	4,005,012
Phillips 66,
Gtd. Notes	0.900		02/15/24	4,000	3,931,674
Gtd. Notes	4.300		04/01/22	2,959	2,967,372
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	0.550		05/15/23	2,500	2,468,174
Saudi Arabian Oil Co. (Saudi Arabia), Sr. Unsec’d. Notes, 144A	2.750		04/16/22	1,980	1,983,539

					19,365,486

See Notes to Financial Statements.

26

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 3.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.250%		10/01/22	17,000	$17,118,732
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%	1.130	(c)	11/21/22	3,000	3,009,761
AmerisourceBergen Corp., Sr. Unsec’d. Notes	0.737		03/15/23	12,000	11,897,923
Astrazeneca Finance LLC, Gtd. Notes	0.700		05/28/24	12,250	11,927,322
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	0.537		11/13/23	10,000	9,832,793
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.839	(c)	05/16/22	2,000	2,001,377
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	0.534		10/01/23	6,500	6,391,699

					62,179,607

Pipelines 1.3%
Enbridge, Inc. (Canada), Gtd. Notes	0.550		10/04/23	8,000	7,836,186
Southern Natural Gas Co. LLC, Sr. Unsec’d. Notes, 144A	0.625		04/28/23	5,250	5,174,845
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes	1.000		10/12/24	9,750	9,447,927
Sr. Unsec’d. Notes	2.500		08/01/22	3,000	3,014,018

					25,472,976

Real Estate 0.3%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.125		03/20/22	6,775	6,785,689

Real Estate Investment Trusts (REITs) 0.7%
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400		11/01/22	5,935	6,007,669
Public Storage, Sr. Unsec’d. Notes, SOFR + 0.470%	0.519	(c)	04/23/24	8,500	8,499,678

					14,507,347

Retail 0.3%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A	0.625		02/10/23	1,750	1,736,918
Sr. Unsec’d. Notes, 144A	0.800		02/10/24	2,250	2,196,518
Home Depot, Inc. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.310%	0.481	(c)	03/01/22	1,500	1,500,000
Starbucks Corp., Sr. Unsec’d. Notes	1.300		05/07/22	1,000	1,000,771

					6,434,207

See Notes to Financial Statements.

PGIM Fixed Income ETFs	27

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Savings & Loans 0.5%
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A	0.550%		01/22/24	9,750	$9,475,186

Semiconductors 0.4%
Analog Devices, Inc., Sr. Unsec’d. Notes, SOFR + 0.250%	0.299	(c)	10/01/24	2,000	1,998,974
Intel Corp., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.350%	0.727	(c)	05/11/22	5,000	5,003,104

					7,002,078

Software 0.8%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	0.600		03/01/24	5,750	5,583,736
Infor, Inc., Sr. Unsec’d. Notes, 144A	1.450		07/15/23	1,200	1,189,437
Oracle Corp., Sr. Unsec’d. Notes	2.500		10/15/22	9,000	9,070,061

					15,843,234

Telecommunications 1.7%
NTT Finance Corp. (Japan), Gtd. Notes, 144A	0.583		03/01/24	6,500	6,319,490
Rogers Communications, Inc. (Canada), Gtd. Notes, 3 Month LIBOR + 0.600%	0.814	(c)	03/22/22	4,200	4,200,767
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	0.750		03/22/24	8,000	7,830,512
Sr. Unsec’d. Notes, SOFR + 0.500%	0.549	(c)	03/22/24	7,000	7,018,641
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	2.500		09/26/22	8,000	8,066,211

					33,435,621

Transportation 0.2%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.875		06/01/22	3,000	3,010,131

TOTAL CORPORATE BONDS (cost $881,502,432)					875,880,379

CERTIFICATES OF DEPOSIT 1.5%

Banks 1.5%
Lloyds Bank Corporate Markets PLC (United Kingdom), SOFR + 0.540%	0.590	(c)	01/31/24	15,000	15,028,505

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)

Banks (cont'd.)
Standard Chartered Bank (United Kingdom), SOFR + 0.420%	0.470	%(c)	07/28/23	13,000	$13,000,001

TOTAL CERTIFICATES OF DEPOSIT (cost $27,994,558)					28,028,506

TOTAL LONG-TERM INVESTMENTS (cost $1,640,854,279)					1,625,059,743

SHORT-TERM INVESTMENTS 18.1%

TIME DEPOSIT 2.0%
BNP Paribas (France) (cost $38,702,811)	0.005		03/01/22	38,703	38,702,811

CERTIFICATES OF DEPOSIT 1.5%

Banks 1.5%
Bank of Montreal (Canada)	0.230		05/05/22	5,000	4,998,436
Bank of Nova Scotia (Canada)	0.230		05/10/22	5,000	4,998,584
Mizuho Bank Ltd.	0.250		03/18/22	10,000	10,000,640
MUFG Bank Ltd.	0.300		10/25/22	10,000	9,946,470

TOTAL CERTIFICATES OF DEPOSIT (cost $30,000,000)					29,944,130

COMMERCIAL PAPER 14.6%
Alexandria Real Estate Equities, Inc. 144A	0.360	(s)	03/09/22	10,000	9,999,543
BASF SE 144A	0.210	(s)	03/16/22	10,000	9,999,547
BAT International Finance PLC (United Kingdom) 144A	0.320	(s)	03/04/22	11,000	10,999,724
Canadian Imperial Bank of Commerce (Canada) 144A	0.241	(s)	05/04/22	4,000	3,997,595
Danaher Corp. 144A	0.380	(s)	03/14/22	14,000	13,997,812
Enbridge, Inc. 144A	0.430	(s)	03/17/22	20,000	19,995,552
Enel Finance America LLC 144A	0.392	(s)	07/14/22	5,000	4,982,565
Enel Finance America LLC 144A	0.392	(s)	07/15/22	5,000	4,982,380
Enel Finance America LLC 144A	0.401	(s)	05/26/22	10,000	9,981,682
Evergy, Inc. 144A	0.540	(s)	03/21/22	12,000	11,997,620
Glencore Funding LLC 144A	0.330	(s)	03/23/22	20,000	19,996,294
Healthpeak Properties, Inc. 144A	0.370	(s)	03/08/22	8,500	8,499,490
Healthpeak Properties, Inc. 144A	0.370	(s)	03/15/22	1,500	1,499,787
Healthpeak Properties, Inc. 144A	0.380	(s)	03/16/22	10,000	9,998,467
HP, Inc. 144A	0.320	(s)	03/17/22	10,000	9,998,489
Hyundai Capital America 144A	0.390	(s)	03/18/22	1,000	999,837

See Notes to Financial Statements.

PGIM Fixed Income ETFs	29

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Hyundai Capital America 144A	0.400%(s)	03/17/22	9,000	$8,998,640
Nutrien Ltd. (Canada) 144A	0.400(s)	03/21/22	12,000	11,997,340
Public Service Enterprise Group, Inc. 144A	0.370(s)	03/21/22	10,000	9,998,017
Realty Income Corp. 144A	0.420(s)	03/21/22	10,000	9,998,017
Sempra Energy 144A	0.313(s)	03/11/22	15,000	14,998,740
Telus Corp. (Canada) 144A	0.370(s)	03/18/22	15,000	14,997,563
TransCanada PipeLines Ltd. (Canada) 144A	0.390(s)	03/14/22	8,000	7,999,066
UBS AG (United Kingdom) 144A, SOFR + 0.170%	0.222(c)	09/21/22	3,500	3,498,368
Ventas Realty LP 144A	0.300(s)	03/04/22	8,500	8,499,787
VW Credit, Inc. 144A	0.400(s)	03/17/22	5,000	4,999,245
Walt Disney Co. (The) 144A	0.271(s)	03/31/22	7,000	6,999,060
Waste Management, Inc. 144A	0.301(s)	09/09/22	6,500	6,463,794
Waste Management, Inc. 144A	0.321(s)	07/11/22	8,500	8,472,711
Welltower, Inc. 144A	0.340(s)	03/08/22	12,000	11,999,360

TOTAL COMMERCIAL PAPER (cost $281,917,146)				281,846,092

TOTAL SHORT-TERM INVESTMENTS (cost $350,619,957)				350,493,033

TOTAL INVESTMENTS 102.2% (cost $1,991,474,236)				1,975,552,776
Liabilities in excess of other assets (2.2)%				(42,818,836)

NET ASSETS 100.0%				$1,932,733,940

Below is a list of the abbreviation(s) used in the semi-annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

BKNT—Bank Note

BSBY—Bloomberg Short-Term Bank Yield Index

CLO—Collateralized Loan Obligation

FEDL01—1 Day Overnight FED Funds Effective Rate

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

SOFR—Secured Overnight Financing Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2022.

See Notes to Financial Statements.

30

(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(s)	Represents zero coupon bond. Rate represents yield to maturity at purchase date.

Futures contracts outstanding at February 28, 2022:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Positions:
26	2 Year U.S. Treasury Notes	Jun. 2022	$5,595,891	$(18,635)

Interest rate swap agreements outstanding at February 28, 2022:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2022	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
24,945	04/01/22	2.265%(S)	3 Month LIBOR(1)(Q)	$(10,289)	$(273,993)	$(263,704)
11,000	04/12/22	2.357%(S)	3 Month LIBOR(1)(Q)	(9,373)	(122,947)	(113,574)
3,250	06/15/22	1.873%(S)	3 Month LIBOR(1)(Q)	3,105	(23,806)	(26,911)
22,000	08/22/22	1.421%(S)	3 Month LIBOR(1)(Q)	(4,761)	(70,149)	(65,388)
19,000	09/03/22	1.919%(S)	3 Month LIBOR(1)(Q)	(38,489)	(278,077)	(239,588)
25,000	01/30/23	1.467%(S)	3 Month LIBOR(1)(Q)	(7,646)	(113,638)	(105,992)
7,500	05/11/22	2.300%(S)	FEDL01(1)(A)	(24,503)	(165,615)	(141,112)
8,000	07/02/22	(0.001)%(S)	FEDL01(1)(A)	28	18,204	18,176
2,000	12/10/22	0.362%(S)	FEDL01(1)(A)	10	6,125	6,115
7,000	01/14/23	(0.006)%(S)	FEDL01(1)(A)	58	56,555	56,497
5,000	04/13/23	(0.013)%(S)	FEDL01(1)(A)	65	63,273	63,208
8,560	05/11/23	2.250%(S)	FEDL01(1)(A)	(252,755)	(271,604)	(18,849)
18,000	06/07/23	0.148%(S)	FEDL01(1)(A)	120	214,919	214,799
75,000	07/26/23	0.192%(S)	FEDL01(1)(A)	223	1,003,553	1,003,330
5,000	12/07/23	0.221%(S)	FEDL01(1)(A)	114	96,891	96,777
8,750	02/04/24	0.133%(S)	FEDL01(1)(A)	6,590	210,984	204,394
19,500	03/01/24	0.230%(S)	FEDL01(1)(A)	16,140	426,660	410,520
8,000	03/15/24	0.276%(S)	FEDL01(1)(A)	114	169,321	169,207
7,000	03/18/24	0.278%(S)	FEDL01(1)(A)	113	148,757	148,644
3,000	04/26/24	0.305%(S)	FEDL01(1)(A)	112	66,963	66,851
16,750	05/20/24	0.296%(S)	FEDL01(1)(A)	139	397,557	397,418
10,900	06/07/24	0.318%(S)	FEDL01(1)(A)	132	260,935	260,803
12,750	06/16/24	0.304%(S)	FEDL01(1)(A)	137	316,251	316,114
8,000	08/31/24	0.399%(S)	FEDL01(1)(A)	133	202,346	202,213

See Notes to Financial Statements.

PGIM Fixed Income ETFs	31

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Interest rate swap agreements outstanding at February 28, 2022 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2022	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d):
8,000	10/01/23	0.251%(S)	SOFR(1)(A)	$133	$118,662	$118,529
11,250	05/11/24	0.300%(S)	SOFR(1)(A)	(1,277)	250,188	251,465
15,000	08/05/24	0.261%(S)	SOFR(1)(A)	149	411,918	411,769
3,000	08/13/24	0.368%(S)	SOFR(1)(A)	128	73,872	73,744
4,500	09/09/24	0.368%(S)	SOFR(1)(A)	(13)	116,277	116,290
9,750	10/12/24	0.511%(S)	SOFR(1)(A)	149	225,597	225,448
16,000	05/11/25	0.450%(S)	SOFR(1)(A)	16,446	482,095	465,649

				$(304,768)	$4,018,074	$4,322,842

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/ exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$3,452,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

32

The following is a summary of the inputs used as of February 28, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets Long-Term Investments
Asset-Backed Securities
Automobile ABS	$—	$15,563,024	$—
Collateralized Loan Obligations	—	426,669,387	—
Other ABS	—	2,201,161	—
Commercial Mortgage-Backed Securities	—	276,717,286	—
Corporate Bonds	—	875,880,379	—
Certificates of Deposit	—	28,028,506	—
Short-Term Investments
Certificates of Deposit	—	29,944,130	—
Time Deposit	—	38,702,811	—
Commercial Paper	—	281,846,092	—

Total	$—	$1,975,552,776	$—

Other Financial Instruments*
Assets
Centrally Cleared Interest Rate Swap Agreements	$—	$5,297,960	$—

Total	$—	$5,297,960	$—

Liabilities
Futures Contracts	$(18,635)	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	(975,118)	—

Total	$(18,635)	$(975,118)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

PGIM Fixed Income ETFs	33

PGIM Ultra Short Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2022 were as follows:

Collateralized Loan Obligations	22.1%
Banks	18.8
Commercial Paper	14.6
Commercial Mortgage-Backed Securities	14.3
Electric	3.6
Pharmaceuticals	3.2
Diversified Financial Services	3.2
Insurance	2.7
Time Deposit	2.0
Auto Manufacturers	1.8
Telecommunications	1.7
Healthcare-Products	1.4
Pipelines	1.3
Food	1.2
Oil & Gas	1.0
Software	0.8
Automobile ABS	0.8
Real Estate Investment Trusts (REITs)	0.7
Beverages	0.7
Machinery-Constructions & Mining	0.5
Savings & Loans	0.5
Household Products/Wares	0.4
Airlines	0.4
Forest Products & Paper	0.4
Healthcare-Services	0.4
Semiconductors	0.4
Real Estate	0.3
Chemicals	0.3
Retail	0.3
Gas	0.3
Computers	0.3
Commercial Services	0.3
Apparel	0.2
Agriculture	0.2
Mining	0.2
Transportation	0.2
Media	0.2
Miscellaneous Manufacturer	0.2
Biotechnology	0.1
Building Materials	0.1
Other ABS	0.1

102.2
Liabilities in excess of other assets	(2.2)

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

34

Fair values of derivative instruments as of February 28, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures*	$—	Due from/to broker—variation margin futures*	$(18,635)
Interest rate contracts	Due from/to broker—variation margin swaps*	5,297,960	Due from/to broker—variation margin swaps*	(975,118)

		$5,297,960		$(993,753)

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended February 28, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$125,297	$(939,059)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(13,920)	$6,617,418

For the period ended February 28, 2022 the Fund’s average volume of derivative activities is as follows:

Futures Contracts—Short Positions(1)	Interest Rate Swap Agreements(1)
$6,329,896	$417,605,000

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended February 28, 2022.

See Notes to Financial Statements.

PGIM Fixed Income ETFs	35

PGIM Ultra Short Bond ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2022

Assets
Investments at value:
Unaffiliated investments (cost $1,991,474,236)	$1,975,552,776
Cash	190
Interest and dividends receivable	3,752,281
Deposit with broker for centrally cleared/exchange-traded derivatives	3,452,000

Total Assets	1,982,757,247

Liabilities
Payable for investments purchased	41,470,534
Payable for Fund shares purchased	7,402,845
Due to broker—variation margin swaps	905,887
Management fee payable	224,674
Due to broker—variation margin futures	18,281
Other liabilities	1,086

Total Liabilities	50,023,307

Net Assets	$1,932,733,940

Net assets were comprised of:
Common stock, at par	$39,200
Paid-in capital in excess of par	1,961,167,041
Total distributable earnings (loss)	(28,472,301)

Net assets, February 28, 2022	$1,932,733,940

Net asset value, offering price and redemption price per share, ($1,932,733,940 / 39,200,000 shares of common stock issued and outstanding)	$49.30

See Notes to Financial Statements.

36

PGIM Ultra Short Bond ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2022

Net Investment Income (Loss)
Income
Interest income	$8,562,827
Affiliated dividend income	30,823
Income from securities lending, net (including affiliated income of $397)	1,231

Total income	8,594,881

Expenses
Management fee	1,455,161

Total expenses	1,455,161

Net investment income (loss)	7,139,720

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $(600))	1,215,134
Futures transactions	125,297
Swap agreement transactions	(939,059)

401,372

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $600)	(19,618,170)
Futures	(13,920)
Swap agreements	6,617,418

(13,014,672)

Net gain (loss) on investment transactions	(12,613,300)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(5,473,580)

See Notes to Financial Statements.

PGIM Fixed Income ETFs	37

PGIM Ultra Short Bond ETF

Statements of Changes in Net Assets

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,139,720	$16,827,976
Net realized gain (loss) on investments	401,372	(4,807,851)
Net change in unrealized appreciation (depreciation) on investments	(13,014,672)	68,868

Net increase (decrease) in net assets resulting from operations	(5,473,580)	12,088,993

Dividends and Distributions
Distributions from distributable earnings	(10,509,746)	(18,216,405)

Fund share transactions
Net proceeds from shares sold	225,618,012	934,975,118
Cost of shares purchased	(153,439,470)	(92,197,152)

Net increase (decrease) in net assets from Fund share transactions	72,178,542	842,777,966

Total increase (decrease)	56,195,216	836,650,554

Net Assets:
Beginning of period	1,876,538,724	1,039,888,170

End of period	$1,932,733,940	$1,876,538,724

See Notes to Financial Statements.

38

PGIM Ultra Short Bond ETF

Financial Highlights

	Six Months Ended February 28, 2022 (unaudited)		Year Ended August 31, 2021	Year Ended August 31, 2020	Year Ended August 31, 2019	April 5, 2018(e) through August 31, 2018
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$49.71		$49.93	$50.15	$50.12	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.18		0.64	1.06	1.40	0.53
Net realized and unrealized gain (loss) on investments	(0.32)		(0.15)	(0.08)	(0.02)	0.01
Total from investment operations	(0.14)		0.49	0.98	1.38	0.54
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.71)	(1.20)	(1.35)	(0.42)
Net asset value, end of period	$49.30		$49.71	$49.93	$50.15	$50.12
Total Return(b):	(0.28)%		0.98%	1.99%	2.80%	1.08%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,932,734		$1,876,539	$1,039,888	$562,990	$52,627
Average net assets (000)	$1,956,293		$1,320,282	$883,274	$246,678	$33,209
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.15%	(d)	0.15%	0.15%	0.15%	0.15%	(d)
Expenses before waivers and/or expense reimbursement	0.15%	(d)	0.15%	0.15%	0.15%	0.15%	(d)
Net investment income (loss)	0.74%	(d)	1.27%	2.12%	2.77%	2.58%	(d)
Portfolio turnover rate(f)	1%		10%	47%	7%	145%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Commencement of operations.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs	39

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited)

as of February 28, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 94.0%

ASSET-BACKED SECURITY 1.1%

Collateralized Loan Obligations 1.1%
Madison Park Funding XXXIII Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month Term SOFR + 1.290%	1.449	%(c)	10/15/32	1,000	$993,591

TOTAL ASSET-BACKED SECURITY (cost $1,000,000)					993,591

BANK LOANS 2.4%

Airlines 0.3%
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) (Cayman Islands), Initial Term Loan, 3 Month LIBOR + 4.750%	5.500	(c)	04/20/28	132	133,736
United AirLines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	4.500	(c)	04/21/28	194	192,247

					325,983

Computers 0.1%
Banff Guarantor, Inc., Initial Term Loan (Second Lien), 3 Month LIBOR + 5.500%	6.000	(c)	02/27/26	50	49,781

Diversified/Conglomerate Services 0.3%
Intrado Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000	(c)	10/10/24	265	236,049

Electric & Gas Marketing 0.1%
Heritage Power LLC, Term Loan, 3 Month LIBOR + 6.000%	7.000	(c)	07/30/26	144	94,554

Entertainment 0.1%
Golden Nugget Online Gaming LLC, 2020 Initial Term Loan, 1 Month LIBOR + 12.000%	13.000	(c)	10/04/23	4	4,002
Scientific Games International, Inc., Initial Term B-5 Loan, 1 Month LIBOR + 2.750%	2.959	(c)	08/14/24	73	72,586

					76,588

Industrial Services 0.1%
Great Outdoors Group LLC, Term B-2 Loan, 3 Month LIBOR + 3.750%	4.500	(c)	03/06/28	50	49,222

See Notes to Financial Statements.

40

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

BANK LOANS (Continued)

Infrastructure Software 0.2%
McAfee LLC, Term B USD Loan, 3 Month LIBOR + 2.750%	6.000	%(c)	09/30/24	185	$184,562

Insurance 0.2%
Asurion LLC, New B-4 Term Loan (Second Lien), 1 Month LIBOR + 5.250%	5.459	(c)	01/20/29	225	222,047

Media 0.0%
Diamond Sports Group LLC, Term Loan, 3 Month LIBOR + 2.250%	5.500	(c)	08/24/26	40	14,797

Oil & Gas 0.2%
Ascent Resources Utica Holdings LLC/Aru Finance Corp., Term Loan (Second Lien), 3 Month LIBOR + 9.000%	10.000	(c)	11/01/25	118	126,113
CITGO Petroleum Corp., 2019 Incremental Term B Loan, 1 Month LIBOR + 6.250%	7.250	(c)	03/28/24	67	66,324
EG Group Ltd. (United Kingdom), Additional Term Facility (USD), 3 Month LIBOR + 4.250%	4.750	(c)	03/31/26	30	29,590

					222,027

Software 0.6%
Boxer Parent Co., Inc., 2021 Replacement Dollar Term Loan, 3 Month LIBOR + 3.750%	3.974	(c)	10/02/25	25	24,623
Genesys Cloud Services Holdings I LLC, Initial Dollar Term Loan (2020), 1 Month LIBOR + 4.000%	4.750	(c)	12/01/27	25	24,688
Misys Ltd. (United Kingdom), Dollar Term Loan (First Lien), 3 Month LIBOR + 3.500%	4.500	(c)	06/13/24	399	392,833
Skillsoft Finance II, Inc., Initial Term Loan, 3 Month LIBOR + 4.750%	5.500	(c)	07/14/28	100	99,542

					541,686

Telecommunications 0.2%
Xplornet Communications, Inc. (Canada),
Refinancing Term Loan (First Lien), 1 Month LIBOR + 4.000%	4.500	(c)	10/02/28	224	221,969

TOTAL BANK LOANS (cost $2,205,171)					2,239,265

See Notes to Financial Statements.

PGIM Fixed Income ETFs	41

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 88.9%

Advertising 0.5%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750%	08/15/26	25	$17,999
Terrier Media Buyer, Inc., Gtd. Notes, 144A	8.875	12/15/27	440	452,779

				470,778

Aerospace & Defense 3.2%
Boeing Co. (The),
Sr. Unsec’d. Notes	5.805	05/01/50	150	178,345
Sr. Unsec’d. Notes	5.930	05/01/60	350	416,070
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	150	143,445
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	200	200,138
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	375	388,360
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	350	353,640
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	490	496,756
Maxar Space Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	103	109,549
Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	225	233,772
TransDigm, Inc.,
Gtd. Notes	4.625	01/15/29	50	47,224
Gtd. Notes	5.500	11/15/27	450	448,247

				3,015,546

Agriculture 0.2%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	5.750	02/01/29	175	162,353

Airlines 0.8%
American Airlines, Inc., Sr. Sec’d. Notes, 144A	11.750	07/15/25	175	212,315
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (Multinational),
Sr. Sec’d. Notes, 144A	5.500	04/20/26	50	51,240
Sr. Sec’d. Notes, 144A	5.750	04/20/29	125	127,748
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	5.750	01/20/26	50	50,767
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.625	04/15/29	300	292,931

				735,001

Apparel 0.5%
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	50	47,321
William Carter Co. (The), Gtd. Notes, 144A	5.625	03/15/27	325	331,118

See Notes to Financial Statements.

42

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Apparel (cont'd.)
Wolverine World Wide, Inc., Gtd. Notes, 144A	4.000%	08/15/29	125	$114,929

				493,368

Auto Manufacturers 2.7%
Allison Transmission, Inc.,
Gtd. Notes, 144A	3.750	01/30/31	150	139,222
Sr. Unsec’d. Notes, 144A	5.875	06/01/29	75	78,765
Ford Holdings LLC, Gtd. Notes	9.300	03/01/30	100	130,077
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	75	70,793
Sr. Unsec’d. Notes	4.750	01/15/43	685	662,932
Sr. Unsec’d. Notes	5.291	12/08/46	175	179,637
Sr. Unsec’d. Notes	7.400	11/01/46	275	338,951
Sr. Unsec’d. Notes	9.625	04/22/30	265	361,570
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.000	11/13/30	400	396,690
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	175	167,001
Wabash National Corp., Gtd. Notes, 144A	4.500	10/15/28	50	47,233

				2,572,871

Auto Parts & Equipment 1.3%
Adient Global Holdings Ltd. (Jersey, Channel Islands), Gtd. Notes, 144A	4.875	08/15/26	400	398,491
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	5.000	10/01/29	50	47,396
Gtd. Notes	6.250	03/15/26	100	101,345
Gtd. Notes	6.500	04/01/27	150	153,372
Gtd. Notes	6.875	07/01/28	75	77,250
Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	50	34,379
Dana, Inc.,
Sr. Unsec’d. Notes	4.250	09/01/30	25	23,827
Sr. Unsec’d. Notes	4.500	02/15/32	100	93,560
Sr. Unsec’d. Notes	5.625	06/15/28	35	35,901
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	5.125	04/15/29	150	150,212
Sr. Sec’d. Notes, 144A	7.875	01/15/29	25	26,410
Titan International, Inc., Sr. Sec’d. Notes	7.000	04/30/28	100	103,423

				1,245,566

See Notes to Financial Statements.

PGIM Fixed Income ETFs	43

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks 0.2%
Citigroup, Inc., Jr. Sub. Notes, 5 Year CMT + 3.417%	3.875	%(c)	2/18/2026	(rr)	75	$71,329
Freedom Mortgage Corp., Sr. Unsec’d. Notes, 144A	7.625		05/01/26		75	72,009

						143,338

Building Materials 2.7%
Cornerstone Building Brands, Inc., Gtd. Notes, 144A	6.125		01/15/29		165	157,950
Eco Material Technologies, Inc., Sr. Sec’d. Notes, 144A	7.875		01/31/27		50	50,587
Griffon Corp., Gtd. Notes	5.750		03/01/28		350	348,374
JELD-WEN, Inc., Gtd. Notes, 144A	4.625		12/15/25		175	171,784
Masonite International Corp. (Canada),
Gtd. Notes, 144A	3.500		02/15/30		195	180,927
Gtd. Notes, 144A	5.375		02/01/28		25	25,549
MIWD Holdco II LLC/MIWD Finance Corp., Gtd. Notes, 144A	5.500		02/01/30		100	95,264
Patrick Industries, Inc.,
Gtd. Notes, 144A	4.750		05/01/29		75	68,499
Gtd. Notes, 144A	7.500		10/15/27		75	78,446
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000		11/01/28		500	500,010
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375		01/15/31		350	311,989
Sr. Unsec’d. Notes, 144A	4.375		07/15/30		150	141,637
Sr. Unsec’d. Notes, 144A	4.750		01/15/28		48	47,125
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	5.000		02/15/27		120	120,814
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	6.500		03/15/27		275	283,577

						2,582,532

Chemicals 3.0%
Ashland LLC, Gtd. Notes	6.875		05/15/43		75	91,413
ASP Unifrax Holdings, Inc.,
Sr. Sec’d. Notes, 144A	5.250		09/30/28		50	48,123
Sr. Unsec’d. Notes, 144A(a)	7.500		09/30/29		25	22,817
Chemours Co. (The),
Gtd. Notes, 144A	4.625		11/15/29		150	138,923
Gtd. Notes, 144A	5.750		11/15/28		140	137,590
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750		08/15/24		75	69,660
Diamond BC BV (Netherlands), Gtd. Notes, 144A	4.625		10/01/29		155	140,557
EverArc Escrow Sarl (Luxembourg), Sr. Sec’d. Notes, 144A	5.000		10/30/29		55	50,872

See Notes to Financial Statements.

44

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont'd.)
Hexion, Inc., Gtd. Notes, 144A	7.875%	07/15/27	125	$131,992
Olympus Water US Holding Corp., Sr. Sec’d. Notes, 144A	4.250	10/01/28	200	186,953
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	550	550,775
SCIH Salt Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.625	05/01/29	25	23,677
SPCM SA (France), Sr. Unsec’d. Notes, 144A	3.125	03/15/27	200	189,257
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24	185	109,822
Sr. Sec’d. Notes, 144A	10.875	08/01/24	46	47,776
Tronox, Inc., Gtd. Notes, 144A	4.625	03/15/29	410	387,236
Valvoline, Inc.,
Gtd. Notes, 144A	4.250	02/15/30	25	23,697
Sr. Unsec’d. Notes, 144A	3.625	06/15/31	100	89,890
Venator Finance Sarl/Venator Materials LLC (Multinational),
Gtd. Notes, 144A	5.750	07/15/25	250	226,372
Sr. Sec’d. Notes, 144A	9.500	07/01/25	25	26,854
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A	4.875	06/15/27	50	49,795
Sr. Sec’d. Notes, 144A	5.625	10/01/24	25	25,504
Sr. Unsec’d. Notes, 144A	5.625	08/15/29	75	72,061

				2,841,616

Coal 0.0%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	10.750	05/15/26	41	44,191

Commercial Services 4.9%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	185	165,348
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	210	215,197
Sr. Unsec’d. Notes, 144A	6.000	06/01/29	400	374,035
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	275	288,771
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl (Multinational), Sr. Sec’d. Notes, 144A	4.625	06/01/28	400	375,050
Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26	50	49,767
AMN Healthcare, Inc.,
Gtd. Notes, 144A	4.000	04/15/29	50	47,474
Gtd. Notes, 144A	4.625	10/01/27	75	74,812

See Notes to Financial Statements.

PGIM Fixed Income ETFs	45

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont'd.)
APi Escrow Corp., Gtd. Notes, 144A	4.750%	10/15/29	50	$47,197
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	4.750	04/01/28	100	95,630
Gtd. Notes, 144A	5.375	03/01/29	125	122,895
Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27	25	24,392
Carriage Services, Inc., Gtd. Notes, 144A	4.250	05/15/29	75	70,764
Gartner, Inc., Gtd. Notes, 144A	3.625	06/15/29	50	48,572
Herc Holdings, Inc., Gtd. Notes, 144A	5.500	07/15/27	350	359,907
Hertz Corp. (The),
Gtd. Notes, 144A	4.625	12/01/26	25	23,941
Gtd. Notes, 144A	5.000	12/01/29	50	46,617
Metis Merger Sub LLC, Sr. Unsec’d. Notes, 144A	6.500	05/15/29	325	304,081
MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500	09/01/28	200	193,426
NESCO Holdings II, Inc., Sec’d. Notes, 144A	5.500	04/15/29	100	96,507
Service Corp. International, Sr. Unsec’d. Notes	4.000	05/15/31	200	191,326
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32	175	166,316
Gtd. Notes	3.875	02/15/31	325	314,165
Gtd. Notes	4.875	01/15/28	125	127,594
Gtd. Notes	5.250	01/15/30	275	286,154
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	515	539,831

				4,649,769

Computers 0.4%
Condor Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	7.375	02/15/30	165	158,781
NCR Corp.,
Gtd. Notes, 144A	5.000	10/01/28	150	147,440
Gtd. Notes, 144A	5.250	10/01/30	50	48,332
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	25	25,576

				380,129

Distribution/Wholesale 0.5%
Avient Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	100	102,484
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	425	397,611

				500,095

Diversified Financial Services 3.7%
Alliance Data Systems Corp., Gtd. Notes, 144A	4.750	12/15/24	100	99,740
goeasy Ltd. (Canada), Gtd. Notes, 144A	4.375	05/01/26	150	146,759

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont'd.)
Home Point Capital, Inc., Gtd. Notes, 144A	5.000%	02/01/26	125	$103,663
Jefferies Finance LLC/JFIN Co.-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28	400	385,969
LD Holdings Group LLC, Gtd. Notes, 144A	6.125	04/01/28	150	133,684
LFS Topco LLC, Gtd. Notes, 144A	5.875	10/15/26	75	74,902
LPL Holdings, Inc.,
Gtd. Notes, 144A	4.000	03/15/29	100	97,096
Gtd. Notes, 144A	4.375	05/15/31	50	48,809
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.125	12/15/30	400	377,000
Gtd. Notes, 144A	6.000	01/15/27	125	126,958
Navient Corp., Sr. Unsec’d. Notes	5.500	03/15/29	75	71,064
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	150	138,881
Gtd. Notes	4.000	09/15/30	225	205,185
Gtd. Notes	6.625	01/15/28	594	635,409
Gtd. Notes	6.875	03/15/25	125	133,380
Gtd. Notes	7.125	03/15/26	250	271,106
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29	50	44,601
Gtd. Notes, 144A	5.375	10/15/25	175	174,820
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.,
Gtd. Notes, 144A	3.625	03/01/29	75	70,485
Gtd. Notes, 144A	4.000	10/15/33	50	46,528
VistaJet Malta Finance PLC/XO Management Holding, Inc. (Multinational), Sr. Unsec’d. Notes, 144A	6.375	02/01/30	75	71,445

				3,457,484

Electric 4.4%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	375	342,908
Sr. Sec’d. Notes, 144A	4.500	02/15/28	186	181,523
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	40	37,196
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	250	230,813
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	734	707,829
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	140	143,136
Gtd. Notes	6.625	01/15/27	30	31,074
Gtd. Notes, 144A	3.375	02/15/29	175	162,457
Gtd. Notes, 144A	3.875	02/15/32	75	69,509
Gtd. Notes, 144A	5.250	06/15/29	350	356,877

See Notes to Financial Statements.

PGIM Fixed Income ETFs	47

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont'd.)
PG&E Corp.,
Sr. Sec’d. Notes	5.000%		07/01/28		175	$172,979
Sr. Sec’d. Notes	5.250		07/01/30		268	266,030
Vistra Corp.,
Jr. Sub. Notes, 144A, 5 Year CMT + 5.740%	7.000	(c)	12/15/2026	(rr)	100	99,266
Jr. Sub. Notes, 144A, 5 Year CMT + 6.930%	8.000	(c)	10/15/2026	(rr)	125	128,631
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375		05/01/29		150	145,609
Gtd. Notes, 144A	5.000		07/31/27		290	292,331
Gtd. Notes, 144A	5.500		09/01/26		50	50,912
Gtd. Notes, 144A	5.625		02/15/27		750	767,647

						4,186,727

Electrical Components & Equipment 0.5%
Energizer Holdings, Inc., Gtd. Notes, 144A	4.375		03/31/29		50	45,057
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125		06/15/25		300	313,988
Gtd. Notes, 144A	7.250		06/15/28		100	107,386

						466,431

Electronics 0.2%
II-VI, Inc., Gtd. Notes, 144A	5.000		12/15/29		25	24,970
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750		10/15/25		155	160,817
Sensata Technologies, Inc., Gtd. Notes, 144A	3.750		02/15/31		15	14,036

						199,823

Engineering & Construction 0.2%
AECOM, Gtd. Notes	5.125		03/15/27		50	51,275
Artera Services LLC, Sr. Sec’d. Notes, 144A	9.033		12/04/25		50	50,243
TopBuild Corp.,
Gtd. Notes, 144A	3.625		03/15/29		75	70,395
Gtd. Notes, 144A	4.125		02/15/32		50	47,540

						219,453

Entertainment 2.8%
AMC Entertainment Holdings, Inc., Sec’d. Notes, PIK 12.000% until 12/15/2021 then cash coupon 10.000% until 6/15/26; or combination of cash coupon 5.000% and PIK 6.000%, 144A	10.000		06/15/26		82	75,283

See Notes to Financial Statements.

48

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont'd.)
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.250%	07/01/25	265	$274,775
Sr. Unsec’d. Notes, 144A	4.625	10/15/29	100	94,854
Caesars Resort Collection LLC/CRC Finco, Inc., Sr. Sec’d. Notes, 144A	5.750	07/01/25	35	35,902
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	25	25,581
Everi Holdings, Inc., Gtd. Notes, 144A	5.000	07/15/29	100	98,038
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	150	154,003
International Game Technology PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.250	01/15/29	225	229,641
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750	02/15/29	75	75,283
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29	125	121,871
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	75	69,346
Sr. Unsec’d. Notes, 144A	5.625	01/15/27	367	371,800
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A	5.625	09/01/29	125	113,565
Gtd. Notes, 144A	5.875	09/01/31	200	181,500
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unsec’d. Notes, 144A	6.625	03/01/30	75	74,522
Scientific Games International, Inc.,
Gtd. Notes, 144A	8.250	03/15/26	200	208,887
Gtd. Notes, 144A	8.625	07/01/25	200	211,890
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A	5.125	10/01/29	180	174,646
Sr. Unsec’d. Notes, 144A	7.750	04/15/25	25	26,125

				2,617,512

Environmental Control 0.2%
GFL Environmental, Inc. (Canada),
Gtd. Notes, 144A	4.000	08/01/28	25	23,231
Gtd. Notes, 144A	4.375	08/15/29	125	115,944

				139,175

Food 3.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC, Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC,
Gtd. Notes, 144A	3.500	03/15/29	325	302,242
Gtd. Notes, 144A	5.875	02/15/28	25	25,967

See Notes to Financial Statements.

PGIM Fixed Income ETFs	49

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Food (cont'd.)
B&G Foods, Inc., Gtd. Notes	5.250%	09/15/27	400	$399,155
C&S Group Enterprises LLC, Gtd. Notes, 144A	5.000	12/15/28	75	65,228
Chobani LLC/Chobani Finance Corp., Inc.,
Gtd. Notes, 144A	7.500	04/15/25	50	50,018
Sr. Sec’d. Notes, 144A	4.625	11/15/28	50	48,142
JBS Finance Luxembourg Sarl (Luxembourg), Gtd. Notes, 144A	3.625	01/15/32	340	308,699
JBS USA LUX SA/JBS USA Finance, Inc. (Multinational), Gtd. Notes, 144A	6.750	02/15/28	210	221,847
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. (Multinational),
Gtd. Notes, 144A	6.500	04/15/29	150	159,768
Sr. Unsec’d. Notes, 144A	5.500	01/15/30	25	25,850
Kraft Heinz Foods Co.,
Gtd. Notes	4.375	06/01/46	50	51,245
Gtd. Notes	4.875	10/01/49	25	27,676
Gtd. Notes	5.200	07/15/45	25	28,248
Gtd. Notes	5.500	06/01/50	25	29,987
Gtd. Notes	6.500	02/09/40	25	32,183
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	175	169,194
Gtd. Notes, 144A	4.375	01/31/32	75	72,900
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	3.500	03/01/32	50	46,017
Gtd. Notes, 144A	4.250	04/15/31	175	169,124
Gtd. Notes, 144A	5.875	09/30/27	115	118,256
Post Holdings, Inc.,
Gtd. Notes, 144A	4.625	04/15/30	200	188,458
Gtd. Notes, 144A	5.500	12/15/29	25	25,205
Gtd. Notes, 144A	5.625	01/15/28	75	75,533
Sr. Unsec’d. Notes, 144A	4.500	09/15/31	350	324,103
US Foods, Inc., Gtd. Notes, 144A	4.750	02/15/29	25	24,726

				2,989,771

Gas 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	150	152,578
Sr. Unsec’d. Notes	5.750	05/20/27	375	378,717
Sr. Unsec’d. Notes	5.875	08/20/26	78	79,633

				610,928

See Notes to Financial Statements.

50

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Products 1.0%
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875%	04/01/29	500	$474,817
Sr. Unsec’d. Notes, 144A	5.250	10/01/29	525	502,995

				977,812

Healthcare-Services 4.0%
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	3.500	04/01/30	50	46,619
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes, 144A	5.250	05/15/30	50	48,518
DaVita, Inc.,
Gtd. Notes, 144A	3.750	02/15/31	661	604,980
Gtd. Notes, 144A	4.625	06/01/30	100	95,872
HCA, Inc.,
Gtd. Notes	5.625	09/01/28	30	33,234
Gtd. Notes	5.875	02/15/26	75	81,129
Gtd. Notes	5.875	02/01/29	50	55,859
Gtd. Notes	7.500	11/06/33	75	99,110
Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	6.750	04/15/25	50	51,784
LifePoint Health, Inc., Gtd. Notes, 144A	5.375	01/15/29	650	610,188
MEDNAX, Inc., Gtd. Notes, 144A	5.375	02/15/30	75	74,638
Molina Healthcare, Inc., Sr. Unsec’d. Notes, 144A	3.875	05/15/32	50	49,014
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	200	204,428
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	200	202,505
Sr. Sec’d. Notes, 144A	4.250	06/01/29	900	868,590
Sr. Sec’d. Notes, 144A	4.375	01/15/30	100	96,586
Sr. Sec’d. Notes, 144A	4.875	01/01/26	234	235,557
Sr. Unsec’d. Notes	6.875	11/15/31	275	293,768

				3,752,379

Home Builders 4.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	08/01/29	100	94,828
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	50	47,025
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	225	224,016
Gtd. Notes	7.250	10/15/29	470	475,663
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	350	320,406
Gtd. Notes, 144A	6.250	09/15/27	145	145,944
Sr. Unsec’d. Notes, 144A	5.000	06/15/29	50	47,035

See Notes to Financial Statements.

PGIM Fixed Income ETFs	51

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Home Builders (cont'd.)
Century Communities, Inc.,
Gtd. Notes	6.750%	06/01/27	25	$25,980
Gtd. Notes, 144A	3.875	08/15/29	125	116,016
Forestar Group, Inc.,
Gtd. Notes, 144A	3.850	05/15/26	200	189,831
Gtd. Notes, 144A	5.000	03/01/28	75	72,549
KB Home,
Gtd. Notes	4.000	06/15/31	25	23,995
Gtd. Notes	4.800	11/15/29	250	250,066
M/I Homes, Inc.,
Gtd. Notes	3.950	02/15/30	150	136,448
Gtd. Notes	4.950	02/01/28	75	73,342
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	175	164,482
Sr. Unsec’d. Notes, 144A	5.250	12/15/27	250	250,917
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A	4.750	02/15/28	225	216,549
Sr. Unsec’d. Notes, 144A	4.750	04/01/29	50	47,547
STL Holding Co. LLC, Sr. Unsec’d. Notes, 144A	7.500	02/15/26	75	77,189
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	300	314,864
Gtd. Notes, 144A	6.625	07/15/27	100	102,876
Sr. Unsec’d. Notes, 144A	5.125	08/01/30	435	434,244
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250	06/01/27	75	74,927
Gtd. Notes	5.700	06/15/28	15	15,127

				3,941,866

Home Furnishings 0.1%
Tempur Sealy International, Inc., Gtd. Notes, 144A	4.000	04/15/29	50	47,134

Household Products/Wares 0.3%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	150	140,111
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,
Gtd. Notes, 144A	7.000	12/31/27	125	105,818
Sr. Sec’d. Notes, 144A	5.000	12/31/26	25	22,546

				268,475

See Notes to Financial Statements.

52

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Housewares 0.5%
Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.000%	04/01/31	125	$114,830
Gtd. Notes	4.375	02/01/32	50	46,500
SWF Escrow Issuer Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	375	336,568

				497,898

Insurance 0.2%
Acrisure LLC/Acrisure Finance, Inc., Sr. Unsec’d. Notes, 144A	6.000	08/01/29	125	113,268
AmWINS Group, Inc., Sr. Unsec’d. Notes, 144A	4.875	06/30/29	50	47,843
BroadStreet Partners, Inc., Sr. Unsec’d. Notes, 144A	5.875	04/15/29	75	69,942

				231,053

Internet 0.3%
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	3.500	03/01/29	245	232,393
NortonLifeLock, Inc., Sr. Unsec’d. Notes, 144A	5.000	04/15/25	40	40,059

				272,452

Iron/Steel 0.4%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	91	95,390
Commercial Metals Co.,
Sr. Unsec’d. Notes	4.125	01/15/30	25	24,152
Sr. Unsec’d. Notes	4.375	03/15/32	100	96,126
TMS International Corp., Sr. Unsec’d. Notes, 144A	6.250	04/15/29	25	24,026
United States Steel Corp., Sr. Unsec’d. Notes	6.875	03/01/29	115	118,165

				357,859

Leisure Time 0.1%
Viking Cruises Ltd. (Bermuda), Gtd. Notes, 144A	5.875	09/15/27	25	23,213
Viking Ocean Cruises Ship VII Ltd. (Bermuda), Sr. Sec’d. Notes, 144A	5.625	02/15/29	25	23,592
Vista Outdoor, Inc., Gtd. Notes, 144A	4.500	03/15/29	50	47,056

				93,861

Lodging 1.7%
Boyd Gaming Corp.,
Gtd. Notes	4.750	12/01/27	100	100,435
Gtd. Notes, 144A	4.750	06/15/31	25	24,562

See Notes to Financial Statements.

PGIM Fixed Income ETFs	53

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont'd.)
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625%	02/15/32	355	$337,440
Gtd. Notes, 144A	5.375	05/01/25	25	25,768
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	75	75,214
Gtd. Notes	4.750	10/15/28	350	349,173
Gtd. Notes	5.500	04/15/27	450	464,521
Gtd. Notes	6.750	05/01/25	25	25,892
Wynn Macau Ltd. (Cayman Islands), Sr. Unsec’d. Notes, 144A	5.625	08/26/28	200	174,290

				1,577,295

Machinery-Constructions & Mining 0.1%
Terex Corp., Gtd. Notes, 144A	5.000	05/15/29	50	49,524

Machinery-Diversified 0.6%
GrafTech Finance, Inc., Sr. Sec’d. Notes, 144A	4.625	12/15/28	190	185,025
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24	382	389,673

				574,698

Media 9.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	600	569,880
Sr. Unsec’d. Notes, 144A	4.250	02/01/31	650	610,059
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	250	229,796
Sr. Unsec’d. Notes, 144A	4.500	08/15/30	50	48,179
Sr. Unsec’d. Notes, 144A	4.500	06/01/33	425	398,271
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	367	360,525
Sr. Unsec’d. Notes, 144A	4.750	02/01/32	100	97,215
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	50	50,304
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	125	126,964
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	200	204,451
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	200	170,045
Gtd. Notes, 144A	4.125	12/01/30	200	179,736
Gtd. Notes, 144A	4.500	11/15/31	200	182,015
Gtd. Notes, 144A	5.375	02/01/28	680	661,467
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	325	270,965
Sr. Unsec’d. Notes, 144A	5.750	01/15/30	500	442,381

See Notes to Financial Statements.

54

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont'd.)
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A	6.625%	08/15/27	751	$176,364
Sr. Sec’d. Notes, 144A	5.375	08/15/26	560	230,242
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	325	274,066
Gtd. Notes	5.875	11/15/24	200	200,031
Gtd. Notes	7.375	07/01/28	125	117,900
Gtd. Notes	7.750	07/01/26	309	311,819
Gray Television, Inc.,
Gtd. Notes, 144A	5.875	07/15/26	100	102,241
Gtd. Notes, 144A	7.000	05/15/27	75	78,851
iHeartCommunications, Inc.,
Sr. Sec’d. Notes	6.375	05/01/26	40	41,237
Sr. Sec’d. Notes, 144A	5.250	08/15/27	100	99,650
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375	08/15/27	150	148,303
News Corp., Sr. Unsec’d. Notes, 144A	3.875	05/15/29	50	47,955
Nexstar Media, Inc.,
Gtd. Notes, 144A	4.750	11/01/28	50	48,575
Gtd. Notes, 144A	5.625	07/15/27	150	153,366
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	5.750	01/15/23	250	254,283
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A	4.500	09/15/26	225	215,222
Sr. Unsec’d. Notes, 144A	6.500	09/15/28	200	189,954
Scripps Escrow II, Inc.,
Sr. Sec’d. Notes, 144A	3.875	01/15/29	25	23,484
Sr. Unsec’d. Notes, 144A	5.375	01/15/31	125	118,842
Scripps Escrow, Inc., Gtd. Notes, 144A	5.875	07/15/27	20	19,997
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26	125	124,088
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	4.500	05/01/29	175	166,437
Sr. Sec’d. Notes, 144A	5.125	02/15/25	100	100,720
Sr. Sec’d. Notes, 144A	6.625	06/01/27	325	339,057
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.125	04/15/27	150	152,778
VZ Secured Financing BV (Netherlands), Sr. Sec’d. Notes, 144A	5.000	01/15/32	450	436,511

				8,774,226

Metal Fabricate/Hardware 0.2%
Roller Bearing Co. of America, Inc., Sr. Unsec’d. Notes, 144A	4.375	10/15/29	150	144,832

See Notes to Financial Statements.

PGIM Fixed Income ETFs	55

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Mining 1.2%
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.250%	09/01/29	200	$201,930
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	6.500	03/01/24	315	318,765
Hecla Mining Co., Gtd. Notes	7.250	02/15/28	75	78,751
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A	4.500	04/01/26	50	48,713
Gtd. Notes, 144A	6.125	04/01/29	110	112,771
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	5.750	10/15/28	14	12,779
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.375	05/15/25	33	33,495
Gtd. Notes, 144A	7.500	07/15/27	170	177,211
Novelis Corp.,
Gtd. Notes, 144A	3.875	08/15/31	100	92,135
Gtd. Notes, 144A	4.750	01/30/30	75	73,250

				1,149,800

Miscellaneous Manufacturer 0.2%
Amsted Industries, Inc.,
Gtd. Notes, 144A	5.625	07/01/27	25	25,442
Sr. Unsec’d. Notes, 144A	4.625	05/15/30	160	157,503

				182,945

Office & Business Equipment 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	3.250	02/15/29	75	69,889

Oil & Gas 6.2%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	125	132,140
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Sr. Unsec’d. Notes (d)	7.875	12/15/24	310	2,108
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	50	50,625
Gtd. Notes, 144A	5.375	03/01/30	350	356,594
Gtd. Notes, 144A	7.625	02/01/29	103	111,603
Gtd. Notes, 144A	8.375	07/15/26	81	88,957
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A	7.000	11/01/26	125	123,542
Gtd. Notes, 144A	9.000	11/01/27	62	80,551
Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26	250	261,272
Chesapeake Energy Corp.,
Gtd. Notes, 144A	5.500	02/01/26	25	25,695

See Notes to Financial Statements.

56

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont'd.)
Chesapeake Energy Corp., (cont'd.)
Gtd. Notes, 144A	5.875%	02/01/29	125	$129,192
Gtd. Notes, 144A	6.750	04/15/29	100	105,651
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	75	74,993
CITGO Petroleum Corp., Sr. Sec’d. Notes, 144A	7.000	06/15/25	100	100,256
CNX Resources Corp., Gtd. Notes, 144A	7.250	03/14/27	275	290,777
Comstock Resources, Inc.,
Gtd. Notes, 144A	5.875	01/15/30	50	48,410
Gtd. Notes, 144A	6.750	03/01/29	125	127,290
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	05/01/29	25	25,399
Sr. Unsec’d. Notes, 144A	5.625	10/15/25	25	25,288
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.750	01/30/28	225	233,207
Sr. Unsec’d. Notes, 144A	6.625	07/15/25	35	36,572
EQT Corp.,
Sr. Unsec’d. Notes	3.900	10/01/27	175	177,005
Sr. Unsec’d. Notes	7.500	02/01/30	250	298,197
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	02/01/29	175	175,698
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	125	126,938
Sr. Unsec’d. Notes, 144A	6.250	11/01/28	25	25,498
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	5.875	02/01/29	50	50,584
Gtd. Notes, 144A	7.125	02/01/27	325	339,265
Sec’d. Notes, 144A	6.500	01/15/25	9	9,135
Nabors Industries Ltd. (Bermuda),
Gtd. Notes, 144A	7.250	01/15/26	125	121,752
Gtd. Notes, 144A	7.500	01/15/28	125	119,656
Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25	150	143,717
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	6.450	09/15/36	200	235,088
Sr. Unsec’d. Notes	7.150	05/15/28	50	54,775
Sr. Unsec’d. Notes	8.500	07/15/27	120	144,689
Sr. Unsec’d. Notes	8.875	07/15/30	136	175,297
Parkland Corp. (Canada),
Gtd. Notes, 144A	4.500	10/01/29	125	117,896
Gtd. Notes, 144A	4.625	05/01/30	50	47,210
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	6.875	01/15/29	25	25,036
Gtd. Notes, 144A	7.125	01/15/26	75	75,840

See Notes to Financial Statements.

PGIM Fixed Income ETFs	57

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont'd.)
Range Resources Corp.,
Gtd. Notes	4.875%	05/15/25	50	$50,726
Gtd. Notes, 144A	4.750	02/15/30	145	141,883
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32	275	274,549
Gtd. Notes	5.375	02/01/29	25	25,711
Gtd. Notes	5.375	03/15/30	125	129,060
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29	75	71,992
Gtd. Notes	5.875	03/15/28	100	101,750
Gtd. Notes, 144A	4.500	04/30/30	75	71,802
Transocean, Inc. (Cayman Islands),
Gtd. Notes, 144A	7.250	11/01/25	110	85,643
Gtd. Notes, 144A	8.000	02/01/27	25	18,531

				5,865,045

Packaging & Containers 1.7%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 6.500% or PIK 7.250%, 144A	6.500	06/30/27	200	191,493
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging PLC (Multinational), Sr. Unsec’d. Notes, 144A	4.000	09/01/29	200	187,538
Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	85	81,813
Intelligent Packaging Holdco Issuer LP (Canada), Sr. Unsec’d. Notes, Cash coupon 9.000% or PIK 9.750%, 144A	9.000	01/15/26	75	76,013
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	375	365,028
LABL, Inc.,
Sr. Sec’d. Notes, 144A	5.875	11/01/28	175	167,447
Sr. Unsec’d. Notes, 144A	8.250	11/01/29	175	162,784
Sr. Unsec’d. Notes, 144A	10.500	07/15/27	75	77,124
OI European Group BV (Netherlands), Gtd. Notes, 144A	4.750	02/15/30	50	47,853
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A	6.375	08/15/25	50	52,410
Gtd. Notes, 144A	6.625	05/13/27	75	77,743
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375	10/15/28	50	46,178
TriMas Corp., Gtd. Notes, 144A	4.125	04/15/29	50	47,103

				1,580,527

See Notes to Financial Statements.

58

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals 3.4%
AdaptHealth LLC,
Gtd. Notes, 144A	4.625%		08/01/29		125	$112,818
Gtd. Notes, 144A	5.125		03/01/30		50	46,483
Gtd. Notes, 144A	6.125		08/01/28		145	144,563
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500		01/31/27		400	405,048
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000		02/15/29		50	40,487
Gtd. Notes, 144A	5.250		01/30/30		250	201,962
Gtd. Notes, 144A	5.250		02/15/31		150	119,250
Gtd. Notes, 144A	6.250		02/15/29		1,515	1,291,009
Sr. Sec’d. Notes, 144A	4.875		06/01/28		50	48,082
Embecta Corp., Sr. Sec’d. Notes, 144A	5.000		02/15/30		50	49,287
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. (Luxembourg), Sr. Sec’d. Notes, 144A	6.125		04/01/29		25	23,548
Jazz Securities DAC (Ireland), Sr. Sec’d. Notes, 144A	4.375		01/15/29		200	198,280
Organon & Co./Organon Foreign Debt Co.-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125		04/30/28		200	196,366
Sr. Unsec’d. Notes, 144A	5.125		04/30/31		200	199,760
P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A	7.750		11/15/25		150	143,540
Prestige Brands, Inc., Gtd. Notes, 144A	3.750		04/01/31		25	23,044

						3,243,527

Pipelines 2.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.375		06/15/29		75	75,375
Gtd. Notes, 144A	5.750		03/01/27		285	290,245
Gtd. Notes, 144A	5.750		01/15/28		125	126,638
Gtd. Notes, 144A	7.875		05/15/26		100	107,579
Cheniere Energy Partners LP,
Gtd. Notes	4.000		03/01/31		200	197,052
Gtd. Notes	4.500		10/01/29		100	101,906
CNX Midstream Partners LP, Gtd. Notes, 144A	4.750		04/15/30		25	24,114
DCP Midstream Operating LP, Gtd. Notes	5.625		07/15/27		20	21,432
Energy Transfer LP, Jr. Sub. Notes, 5 Year CMT + 5.306%	7.125	(c)	5/15/2030	(rr)	50	48,853

See Notes to Financial Statements.

PGIM Fixed Income ETFs	59

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont'd.)
EQM Midstream Partners LP,
Sr. Unsec’d. Notes	5.500%	07/15/28	25	$24,532
Sr. Unsec’d. Notes, 144A	6.000	07/01/25	120	122,365
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	70	73,262
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.875	01/15/29	75	76,092
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	200	196,155
Sr. Unsec’d. Notes, 144A	7.500	07/15/38	125	130,033
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	75	72,267
Gtd. Notes, 144A	6.000	03/01/27	134	134,543
Gtd. Notes, 144A	6.000	12/31/30	75	72,250
Gtd. Notes, 144A	6.000	09/01/31	50	47,638
Gtd. Notes, 144A	7.500	10/01/25	100	104,960
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.875	02/01/31	125	128,679
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	190	186,373
Sr. Sec’d. Notes, 144A	4.125	08/15/31	65	64,362
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	25	25,278
Sr. Unsec’d. Notes	4.550	02/01/30	25	25,646

				2,477,629

Real Estate 1.5%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	352	360,249
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	225	228,041
Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.125	02/01/29	150	142,353
Gtd. Notes, 144A	4.375	02/01/31	250	235,928
Gtd. Notes, 144A	5.375	08/01/28	80	80,804
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	5.250	04/15/29	175	167,695
Realogy Group LLC/Realogy Co.-Issuer Corp., Gtd. Notes, 144A	5.250	04/15/30	175	166,709

				1,381,779

See Notes to Financial Statements.

60

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 2.6%
Diversified Healthcare Trust,
Gtd. Notes	4.375%	03/01/31	225	$194,662
Gtd. Notes	9.750	06/15/25	175	185,059
Sr. Unsec’d. Notes	4.750	05/01/24	200	196,949
Sr. Unsec’d. Notes	4.750	02/15/28	225	204,068
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer,
Sr. Sec’d. Notes, 144A	5.875	10/01/28	150	152,714
Sr. Sec’d. Notes, 144A	7.500	06/01/25	221	231,047
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	4.750	10/15/27	100	98,154
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	7.875	02/15/25	980	1,021,356
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, Sr. Sec’d. Notes, 144A	4.750	04/15/28	150	142,941

				2,426,950

Retail 3.3%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	275	253,896
Sr. Sec’d. Notes, 144A	3.875	01/15/28	125	122,147
At Home Group, Inc.,
Gtd. Notes, 144A	7.125	07/15/29	250	223,119
Sr. Sec’d. Notes, 144A	4.875	07/15/28	50	46,100
Carrols Restaurant Group, Inc., Gtd. Notes, 144A	5.875	07/01/29	100	85,944
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750	02/07/25	400	399,755
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	125	118,984
Sr. Sec’d. Notes, 144A	4.625	01/15/29	100	95,764
Foundation Building Materials, Inc., Gtd. Notes, 144A	6.000	03/01/29	150	140,006
Gap, Inc. (The),
Gtd. Notes, 144A	3.625	10/01/29	50	45,339
Gtd. Notes, 144A	3.875	10/01/31	275	246,763
LBM Acquisition LLC, Gtd. Notes, 144A	6.250	01/15/29	180	166,696
LCM Investments Holdings II LLC, Sr. Unsec’d. Notes, 144A	4.875	05/01/29	75	71,388
Park River Holdings, Inc., Gtd. Notes, 144A	5.625	02/01/29	250	214,821
Sally Holdings LLC/Sally Capital, Inc., Sec’d. Notes, 144A	8.750	04/30/25	175	183,746
SRS Distribution, Inc., Gtd. Notes, 144A	6.000	12/01/29	75	70,867

See Notes to Financial Statements.

PGIM Fixed Income ETFs	61

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont'd.)
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.875%	03/01/27	125	$127,501
Sr. Unsec’d. Notes, 144A	5.000	06/01/31	225	214,902
Superior Plus LP/Superior General Partner, Inc. (Canada), Gtd. Notes, 144A	4.500	03/15/29	200	190,835
White Cap Buyer LLC, Sr. Unsec’d. Notes, 144A	6.875	10/15/28	75	74,650

				3,093,223

Software 0.6%
Black Knight InfoServ LLC, Gtd. Notes, 144A	3.625	09/01/28	250	236,959
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125	10/02/25	50	51,763
Camelot Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A	4.500	11/01/26	150	150,097
Dun & Bradstreet Corp. (The), Gtd. Notes, 144A	5.000	12/15/29	25	24,148
Rackspace Technology Global, Inc., Sr. Sec’d. Notes, 144A	3.500	02/15/28	110	99,850

				562,817

Specialty Retail 0.6%
Ferrellgas Escrow LLC ^	8.956	03/30/31	600	600,000

Telecommunications 4.8%
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	600	631,983
CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25	50	48,959
CommScope, Inc., Sr. Sec’d. Notes, 144A	6.000	03/01/26	250	256,007
Digicel Group Holdings Ltd. (Bermuda),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%	10.000	04/01/24	52	51,824
Sr. Unsec’d. Notes, 144A	8.000	04/01/25	200	180,993
Digicel International Finance Ltd./Digicel international Holdings Ltd. (Multinational),
Gtd. Notes, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%, 144A	8.000	12/31/26	200	191,500
Gtd. Notes, Cash coupon 6.000% or PIK 7.000%, 144A	13.000	12/31/25	386	385,416
Sr. Sec’d. Notes, 144A	8.750	05/25/24	250	252,500
Digicel Ltd. (Bermuda), Gtd. Notes, 144A	6.750	03/01/23	325	306,282
Iliad Holding SASU (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28	400	399,617
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23	490	0

See Notes to Financial Statements.

62

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont'd.)
Intelsat Jackson Holdings SA (Luxembourg), (cont'd.)
Gtd. Notes, 144A	8.500%	10/15/24	25	$0
Gtd. Notes, 144A	9.750	07/15/25	295	0
Sr. Sec’d. Notes, 144A	6.500	03/15/30	300	302,285
Level 3 Financing, Inc., Gtd. Notes, 144A	4.250	07/01/28	300	277,238
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes	7.600	09/15/39	27	23,763
Sr. Unsec’d. Notes	7.650	03/15/42	40	35,190
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32	125	173,366
Sprint Corp.,
Gtd. Notes	7.625	03/01/26	75	85,533
Gtd. Notes	7.875	09/15/23	75	80,599
Switch Ltd., Gtd. Notes, 144A	4.125	06/15/29	25	23,923
Viasat, Inc.,
Sr. Sec’d. Notes, 144A	5.625	04/15/27	140	139,957
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	370	353,887
Sr. Unsec’d. Notes, 144A	6.500	07/15/28	20	18,454
Viavi Solutions, Inc., Gtd. Notes, 144A	3.750	10/01/29	25	23,722
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A	4.000	03/01/27	125	118,737
Sr. Unsec’d. Notes, 144A	6.125	03/01/28	135	125,366

				4,487,101

Transportation 0.2%
XPO Logistics, Inc., Gtd. Notes, 144A	6.250	05/01/25	200	207,335

Trucking & Leasing 0.1%
Fortress Transportation & Infrastructure Investors LLC, Sr. Unsec’d. Notes, 144A	5.500	05/01/28	125	119,341

TOTAL CORPORATE BONDS (cost $86,648,672)				83,733,729

			Shares

COMMON STOCKS 1.6%

Oil, Gas & Consumable Fuels 1.1%
Chesapeake Energy Corp.			11,790	910,777
Chesapeake Energy Corp. Backstop Commitment *			68	5,253
Civitas Resources, Inc.			3,225	162,766

				1,078,796

See Notes to Financial Statements.

PGIM Fixed Income ETFs	63

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail 0.2%
Ferrellgas Partners LP (Class B Stock)	728	$184,184

Telecommunications 0.3%
Intelsat Emergence SA (Luxembourg) *	7,625	259,727

TOTAL COMMON STOCKS (cost $875,818)		1,522,707

	Units
WARRANTS 0.0%

Chemicals 0.0%
TPC Group, Inc. expiring 31/12/49^*	129,605	609

Oil, Gas & Consumable Fuels 0.0%
Athabasca Oil Corp. expiring 01/11/26*	200	36,746

TOTAL WARRANTS (cost $—)		37,355

RIGHT 0.0%

Telecommunications 0.0%
Intelsat Jackson Holdings SA*	1,594	1,799

TOTAL RIGHT (cost $—)		1,799

TOTAL LONG-TERM INVESTMENTS (cost $90,729,661)		88,528,446

	Shares

SHORT-TERM INVESTMENT 4.3%

AFFILIATED MUTUAL FUND 0.0%
PGIM Institutional Money Market Fund (cost $64,052; includes $64,050 of cash collateral for securities on loan)(b)(wa)	64,099	64,048

See Notes to Financial Statements.

64

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

TIME DEPOSIT 4.3%
Skandinaviska Enskilda Banken AB (Sweden) (cost $4,022,280)	0.005%	03/01/22	4,022	$4,022,280

TOTAL SHORT-TERM INVESTMENTS (cost $4,086,332)				4,086,328

TOTAL INVESTMENTS 98.3% (cost $94,815,993)				92,614,774
Other assets in excess of liabilities 1.7%				1,594,237

NET ASSETS 100.0%				$94,209,011

Below is a list of the abbreviation(s) used in the semi-annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CMT—Constant Maturity Treasury

LIBOR—London Interbank Offered Rate

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $600,609 and 0.64% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $61,711; cash collateral of $64,050 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2022.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such security may be post-maturity.
(rr)	Perpetual security. Maturity date represents next call date.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.

See Notes to Financial Statements.

PGIM Fixed Income ETFs	65

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Futures contracts outstanding at February 28, 2022:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
1	2 Year U.S. Treasury Notes	Jun. 2022	$215,227	$703
27	5 Year U.S. Treasury Notes	Jun. 2022	3,193,594	22,317

				23,020

	Short Positions:
7	10 Year U.S. Treasury Notes	Jun. 2022	892,063	(7,218)
7	U.S. Long Bond	Jun. 2022	1,096,813	(14,609)
5	U.S. Ultra Bond	Jun. 2022	929,688	(9,726)

				(31,553)

				$(8,533)

Total return swap agreements outstanding at February 28, 2022:

Reference Entity	Financing Rate		Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield	SOFR	(A)	BNP Paribas SA	03/20/22	12,000	$(244,693)	$10,634	$(255,327)

						$(244,693)	$10,634	$(255,327)

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$10,634	$—	$—	$(255,327)

See Notes to Financial Statements.

66

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/ exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$150,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Security
Collateralized Loan Obligations	$—	$993,591	$—
Bank Loans	—	2,239,265	—
Corporate Bonds	—	83,133,729	600,000
Common Stocks
Oil, Gas & Consumable Fuels	1,073,543	5,253	—
Specialty Retail	—	184,184	—
Telecommunications	259,727	—	—
Warrants	36,746	—	609
Rights	—	1,799	—
Short-Term Investments
Affiliated Mutual Fund	64,048	—	—
Time Deposit	—	4,022,280	—

Total	$1,434,064	$90,580,101	$600,609

See Notes to Financial Statements.

PGIM Fixed Income ETFs	67

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Futures Contracts	$23,020	$—	$—

Total	$23,020	$—	$—

Liabilities
Futures Contracts	$(31,553)	$—	$—
OTC Total Return Swap Agreements	—	(255,327)	—

Total	$(31,553)	$(255,327)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2022 were as follows:

Media	9.3%
Oil & Gas	6.4
Telecommunications	5.3
Commercial Services	4.9
Electric	4.4
Time Deposit	4.3
Home Builders	4.2
Healthcare-Services	4.0
Diversified Financial Services	3.7
Pharmaceuticals	3.4
Retail	3.3
Aerospace & Defense	3.2
Food	3.2
Chemicals	3.0
Entertainment	2.9
Building Materials	2.7
Auto Manufacturers	2.7
Pipelines	2.6
Real Estate Investment Trusts (REITs)	2.6
Packaging & Containers	1.7
Lodging	1.7
Real Estate	1.5
Auto Parts & Equipment	1.3
Mining	1.2
Oil, Gas & Consumable Fuels	1.2
Software	1.2
Airlines	1.1
Collateralized Loan Obligations	1.1
Healthcare-Products	1.0
Specialty Retail	0.8
Gas	0.7
Machinery-Diversified	0.6
Distribution/Wholesale	0.5
Housewares	0.5
Apparel	0.5
Advertising	0.5
Electrical Components & Equipment	0.5
Computers	0.5
Insurance	0.4
Iron/Steel	0.4
Internet	0.3
Household Products/Wares	0.3
Diversified/Conglomerate Services	0.3
Engineering & Construction	0.2
Transportation	0.2
Electronics	0.2
Infrastructure Software	0.2
Miscellaneous Manufacturer	0.2
Agriculture	0.2
Metal Fabricate/Hardware	0.2
Banks	0.2
Environmental Control	0.2
Trucking & Leasing	0.1
Electric & Gas Marketing	0.1

See Notes to Financial Statements.

68

Industry Classification (cont’d.)

Leisure Time	0.1%
Office & Business Equipment	0.1
Machinery-Constructions & Mining	0.1
Industrial Services	0.1
Affiliated Mutual Fund (0.0%* represents investments purchased with collateral from securities on loan)	0.0	*
Home Furnishings	0.0	*
Coal	0.0	*

	98.3
Other assets in excess of liabilities	1.7

	100.0%

*	Less than +/- 0.05%.

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2022 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker— variation margin futures*	$23,020	Due from/to broker— variation margin futures*	$(31,553)
Interest rate contracts	Unrealized appreciation on OTC swap agreements	—	Unrealized depreciation on OTC swap agreements	(255,327)
Interest rate contracts	Premiums paid for OTC swap agreements	10,634	Premiums received for OTC swap agreements	—

		$24,819		$(286,880)

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Fixed Income ETFs	69

PGIM Active High Yield Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

The effects of derivative instruments on the Statement of Operations for the period ended February 28, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Credit contracts	$—	$13,295
Interest rate contracts	(155,121)	413

	$(155,121)	$13,708

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps
Interest rate contracts	$(31,059)	$(255,327)

For the period ended February 28, 2022 the Fund’s average volume of derivative activities is as follows:

Futures Contracts-Long Positions(1)	Futures Contracts-Short Positions(1)	Credit Default Swap Agreements(1)
$8,636,237	$2,514,563	$350,000

Total Return Swap Agreements(1)
$12,000,000

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended February 28, 2022.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below:

See Notes to Financial Statements.

70

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$61,711	$(61,711)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of the financial instruments/transactions.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
BNP Paribas SA	$10,634	$(255,327)	$(244,693)	$244,693	$—

	$10,634	$(255,327)	$(244,693)	$244,693	$—

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Fixed Income ETFs	71

PGIM Active High Yield Bond ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2022

Assets
Investments at value, including securities on loan of $61,711:
Unaffiliated investments (cost $94,751,941)	$92,550,726
Affiliated investments (cost $64,052)	64,048
Cash	16
Interest and dividends receivable	1,206,822
Receivable for investments sold	813,784
Deposit with broker for OTC derivatives	280,000
Deposit with broker for centrally cleared/exchange-traded derivatives	150,000
Premiums paid for OTC swap agreements	10,634

Total Assets	95,076,030

Liabilities
Payable for investments purchased	479,859
Unrealized depreciation on OTC swap agreements	255,327
Payable to broker for collateral for securities on loan	64,050
Management fee payable	37,871
Due to broker—variation margin futures	27,535
Other liabilities	2,377

Total Liabilities	867,019

Net Assets	$94,209,011

Net assets were comprised of:
Common stock, at par	$2,425
Paid-in capital in excess of par	97,141,837
Total distributable earnings (loss)	(2,935,251)

Net assets, February 28, 2022	$94,209,011

Net asset value, offering price and redemption price per share, ($94,209,011 / 2,425,000 shares of common stock issued and outstanding)	$38.85

See Notes to Financial Statements.

72

PGIM Active High Yield Bond ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2022

Net Investment Income (Loss)
Income
Interest income	$1,568,485
Unaffiliated dividend income	6,531
Affiliated dividend income	1,355
Income from securities lending, net (including affiliated income of $30)	235
Miscellaneous Income	7,576

Total income	1,584,182

Expenses
Management fee	204,616
Miscellaneous expenses	50

Total expenses	204,666

Net investment income (loss)	1,379,516

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $—)	(39,770)
Futures transactions	(155,121)
In-kind redemptions	443,931
Swap agreement transactions	13,708

262,748

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(4))	(4,120,426)
Futures	(31,059)
Swap agreements	(255,327)

(4,406,812)

Net gain (loss) on investment transactions	(4,144,064)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(2,764,548)

See Notes to Financial Statements.

PGIM Fixed Income ETFs	73

PGIM Active High Yield Bond ETF

Statements of Changes in Net Assets

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,379,516	$2,775,060
Net realized gain (loss) on investments and in-kind redemptions	262,748	611,714
Net change in unrealized appreciation (depreciation) on investments	(4,406,812)	2,435,162

Net increase (decrease) in net assets resulting from operations	(2,764,548)	5,821,936

Dividends and Distributions
Distributions from distributable earnings	(2,604,023)	(3,660,138)

Fund share transactions
Net proceeds from shares sold	32,080,763	74,395,702
Cost of shares purchased	(19,479,038)	(24,576,005)

Net increase (decrease) in net assets from Fund share transactions	12,601,725	49,819,697

Total increase (decrease)	7,233,154	51,981,495

Net Assets:
Beginning of period	86,975,857	34,994,362

End of period	$94,209,011	$86,975,857

See Notes to Financial Statements.

74

PGIM Active High Yield Bond ETF

Financial Highlights

	Six Months Ended February 28, 2022	Year Ended August 31,		September 24, 2018(e) through August 31,
	(unaudited)	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$41.42	$39.99	$40.96	$40.00
Income (loss) from investment operations:
Net investment income (loss)	0.72	1.95	2.49	2.30
Net realized and unrealized gain (loss) on investments	(1.90)	2.30	(0.49)	0.85
Total from investment operations	(1.18)	4.25	2.00	3.15
Less Dividends and Distributions:
Dividends from net investment income	(0.91)	(2.24)	(2.55)	(2.19)
Distributions from net realized gains	(0.48)	(0.58)	(0.42)	-
Total Dividends and Distributions	(1.39)	(2.82)	(2.97)	(2.19)
Net asset value, end of period	$38.85	$41.42	$39.99	$40.96
Total Return(b):	(2.92)%	11.00%	5.24%	8.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$94,209	$86,976	$34,994	$27,649
Average net assets (000)	$77,854	$58,270	$29,367	$26,467
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.53% (d)	0.53%	0.53%	0.52%	(d)
Expenses before waivers and/or expense reimbursement	0.53% (d)	0.53%	0.53%	0.53%	(d)
Net investment income (loss)	3.57% (d)	4.76%	6.37%	6.15%	(d)
Portfolio turnover rate(f)	16%	85%	57%	55%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Commencement of operations.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Fixed Income ETFs	75

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited)

as of February 28, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 95.9%

ASSET-BACKED SECURITIES 10.3%

Automobile ABS 0.6%
CarMax Auto Owner Trust, Series 2022-1, Class D	2.470%		07/17/28	100	$98,942
Carvana Auto Receivables Trust, Series 2021-P4, Class B	1.980		02/10/28	100	97,536
Hertz Vehicle Financing LLC, Series 2022-2A, Class A, 144A	2.330		06/26/28	100	98,764

					295,242

Collateralized Loan Obligations 9.3%
AIG CLO LLC (Cayman Islands), Series 2018-1A, Class A1R, 144A, 3 Month LIBOR + 1.120%	1.374	(c)	04/20/32	400	397,660
Anchorage Capital CLO 25 Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month Term SOFR + 1.390%	1.631	(c)	04/20/35	250	249,387
Atlas Senior Loan Fund VII Ltd. (Cayman Islands), Series 2016-7A, Class A1R2, 144A, 3 Month LIBOR + 1.100%	1.608	(c)	11/27/31	250	248,352
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-1A, Class A1, 144A, 3 Month Term SOFR + 1.320%	–	(p)	04/18/35	250	249,392
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2020-1A, Class AR, 144A, 3 Month LIBOR + 1.120%	1.374	(c)	01/20/32	250	248,108
Crown City CLO II (Cayman Islands), Series 2020-2A, Class A1AR, 144A, 3 Month Term SOFR + 1.340%	1.599	(c)	04/20/35	250	249,392
Elevation CLO Ltd. (Cayman Islands), Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190%	1.431	(c)	07/15/34	250	248,739
HPS Loan Management Ltd. (Cayman Islands), Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140%	1.394	(c)	04/20/34	250	248,623
ICG US CLO Ltd. (Cayman Islands), Series 2015-2RA, Class A1, 144A, 3 Month LIBOR + 1.370%	1.611	(c)	01/16/33	250	248,478
Madison Park Funding XXXIII Ltd. (Cayman Islands), Series 2019-33A, Class AR, 144A, 3 Month Term SOFR + 1.290%	1.449	(c)	10/15/32	250	248,398
Madison Park Funding XXXIV Ltd. (Cayman Islands), Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120%	1.378	(c)	04/25/32	400	397,336
Northwoods Capital XV Ltd. (Cayman Islands), Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210%	1.424	(c)	06/20/34	250	248,581

See Notes to Financial Statements.

76

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont'd.)
Romark CLO IV Ltd. (Cayman Islands), Series 2021-4A, Class A1, 144A, 3 Month LIBOR + 1.170%	1.401	%(c)	07/10/34	400	$399,576
TCW CLO Ltd. (Cayman Islands), Series 2019-2A, Class A1R, 144A, 3 Month Term SOFR + 1.280%	1.521	(c)	10/20/32	250	249,392
Whitebox Clo I Ltd. (Cayman Islands), Series 2019-1A, Class ANAR, 144A, 3 Month LIBOR + 1.130%	1.389	(c)	07/24/32	500	496,830

					4,428,244

Other ABS 0.4%
OneMain Financial Issuance Trust, Series 2020-2A, Class A, 144A	1.750		09/14/35	200	193,790

TOTAL ASSET-BACKED SECURITIES (cost $4,945,637)					4,917,276

COMMERCIAL MORTGAGE-BACKED SECURITIES 11.4%
BANK,
Series 2019-BN22, Class A3	2.726		11/15/62	250	248,474
Series 2021-BN38, Class A4	2.275		12/15/64	100	94,942
BBCMS Mortgage Trust, Series 2021-C12, Class A4	2.421		11/15/54	250	241,762
Bellemeade Re Ltd. (Bermuda), Series 2021-2A, Class M1A, 144A, 30 Day Average SOFR + 1.200%	1.249	(c)	06/25/31	150	148,402
Benchmark Mortgage Trust,
Series 2021-B25, Class A3	1.906		04/15/54	500	475,890
Series 2021-B31, Class A4	2.420		12/15/54	100	95,573
CD Mortgage Trust, Series 2019-CD8, Class A3	2.657		08/15/57	500	482,478
COMM Mortgage Trust,
Series 2014-UBS4, Class A4	3.420		08/10/47	500	504,585
Series 2015-DC1, Class A4	3.078		02/10/48	500	499,309
Freddie Mac STACR REMIC Trust,
Series 2021-DNA3, Class M2, 144A, 30 Day Average SOFR + 2.100%	2.149	(c)	10/25/33	50	49,938
Series 2021-DNA5, Class M1, 144A, 30 Day Average SOFR + 0.650%	0.699	(c)	01/25/34	5	4,748
GS Mortgage Securities Trust, Series 2019-GC42, Class A3	2.749		09/01/52	250	246,709
JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A3	3.123		06/13/52	500	508,057
MFA Trust, Series 2021-RPL1, Class A1, 144A	1.131	(cc)	07/25/60	80	77,827
Station Place Securitization Trust, Series 2021-8, Class A, 144A, 1 Month LIBOR + 0.800%	0.976	(c)	06/20/22	30	29,922

See Notes to Financial Statements.

PGIM Fixed Income ETFs	77

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A4	3.157%	09/15/50	500	$500,758
Series 2019-C52, Class A4	2.643	08/15/52	436	428,806
Series 2020-C56, Class A4	2.194	06/15/53	500	475,116
Series 2021-C59, Class A3	1.958	04/15/54	350	332,246

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,631,110)				5,445,542

CORPORATE BONDS 30.2%

Aerospace & Defense 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	253	245,021
Sr. Unsec’d. Notes	3.750	02/01/50	34	31,593
Sr. Unsec’d. Notes	5.150	05/01/30	45	49,664
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes	4.125	11/16/28	13	14,053
Sr. Unsec’d. Notes	4.150	05/15/45	15	16,081

				356,412

Agriculture 0.4%
Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	48	47,445
Gtd. Notes	3.400	02/04/41	50	41,382
BAT International Finance PLC (United Kingdom), Gtd. Notes	1.668	03/25/26	124	117,972

				206,799

Airlines 0.2%
Southwest Airlines Co.,
Sr. Unsec’d. Notes	4.750	05/04/23	17	17,569
Sr. Unsec’d. Notes	5.125	06/15/27	50	55,496
United Airlines 2013-1 Class A Pass Through Trust, Pass-Through Certificates	4.300	08/15/25	9	9,732

				82,797

Auto Manufacturers 0.8%
Daimler Trucks Finance North America LLC, Gtd. Notes, 144A	1.625	12/13/24	150	147,177
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	51	61,843
Sr. Unsec’d. Notes	6.600	04/01/36	17	21,031

See Notes to Financial Statements.

78

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Manufacturers (cont'd.)
General Motors Financial Co., Inc.,
Gtd. Notes	3.700%		05/09/23	25	$25,453
Sr. Unsec’d. Notes	2.900		02/26/25	113	113,692
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.800		10/16/25	17	16,164

					385,360

Auto Parts & Equipment 0.0%
Aptiv PLC/Aptiv Corp. (Jersey, Channel Islands), Gtd. Notes	3.250		03/01/32	15	15,045

Banks 8.0%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.990%	2.496	(c)	02/13/31	375	357,274
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.070%	3.970	(c)	03/05/29	175	183,223
Sr. Unsec’d. Notes, SOFR + 0.910%	1.658	(c)	03/11/27	30	28,699
Sr. Unsec’d. Notes, SOFR + 1.220%	2.299	(c)	07/21/32	60	55,678
Sr. Unsec’d. Notes, SOFR + 1.320%	2.687	(c)	04/22/32	115	110,575
Sub. Notes, MTN	4.450		03/03/26	115	122,270
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.950		01/29/23	20	20,252
BNP Paribas SA (France), Gtd. Notes, MTN	3.250		03/03/23	119	120,884
Citigroup, Inc.,
Sr. Unsec’d. Notes	3.700		01/12/26	64	66,855
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.192%	4.075	(c)	04/23/29	80	84,293
Sr. Unsec’d. Notes, SOFR + 1.146%	2.666	(c)	01/29/31	210	202,539
Sr. Unsec’d. Notes, SOFR + 1.167%	2.561	(c)	05/01/32	21	19,934
Sr. Unsec’d. Notes, SOFR + 1.422%	2.976	(c)	11/05/30	120	118,480
Sub. Notes	4.400		06/10/25	55	57,721
Sub. Notes	4.450		09/29/27	21	22,438
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	3.700		05/30/24	62	63,640
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.750		02/25/26	25	26,033
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.158%	3.814	(c)	04/23/29	90	93,411
Sr. Unsec’d. Notes, SOFR + 1.090%	1.992	(c)	01/27/32	190	171,384
Sr. Unsec’d. Notes, SOFR + 1.281%	2.615	(c)	04/22/32	85	80,408
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.945%	3.509	(c)	01/23/29	150	154,047
Sr. Unsec’d. Notes, SOFR + 0.765%	1.470	(c)	09/22/27	100	94,348
Sr. Unsec’d. Notes, SOFR + 1.180%	2.545	(c)	11/08/32	5	4,777
Sr. Unsec’d. Notes, SOFR + 1.250%	2.580	(c)	04/22/32	42	40,244
Sr. Unsec’d. Notes, SOFR + 1.510%	2.739	(c)	10/15/30	150	146,546

See Notes to Financial Statements.

PGIM Fixed Income ETFs	79

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont'd.)
JPMorgan Chase & Co., (cont'd.)
Sr. Unsec’d. Notes, SOFR + 2.040%	2.522	%(c)	04/22/31	370	$355,224
Sub. Notes	4.250		10/01/27	21	22,456
Sub. Notes, SOFR + 2.515%	2.956	(c)	05/13/31	21	20,387
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN	3.750		02/25/23	34	34,660
Sr. Unsec’d. Notes, GMTN	3.875		01/27/26	76	79,378
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 1.140%	3.772	(c)	01/24/29	110	114,188
Sr. Unsec’d. Notes, GMTN, SOFR + 1.143%	2.699	(c)	01/22/31	380	368,342
Sr. Unsec’d. Notes, GMTN, SOFR + 1.178%	2.239	(c)	07/21/32	40	36,943
Sr. Unsec’d. Notes, MTN, SOFR + 1.020%	1.928	(c)	04/28/32	90	81,132
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN, SOFR + 1.262%	2.572	(c)	02/11/31	282	270,682

					3,829,345

Beverages 0.6%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.900		02/01/46	112	127,232
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.750		01/23/29	75	83,465
Constellation Brands, Inc., Sr. Unsec’d. Notes	2.250		08/01/31	80	73,447
Keurig Dr Pepper, Inc., Gtd. Notes	3.200		05/01/30	20	20,231

					304,375

Biotechnology 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.800		08/15/41	45	39,505
Sr. Unsec’d. Notes	4.663		06/15/51	13	14,584

					54,089

Building Materials 0.4%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	2.400		07/15/31	11	10,354
Sr. Unsec’d. Notes	4.250		07/02/24	21	21,933
Owens Corning,
Sr. Unsec’d. Notes	3.400		08/15/26	25	25,729
Sr. Unsec’d. Notes	3.950		08/15/29	95	99,583
Vulcan Materials Co., Sr. Unsec’d. Notes	3.500		06/01/30	13	13,467

					171,066

Chemicals 0.4%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.600		11/15/50	17	16,200

See Notes to Financial Statements.

80

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Chemicals (cont'd.)
FMC Corp.,
Sr. Unsec’d. Notes	3.450%	10/01/29	90	$90,834
Sr. Unsec’d. Notes	4.500	10/01/49	23	24,734
LYB International Finance III LLC, Gtd. Notes	4.200	10/15/49	17	17,244
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	06/01/43	21	24,412

				173,424

Commercial Services 1.0%
California Institute of Technology, Sr. Unsec’d. Notes	3.650	09/01/19	20	18,992
Equifax, Inc.,
Sr. Unsec’d. Notes	2.350	09/15/31	20	18,390
Sr. Unsec’d. Notes	2.600	12/01/24	121	121,912
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300	12/01/26	45	46,325
Global Payments, Inc., Sr. Unsec’d. Notes	1.200	03/01/26	21	19,826
Massachusetts Institute of Technology,
Sr. Unsec’d. Notes	2.989	07/01/50	10	9,912
Unsec’d. Notes	4.678	07/01/14	30	38,785
President & Fellows of Harvard College,
Unsec’d. Notes	2.517	10/15/50	35	31,476
Unsec’d. Notes	3.150	07/15/46	35	35,605
Thomas Jefferson University, Sec’d. Notes	3.847	11/01/57	45	43,826
Trustees of Boston University, Sec’d. Notes	4.061	10/01/48	20	22,324
Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes	3.610	02/15/19	25	25,212
University of Southern California, Unsec’d. Notes	3.841	10/01/47	10	11,071
Verisk Analytics, Inc., Sr. Unsec’d. Notes	3.625	05/15/50	10	9,645
Yale University, Unsec’d. Notes	2.402	04/15/50	20	17,523

				470,824

Computers 0.1%
Apple, Inc., Sr. Unsec’d. Notes	3.250	02/23/26	50	52,187
International Business Machines Corp., Sr. Unsec’d. Notes	5.875	11/29/32	8	10,028

				62,215

Diversified Financial Services 0.1%
Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25	21	21,752
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	25	23,244

				44,996

See Notes to Financial Statements.

PGIM Fixed Income ETFs	81

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric 2.3%
AEP Texas, Inc.,
Sr. Unsec’d. Notes	2.100%	07/01/30	62	$57,245
Sr. Unsec’d. Notes	3.450	05/15/51	13	11,940
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	17	18,445
Ameren Corp., Sr. Unsec’d. Notes	2.500	09/15/24	21	21,046
Arizona Public Service Co., Sr. Unsec’d. Notes	2.600	08/15/29	8	7,772
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.300	12/01/56	4	4,227
Dominion Energy South Carolina, Inc., First Mortgage	4.600	06/15/43	32	35,737
DTE Electric Co., General Ref. Mortgage	4.050	05/15/48	21	22,651
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	6.100	06/01/37	21	26,598
Duke Energy Florida LLC, First Mortgage	2.400	12/15/31	95	91,017
Emera US Finance LP,
Gtd. Notes	2.639	06/15/31	13	12,144
Gtd. Notes	4.750	06/15/46	13	13,862
Entergy Louisiana LLC, Collateral Trust	4.200	09/01/48	8	8,599
Eversource Energy, Sr. Unsec’d. Notes	4.250	04/01/29	41	44,019
Florida Power & Light Co., First Mortgage	4.125	02/01/42	17	18,397
Jersey Central Power & Light Co., Sr. Unsec’d. Notes, 144A	4.700	04/01/24	17	17,669
MidAmerican Energy Co., First Mortgage	4.250	07/15/49	34	37,849
Mississippi Power Co., Sr. Unsec’d. Notes	4.250	03/15/42	33	34,292
Monongahela Power Co., First Mortgage, 144A	3.550	05/15/27	96	99,309
Northern States Power Co., First Mortgage	3.400	08/15/42	34	33,582
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	3.750	06/15/24	17	17,308
Pacific Gas & Electric Co.,
First Mortgage	1.750	06/16/22	21	20,984
First Mortgage	3.500	08/01/50	29	23,880
First Mortgage	4.550	07/01/30	20	20,559
First Mortgage	4.950	07/01/50	40	39,759
PECO Energy Co., First Mortgage	2.800	06/15/50	32	28,188
PPL Electric Utilities Corp., First Mortgage	3.000	10/01/49	13	11,953
Public Service Electric & Gas Co.,
First Mortgage, MTN	3.600	12/01/47	13	13,122
First Mortgage, MTN	3.700	05/01/28	38	40,309
Puget Energy, Inc.,
Sr. Sec’d. Notes	2.379	06/15/28	5	4,762
Sr. Sec’d. Notes	4.100	06/15/30	75	78,230
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	15	16,100
Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48	15	15,143
Southern California Edison Co., First Ref. Mortgage	4.000	04/01/47	55	54,127

See Notes to Financial Statements.

82

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont'd.)
Tucson Electric Power Co., Sr. Unsec’d. Notes	3.250%	05/15/32	30	$30,340
Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550	07/15/24	47	47,597
Xcel Energy, Inc., Sr. Unsec’d. Notes	1.750	03/15/27	10	9,579

				1,088,340

Engineering & Construction 0.4%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	201,518

Food 0.4%
Campbell Soup Co., Sr. Unsec’d. Notes	3.300	03/19/25	51	52,163
Hormel Foods Corp., Sr. Unsec’d. Notes	0.650	06/03/24	8	7,791
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. (Multinational), Gtd. Notes, 144A	3.000	02/02/29	100	94,886
Mars, Inc., Gtd. Notes, 144A	3.600	04/01/34	10	10,506

				165,346

Gas 0.2%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	21	21,806
NiSource, Inc., Sr. Unsec’d. Notes	3.490	05/15/27	13	13,433
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	21	21,572
Southern California Gas Co., First Mortgage	3.750	09/15/42	30	30,229

				87,040

Healthcare-Services 1.0%
Anthem, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	50	56,096
Ascension Health, Sr. Unsec’d. Notes	2.532	11/15/29	35	35,009
Kaiser Foundation Hospitals,
Unsec’d. Notes	2.810	06/01/41	70	64,615
Unsec’d. Notes	3.002	06/01/51	10	9,287
Memorial Sloan-Kettering Cancer Center, Unsec’d. Notes	2.955	01/01/50	15	13,726
Methodist Hospital (The), Unsec’d. Notes	2.705	12/01/50	10	8,771
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	20	21,934
Northwestern Memorial Healthcare Obligated Group, Unsec’d. Notes	2.633	07/15/51	20	17,151
OhioHealth Corp., Sec’d. Notes	2.297	11/15/31	30	28,528
Piedmont Healthcare, Inc., Sec’d. Notes	2.719	01/01/42	15	13,228
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	4.700	03/30/45	8	9,097
Sentara Healthcare, Sr. Unsec’d. Notes	2.927	11/01/51	65	60,681
Stanford Health Care, Unsec’d. Notes	3.027	08/15/51	35	32,631

See Notes to Financial Statements.

PGIM Fixed Income ETFs	83

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont'd.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300%	05/15/31	45	$43,369
Sr. Unsec’d. Notes	3.875	08/15/59	13	13,725
Sr. Unsec’d. Notes	3.950	10/15/42	60	63,756

				491,604

Home Builders 0.5%
Toll Brothers Finance Corp., Gtd. Notes	4.875	03/15/27	220	234,615

Insurance 0.7%
American International Group, Inc.,
Sr. Unsec’d. Notes	3.750	07/10/25	60	62,454
Sr. Unsec’d. Notes	4.500	07/16/44	35	38,811
Chubb INA Holdings, Inc., Gtd. Notes	2.700	03/13/23	48	48,546
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes	3.500	10/15/50	8	7,508
Sr. Unsec’d. Notes	4.868	06/01/44	30	34,638
Liberty Mutual Group, Inc., Gtd. Notes, 144A	3.951	10/15/50	38	37,933
Lincoln National Corp., Sr. Unsec’d. Notes	3.050	01/15/30	8	7,955
Markel Corp.,
Sr. Unsec’d. Notes	4.150	09/17/50	17	17,786
Sr. Unsec’d. Notes	4.900	07/01/22	21	21,258
Principal Financial Group, Inc., Gtd. Notes	4.625	09/15/42	32	36,570
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50	8	8,145

				321,604

Iron/Steel 0.2%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	80	81,362
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	6.250	08/10/26	10	11,296

				92,658

Lodging 0.2%
Marriott International, Inc., Sr. Unsec’d. Notes	3.125	06/15/26	83	84,487

Machinery-Constructions & Mining 0.0%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600	09/19/29	13	13,017

Machinery-Diversified 0.2%
Flowserve Corp., Sr. Unsec’d. Notes	2.800	01/15/32	5	4,622

See Notes to Financial Statements.

84

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified (cont'd.)
Westinghouse Air Brake Technologies Corp., Gtd. Notes	3.200%	06/15/25	88	$88,851

				93,473

Media 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50	64	62,387
Sr. Sec’d. Notes	4.908	07/23/25	93	98,662
Sr. Sec’d. Notes	6.384	10/23/35	120	143,584
Comcast Corp.,
Gtd. Notes	3.999	11/01/49	42	43,583
Gtd. Notes	4.250	10/15/30	30	32,964
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.150	08/15/24	43	43,898
Discovery Communications LLC,
Gtd. Notes	2.950	03/20/23	25	25,283
Gtd. Notes	3.625	05/15/30	25	25,089
Gtd. Notes	5.200	09/20/47	23	24,972
Paramount Global, Sr. Unsec’d. Notes	4.375	03/15/43	78	77,963
Walt Disney Co. (The), Gtd. Notes	3.600	01/13/51	12	12,148

				590,533

Mining 1.3%
Barrick North America Finance LLC, Gtd. Notes	5.750	05/01/43	85	105,800
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	25	25,272
Gtd. Notes	4.375	08/01/28	50	50,805
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes, 144A	6.530	11/15/28	200	226,335
Newmont Corp.,
Gtd. Notes	2.600	07/15/32	5	4,751
Gtd. Notes	2.800	10/01/29	122	119,310
Southern Copper Corp., Sr. Unsec’d. Notes	5.250	11/08/42	10	11,647
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250	07/15/41	65	78,681

				622,601

Miscellaneous Manufacturer 0.2%
Carlisle Cos., Inc., Sr. Unsec’d. Notes	2.200	03/01/32	30	27,146
Textron, Inc., Sr. Unsec’d. Notes	3.375	03/01/28	84	85,769

				112,915

See Notes to Financial Statements.

PGIM Fixed Income ETFs	85

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Multi-National 0.2%
Corp. Andina de Fomento (Supranational), Sr. Unsec’d. Notes	3.750%	11/23/23	100	$103,185

Oil & Gas 1.3%
BP Capital Markets America, Inc., Gtd. Notes	3.790	02/06/24	25	25,802
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	2.950	01/15/23	42	42,437
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750	02/15/52	5	4,513
Sr. Unsec’d. Notes	4.250	04/15/27	98	103,983
Sr. Unsec’d. Notes	5.400	06/15/47	57	64,427
ConocoPhillips, Gtd. Notes, 144A	4.300	08/15/28	42	46,021
Continental Resources, Inc., Gtd. Notes, 144A	2.268	11/15/26	15	14,330
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	36	42,084
Diamondback Energy, Inc.,
Gtd. Notes	2.875	12/01/24	21	21,254
Gtd. Notes	3.500	12/01/29	15	15,158
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	5.375	06/26/26	40	40,991
Exxon Mobil Corp., Sr. Unsec’d. Notes	3.452	04/15/51	8	7,930
Helmerich & Payne, Inc., Sr. Unsec’d. Notes, 144A	2.900	09/29/31	30	28,762
Phillips 66, Gtd. Notes	2.150	12/15/30	84	77,585
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	1.125	01/15/26	77	73,274

				608,551

Pharmaceuticals 1.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.200	11/21/29	100	101,395
Sr. Unsec’d. Notes	4.050	11/21/39	15	15,748
Sr. Unsec’d. Notes	4.250	11/21/49	15	15,942
Sr. Unsec’d. Notes	4.550	03/15/35	60	66,567
AstraZeneca Finance LLC, Gtd. Notes	2.250	05/28/31	3	2,885
Becton Dickinson & Co., Sr. Unsec’d. Notes	3.734	12/15/24	53	54,831
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	3.400	07/26/29	13	13,688
Sr. Unsec’d. Notes	5.000	08/15/45	13	16,084
Cigna Corp.,
Gtd. Notes	4.375	10/15/28	30	32,518
Sr. Unsec’d. Notes	2.400	03/15/30	123	116,886
Sr. Unsec’d. Notes	3.400	03/15/50	21	19,211
CVS Health Corp., Sr. Unsec’d. Notes	5.125	07/20/45	82	95,036
Johnson & Johnson, Sr. Unsec’d. Notes	2.100	09/01/40	10	8,641

See Notes to Financial Statements.

86

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont'd.)
Merck & Co., Inc., Sr. Unsec’d. Notes	3.400%	03/07/29	8	$8,421
Mylan, Inc., Gtd. Notes	5.200	04/15/48	40	43,394
Pfizer, Inc., Sr. Unsec’d. Notes	2.550	05/28/40	13	11,893
Shire Acquisitions Investments Ireland DAC (Ireland),
Gtd. Notes	2.875	09/23/23	64	64,858
Gtd. Notes	3.200	09/23/26	144	147,782
Viatris, Inc., Gtd. Notes	3.850	06/22/40	98	91,974

				927,754

Pipelines 1.8%
Energy Transfer LP,
Sr. Unsec’d. Notes	4.950	06/15/28	133	143,922
Sr. Unsec’d. Notes	5.800	06/15/38	50	55,911
Sr. Unsec’d. Notes	6.250	04/15/49	34	39,694
Enterprise Products Operating LLC,
Gtd. Notes	3.125	07/31/29	30	30,293
Gtd. Notes	4.850	03/15/44	25	27,232
Kinder Morgan, Inc.,
Gtd. Notes	2.000	02/15/31	34	30,535
Gtd. Notes	3.250	08/01/50	17	14,306
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	75	70,684
Sr. Unsec’d. Notes	4.500	04/15/38	63	65,169
Sr. Unsec’d. Notes	4.875	06/01/25	55	58,573
Sr. Unsec’d. Notes	5.500	02/15/49	17	19,421
ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	25	28,797
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	82	79,493
Gtd. Notes	3.400	09/01/29	15	14,854
Gtd. Notes	4.950	07/13/47	21	22,028
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.550	10/01/26	17	17,512
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	4.500	12/15/26	17	18,127
Sr. Unsec’d. Notes	5.150	06/01/42	17	17,001
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.250	05/15/30	66	66,345
Sr. Unsec’d. Notes	3.950	05/15/50	31	30,873

				850,770

See Notes to Financial Statements.

PGIM Fixed Income ETFs	87

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) 1.4%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650%	06/15/24	130	$133,895
CubeSmart LP, Gtd. Notes	2.250	12/15/28	15	14,260
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.250	01/15/32	5	4,702
Host Hotels & Resorts LP, Sr. Unsec’d. Notes	2.900	12/15/31	5	4,621
Kimco Realty Corp., Sr. Unsec’d. Notes	3.200	04/01/32	25	25,059
Realty Income Corp.,
Sr. Unsec’d. Notes	2.200	06/15/28	80	77,452
Sr. Unsec’d. Notes	3.100	12/15/29	29	29,262
Sr. Unsec’d. Notes	3.250	01/15/31	25	25,407
Simon Property Group LP,
Sr. Unsec’d. Notes	2.650	02/01/32	55	52,889
Sr. Unsec’d. Notes	3.750	02/01/24	105	108,196
Spirit Realty LP, Gtd. Notes	2.700	02/15/32	33	31,029
Ventas Realty LP, Gtd. Notes	4.125	01/15/26	127	133,915
Weyerhaeuser Co., Sr. Unsec’d. Notes	8.500	01/15/25	13	15,225

				655,912

Retail 0.2%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	4.500	07/26/47	27	28,375
AutoZone, Inc., Sr. Unsec’d. Notes	3.750	04/18/29	38	39,693
Home Depot, Inc. (The), Sr. Unsec’d. Notes	5.875	12/16/36	8	10,569
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700	12/09/35	18	20,419

				99,056

Semiconductors 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd. (Multinational), Gtd. Notes	3.500	01/15/28	45	45,971
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	42	38,921
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	120	117,140

				202,032

Software 0.1%
Microsoft Corp., Sr. Unsec’d. Notes	2.525	06/01/50	63	55,952
Oracle Corp., Sr. Unsec’d. Notes	3.850	04/01/60	8	6,894

				62,846

See Notes to Financial Statements.

88

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications 1.1%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.500%	09/15/53	140	$128,291
Sr. Unsec’d. Notes	4.300	02/15/30	70	76,220
Sr. Unsec’d. Notes	4.500	05/15/35	65	71,405
T-Mobile USA, Inc.,
Sr. Sec’d. Notes	2.050	02/15/28	61	58,081
Sr. Sec’d. Notes	3.000	02/15/41	55	47,944
Sr. Sec’d. Notes	3.875	04/15/30	30	31,015
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.016	12/03/29	47	50,383
Sr. Unsec’d. Notes	4.500	08/10/33	70	77,828

				541,167

Transportation 0.1%
CSX Corp., Sr. Unsec’d. Notes	6.150	05/01/37	33	42,831

TOTAL CORPORATE BONDS (cost $15,085,657)				14,450,602

MUNICIPAL BONDS 0.2%

New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs	7.414	01/01/40	10	15,378

New York 0.1%
New York State Dormitory Authority, Taxable, Revenue Bonds	2.202	03/15/34	15	14,090
Port Authority of New York & New Jersey, Consolidated, Revenue Bonds	4.458	10/01/62	10	11,977

				26,067

Ohio 0.0%
Ohio State University (The), Taxable, Revenue Bonds, Series A	4.800	06/01/11	10	13,581

Pennsylvania 0.1%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs, Series B	5.511	12/01/45	10	13,267
University of Pittsburgh-of the Commonwealth System of Higher Education, Taxable, Revenue Bonds	3.555	09/15/19	30	29,626

				42,893

See Notes to Financial Statements.

PGIM Fixed Income ETFs	89

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series B	2.584%	11/01/51	25	$22,493

TOTAL MUNICIPAL BONDS (cost $129,339)				120,412

SOVEREIGN BONDS 0.9%
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625	03/29/41	10	14,649
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	200	207,293
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	6.050	01/11/40	50	57,041
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	4.125	08/25/27	50	52,619
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	6.125	01/22/44	70	80,317
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	5.100	06/18/50	15	17,920

TOTAL SOVEREIGN BONDS (cost $460,115)				429,839

U.S. GOVERNMENT AGENCY OBLIGATIONS 20.4%
Federal National Mortgage Assoc.	2.000	TBA	500	479,407
Federal National Mortgage Assoc.	2.500	TBA	500	504,590
Federal National Mortgage Assoc.	3.000	TBA	1,750	1,767,150
Federal National Mortgage Assoc.	3.500	TBA	500	514,875
Federal National Mortgage Assoc.	4.000	TBA	250	260,962
Federal National Mortgage Assoc. Pool	1.500	12/01/50	372	345,915
Federal National Mortgage Assoc. Pool	2.000	05/01/36	440	437,217
Federal National Mortgage Assoc. Pool	2.000	05/01/51	249	239,403
Federal National Mortgage Assoc. Pool	2.500	04/01/51	1,494	1,477,009
Federal National Mortgage Assoc. Pool	2.500	05/01/51	562	555,454
Freddie Mac Pool	1.500	04/01/51	465	431,885
Freddie Mac Pool	2.000	02/01/51	990	952,695
Freddie Mac Pool	2.000	07/01/51	524	503,559
Freddie Mac Pool	2.500	04/01/51	784	775,126
Government National Mortgage Assoc. II Pool	2.000	03/20/51	482	472,106
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	15	14,029

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $9,853,897)				9,731,382

See Notes to Financial Statements.

90

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS 22.5%
U.S. Treasury Bonds	1.750%		08/15/41	21	$19,271
U.S. Treasury Bonds	1.875		02/15/41	1,660	1,561,178
U.S. Treasury Bonds	2.000		11/15/41	895	857,382
U.S. Treasury Bonds	2.250		05/15/41	105	104,737
U.S. Treasury Bonds	2.500		02/15/46	65	67,275
U.S. Treasury Bonds	2.750		08/15/47	100	109,500
U.S. Treasury Bonds	3.375		11/15/48	540	666,731
U.S. Treasury Bonds	3.625		08/15/43	260	318,581
U.S. Treasury Notes	0.250		09/30/23	555	545,461
U.S. Treasury Notes	0.375		01/31/26	50	47,430
U.S. Treasury Notes(k)	0.750		03/31/26	460	442,067
U.S. Treasury Notes	1.250		12/31/26	4,105	4,011,355
U.S. Treasury Notes	1.250		09/30/28	5	4,822
U.S. Treasury Notes	1.875		02/28/27	215	216,512
U.S. Treasury Notes	1.875		02/28/29	255	255,996
U.S. Treasury Notes	1.875		02/15/32	135	135,570
U.S. Treasury Notes	2.250		11/15/25	40	40,762
U.S. Treasury Strips Coupon	1.362	(s)	02/15/42	1,395	860,105
U.S. Treasury Strips Coupon	2.511	(s)	08/15/44	305	176,316
U.S. Treasury Strips Coupon	2.545	(s)	11/15/45	80	44,938
U.S. Treasury Strips Coupon	2.526	(s)	02/15/46	450	251,490

TOTAL U.S. TREASURY OBLIGATIONS (cost $10,941,425)					10,737,479

TOTAL LONG-TERM INVESTMENTS (cost $47,047,180)					45,832,532

SHORT-TERM INVESTMENT 11.7%

TIME DEPOSIT 11.7%
Skandinaviska Enskilda Banken AB (Sweden) (cost $5,580,405)	0.005		03/01/22	5,580	5,580,405

TOTAL INVESTMENTS 107.6% (cost $52,627,585)					51,412,937
Liabilities in excess of other assets (7.6)%					(3,634,680)

NET ASSETS 100.0%					$47,778,257

Below is a list of the abbreviation(s) used in the semi-annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

BABs—Build America Bonds

CLO—Collateralized Loan Obligation

See Notes to Financial Statements.

PGIM Fixed Income ETFs	91

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

SOFR—Secured Overnight Financing Rate

Strips—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement date which is after the period end.
(s)	Represents zero coupon bond. Rate represents yield to maturity at purchase date.

Futures contracts outstanding at February 28, 2022:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
8	5 Year U.S. Treasury Notes	Jun. 2022	$946,250	$6,630
21	2 Year U.S. Treasury Notes	Jun. 2022	4,519,758	14,766
9	U.S. Ultra Bond	Jun. 2022	1,673,438	17,437
31	10 Year U.S. Treasury Notes	Jun. 2022	3,950,563	32,163

				70,996

	Short Positions:
21	U.S. Long Bond	Jun. 2022	3,290,438	(42,126)
20	U.S. Ultra 10-Year Notes	Jun. 2022	2,826,563	(24,844)

				(66,970)

				$4,026

See Notes to Financial Statements.

92

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/ exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
J.P. Morgan Securities LLC	$—	$202,593

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

PGIM Fixed Income ETFs	93

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

The following is a summary of the inputs used as of February 28, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobile ABS	$—	$295,242	$—
Collateralized Loan Obligations	—	4,428,244	—
Other ABS	—	193,790	—
Commercial Mortgage-Backed Securities	—	5,445,542	—
Corporate Bonds	—	14,450,602	—
Municipal Bonds	—	120,412	—
Sovereign Bonds	—	429,839	—
U.S. Government Agency Obligations	—	9,731,382	—
U.S. Treasury Obligations	—	10,737,479	—
Short-Term Investments
Time Deposit	—	5,580,405	—

Total	$—	$51,412,937	$—

Other Financial Instruments*
Assets
Futures Contracts	$70,996	$—	$—

Total	$70,996	$—	$—

Liabilities
Futures Contracts	$(66,970)	$—	$—

Total	$(66,970)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

94

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2022 were as follows:

U.S. Treasury Obligations	22.5%
U.S. Government Agency Obligations	20.4
Time Deposit	11.7
Commercial Mortgage-Backed Securities	11.4
Collateralized Loan Obligations	9.3
Banks	8.0
Electric	2.3
Pharmaceuticals	1.9
Pipelines	1.8
Real Estate Investment Trusts (REITs)	1.4
Mining	1.3
Oil & Gas	1.3
Media	1.2
Telecommunications	1.1
Healthcare-Services	1.0
Commercial Services	1.0
Sovereign Bonds	0.9
Aerospace & Defense	0.8
Auto Manufacturers	0.8
Insurance	0.7
Beverages	0.6
Automobile ABS	0.6
Home Builders	0.5
Agriculture	0.4
Semiconductors	0.4
Engineering & Construction	0.4
Other ABS	0.4
Chemicals	0.4
Building Materials	0.4
Food	0.4
Municipal Bonds	0.2
Miscellaneous Manufacturer	0.2
Multi-National	0.2
Retail	0.2
Machinery-Diversified	0.2
Iron/Steel	0.2
Gas	0.2
Lodging	0.2
Airlines	0.2
Software	0.1
Computers	0.1
Biotechnology	0.1
Diversified Financial Services	0.1
Transportation	0.1
Auto Parts & Equipment	0.0 *
Machinery-Constructions & Mining	0.0 *

107.6
Liabilities in excess of other assets	(7.6)

100.0%

*	Less than +/- 0.05%.

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

PGIM Fixed Income ETFs	95

PGIM Active Aggregate Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Fair values of derivative instruments as of February 28, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker— variation margin futures*	$70,996	Due from/to broker— variation margin futures*	$(66,970)

		$70,996		$(66,970)

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the period ended February 28, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(87,408)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(13,060)

For the period ended February 28, 2022 the Fund’s average volume of derivative activities is as follows:

Futures Contracts—Long Positions(1)	Futures Contracts—Short Positions(1)
$7,759,737	$4,689,469

(1)	Notional Amount in USD.

Average volume is based on average quarter end balances as noted for the six months ended February 28, 2022.

See Notes to Financial Statements.

96

PGIM Active Aggregate Bond ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2022

Assets
Investments at value:
Unaffiliated investments (cost $52,627,585)	$51,412,937
Cash	31
Receivable for investments sold	2,720,648
Interest and dividends receivable	188,103

Total Assets	54,321,719

Liabilities
Payable for investments purchased	6,531,057
Management fee payable	6,964
Due to broker—variation margin futures	5,441

Total Liabilities	6,543,462

Net Assets	$47,778,257

Net assets were comprised of:
Common stock, at par	$1,000
Paid-in capital in excess of par	49,494,853
Total distributable earnings (loss)	(1,717,596)

Net assets, February 28, 2022	$47,778,257

Net asset value, offering price and redemption price per share, ($47,778,257 / 1,000,000 shares of common stock issued and outstanding)	$47.78

See Notes to Financial Statements.

PGIM Fixed Income ETFs	97

PGIM Active Aggregate Bond ETF

Statement of Operations (unaudited)

Six Months Ended February 28, 2022

Net Investment Income (Loss)
Income
Interest income	$262,074
Affiliated dividend income	2,465

Total income	264,539

Expenses
Management fee	30,051
Miscellaneous expenses	50

Total expenses	30,101

Net investment income (loss)	234,438

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(224,270)
Futures transactions	(87,408)

(311,678)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,672,249)
Futures	(13,060)

(1,685,309)

Net gain (loss) on investment transactions	(1,996,987)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(1,762,549)

See Notes to Financial Statements.

98

PGIM Active Aggregate Bond ETF

Statement of Changes in Net Assets

	Six Months Ended February 28, 2022 (Unaudited)	Period Ended August 31, 2021*
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$234,438	$137,837
Net realized gain (loss) on investments	(311,678)	106,616
Net change in unrealized appreciation (depreciation) on investments	(1,685,309)	474,687

Net increase (decrease) in net assets resulting from operations	(1,762,549)	719,140

Dividends and Distributions
Distributions from distributable earnings	(543,834)	(130,353)

Fund share transactions
Net proceeds from shares sold	23,274,700	31,322,713
Cost of shares purchased	—	(5,101,560)

Net increase (decrease) in net assets from Fund share transactions	23,274,700	26,221,153

Total increase (decrease)	20,968,317	26,809,940

Net Assets:
Beginning of period	26,809,940	—

End of period	$47,778,257	$26,809,940

*	For the period from April 12, 2021 (commencement of operations) through August 31, 2021.

See Notes to Financial Statements.

PGIM Fixed Income ETFs	99

PGIM Active Aggregate Bond ETF

Financial Highlights

	Six Months Ended February 28, 2022 (unaudited)	April 12, 2021(e) through August 31, 2021
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$51.07	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.37	0.25
Net realized and unrealized gain (loss) on investments	(2.67)	1.05
Total from investment operations	(2.30)	1.30
Less Dividends and Distributions:
Dividends from net investment income	(0.45)	(0.23)
Distributions from net realized gains	(0.54)	-
Total Dividends and Distributions	(0.99)	(0.23)
Net asset value, end of period	$47.78	$51.07
Total Return(b):	(4.58)%	2.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$47,778	$26,810
Average net assets (000)	$31,894	$27,915
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.19% (d)	0.19%	(d)
Expenses before waivers and/or expense reimbursement	0.19% (d)	0.19%	(d)
Net investment income (loss)	1.48% (d)	1.28%	(d)
Portfolio turnover rate(f)	327%	337%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Commencement of operations.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

100

PGIM Total Return Bond ETF

Schedule of Investments (unaudited)

as of February 28, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 98.7%

ASSET-BACKED SECURITIES 19.7%

Automobile ABS 0.4%
Carvana Auto Receivables Trust, Series 2021-P4, Class C	2.330%		02/10/28	100	$97,206
Hertz Vehicle Financing III LLC, Series 2022-1A, Class C, 144A	2.630		06/25/26	100	98,610

					195,816

Collateralized Loan Obligations 18.2%
Anchorage Capital CLO 25 Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month Term SOFR + 1.390%	1.631	(c)	04/20/35	500	498,773
ArrowMark Colorado Holdings (Cayman Islands), Series 2018-3A, Class A1R, 144A, 3 Month LIBOR + 1.210%	1.426	(c)	01/25/35	500	499,237
Atlas Senior Loan Fund XIV (Cayman Islands), Series 2019-14A, Class AR, 144A, 3 Month LIBOR + 1.160%	1.270	(c)	07/20/32	500	498,998
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-3A, Class AR, 144A, 3 Month LIBOR + 1.160%	1.415	(c)	10/21/34	500	496,996
Series 2022-1A, Class A1, 144A, 3 Month Term SOFR + 1.320%	—	(p)	04/18/35	250	249,392
Barings CLO Ltd. (Cayman Islands), Series 2020-2A, Class AR, 144A, 3 Month LIBOR + 1.010%	1.251	(c)	10/15/33	250	247,762
Benefit Street Partners CLO III Ltd. (Cayman Islands), Series 2013-IIIA, Class A1R2, 144A, 3 Month LIBOR + 1.000%	1.254	(c)	07/20/29	203	201,528
Carlyle C17 CLO Ltd. (Cayman Islands), Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030%	1.329	(c)	04/30/31	250	248,222
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 0.970%	1.211	(c)	04/17/31	249	247,485
Carlyle US CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095%	1.348	(c)	01/25/33	500	497,251
CIFC Funding Ltd. (Cayman Islands), Series 2015-1A, Class ARR, 144A, 3 Month LIBOR + 1.110%	1.369	(c)	01/22/31	750	745,018
Crown City CLO II (Cayman Islands), Series 2020-2A, Class A1AR, 144A, 3 Month Term SOFR + 1.340%	1.599	(c)	04/20/35	250	249,392
Crown Point CLO 11 Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.120%	1.366	(c)	01/17/34	500	498,995

See Notes to Financial Statements.

PGIM Fixed Income ETFs	101

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont'd.)
Generate CLO 4 Ltd. (Cayman Islands), Series 4A, Class A1R, 144A, 3 Month LIBOR + 1.090%	1.344	%(c)	04/20/32	250	$248,563
Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class A2, 144A, 3 Month LIBOR + 1.010%	1.251	(c)	04/15/31	250	248,500
HPS Loan Management Ltd. (Cayman Islands), Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140%	1.394	(c)	04/20/34	300	298,348
ICG US CLO Ltd. (Cayman Islands),
Series 2014-3A, Class A1RR, 144A, 3 Month LIBOR + 1.030%	1.288	(c)	04/25/31	249	247,708
Series 2015-2RA, Class A1, 144A, 3 Month LIBOR + 1.370%	1.611	(c)	01/16/33	250	248,478
Jamestown CLO XII Ltd. (Cayman Islands), Series 2019-1A, Class A1, 144A, 3 Month LIBOR + 1.470%	1.724	(c)	04/20/32	250	248,537
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	1.421	(c)	01/15/31	250	248,444
OCP CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1R2, 144A, 3 Month Term SOFR + 1.250%	—	(p)	01/15/33	250	249,394
OZLM XVIII Ltd. (Cayman Islands), Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020%	1.259	(c)	04/15/31	250	248,320
TCW CLO Ltd. (Cayman Islands), Series 2019-2A, Class A1R, 144A, 3 Month Term SOFR + 1.280%	1.521	(c)	10/20/32	250	249,392
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class ARR, 144A, 3 Month LIBOR + 1.030%	1.288	(c)	10/25/28	96	95,916
Venture 43 CLO Ltd. (Cayman Islands), Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240%	1.481	(c)	04/15/34	250	248,264

					8,058,913

Other ABS 1.1%
Madison Park Euro Funding XIV DAC (Ireland), Series 14A, Class A1R, 144A, 3 Month LIBOR + 0.800%	0.800	(c)	07/15/32	250	279,036
Oportun Funding XIV LLC, Series 2021-A, Class C, 144A	3.440		03/08/28	100	100,309
Regional Management Issuance Trust, Series 2022-1, Class A, 144A	3.070		03/15/32	100	100,527

					479,872

TOTAL ASSET-BACKED SECURITIES (cost $8,778,205)					8,734,601

See Notes to Financial Statements.

102

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES 9.0%
BANK,
Series 2021-BN35, Class A4	2.031%		06/15/64	500	$463,280
Series 2021-BN38, Class A4	2.275		12/15/64	250	237,355
BBCMS Mortgage Trust, Series 2022-C14, Class A4	2.692		02/15/55	200	196,531
Bellemeade Re Ltd. (Bermuda), Series 2019-2A, Class M2, 144A, 1 Month LIBOR + 3.100%	3.287	(c)	04/25/29	200	197,732
Benchmark Mortgage Trust, Series 2021-B31, Class A4	2.420		12/15/54	500	477,868
BMO Mortgage Trust, Series 2022-C1, Class A5	3.374		02/15/55	200	205,441
BX Commercial Mortgage Trust, 144A
Series 2018-BIOA, Class E, 1 Month LIBOR + 1.951%	2.142	(c)	03/15/37	114	112,027
Series 2018-BIOA, Class F, 1 Month LIBOR + 2.471%	2.662	(c)	03/15/37	364	358,049
Series 2019-XL, Class J, 1 Month LIBOR + 2.650%	2.841	(c)	10/15/36	128	124,623
Series 2021-CIP, Class E, 1 Month LIBOR + 2.820%	3.011	(c)	12/15/38	150	146,245
BXP Trust, Series 2021-601L, Class A, 144A	2.618		01/15/44	250	238,103
CSMC OA LLC, Series 2014-USA, Class A2, 144A	3.953		09/15/37	250	253,457
GS Mortgage Securities Trust,
Series 2021-GSA3, Class A4	2.369		12/15/54	200	190,699
Series 2021-GSA3, Class XB	0.625	(cc)	12/15/54	2,000	114,177
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-NYAH, Class H, 144A, 1 Month LIBOR + 3.390%	3.581	(c)	06/15/38	150	146,814
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 144A, 1 Month LIBOR + 2.601%	2.792	(c)	04/15/38	369	360,606
One New York Plaza Trust, Series 2020-1NYP, Class B, 144A, 1 Month LIBOR + 1.500%	1.691	(c)	01/15/36	175	172,808

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,118,862)					3,995,815

CORPORATE BONDS 38.5%

Aerospace & Defense 0.7%
Boeing Co. (The), Sr. Unsec’d. Notes	3.750		02/01/50	130	120,797
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875		04/15/27	75	76,034
Teledyne Technologies, Inc., Gtd. Notes	2.750		04/01/31	110	105,820

					302,651

Agriculture 0.7%
Altria Group, Inc., Gtd. Notes	2.450		02/04/32	185	165,242
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.950		06/15/25	160	165,436

					330,678

See Notes to Financial Statements.

PGIM Fixed Income ETFs	103

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Airlines 0.4%
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125%		06/15/27		140	$155,388

Auto Manufacturers 0.5%
Ford Motor Co., Sr. Unsec’d. Notes	4.750		01/15/43		50	48,389
General Motors Co., Sr. Unsec’d. Notes	6.250		10/02/43		145	175,829

						224,218

Auto Parts & Equipment 0.1%
American Axle & Manufacturing, Inc., Gtd. Notes	5.000		10/01/29		50	47,396

Banks 9.4%
Bank of America Corp.,
Jr. Sub. Notes, 3 Month LIBOR + 2.664%	4.300	(c)	1/28/2025	(rr)	120	115,554
Sr. Unsec’d. Notes, SOFR + 1.220%	2.651	(c)	03/11/32		590	563,948
BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A, SOFR + 1.004%	1.323	(c)	01/13/27		400	376,044
Citigroup, Inc.,
Jr. Sub. Notes, 5 Year CMT + 3.417%	3.875	(c)	2/18/2026	(rr)	40	38,042
Sr. Unsec’d. Notes, SOFR + 1.146%	2.666	(c)	01/29/31		405	390,612
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, SOFR + 1.219%	2.311	(c)	11/16/27		300	286,900
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, 5 Year CMT + 2.949%	4.125	(c)	11/10/2026	(rr)	55	52,345
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.158%	3.814	(c)	04/23/29		435	451,485
JPMorgan Chase & Co.,
Jr. Sub. Notes, SOFR + 3.125%	4.600	(c)	2/1/2025	(rr)	120	117,606
Sr. Unsec’d. Notes, SOFR + 1.510%	2.739	(c)	10/15/30		745	727,846
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN, SOFR + 1.143%	2.699	(c)	01/22/31		420	407,115
Sr. Unsec’d. Notes, SOFR + 1.290%	2.943	(c)	01/21/33		35	34,262
Sub. Notes, GMTN	4.350		09/08/26		185	196,467
Societe Generale SA (France), Sr. Unsec’d. Notes, 144A, 1 Year CMT + 1.300%	2.797	(c)	01/19/28		400	389,028

						4,147,254

Beverages 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.900		02/01/46		100	113,600

Building Materials 0.8%
Griffon Corp., Gtd. Notes	5.750		03/01/28		50	49,768
Owens Corning, Sr. Unsec’d. Notes	3.875		06/01/30		170	177,732

See Notes to Financial Statements.

104

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont'd.)
SRM Escrow Issuer LLC, Sr. Sec’d. Notes, 144A	6.000%	11/01/28	50	$50,001
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.375	07/15/30	75	70,819

				348,320

Chemicals 1.2%
CF Industries, Inc., Gtd. Notes	5.150	03/15/34	125	140,211
Chemours Co. (The), Gtd. Notes	5.375	05/15/27	50	50,217
LYB International Finance BV (Netherlands), Gtd. Notes	5.250	07/15/43	90	104,034
RPM International, Inc., Sr. Unsec’d. Notes	2.950	01/15/32	20	19,497
Sasol Financing USA LLC, Gtd. Notes	5.875	03/27/24	200	203,840

				517,799

Commercial Services 1.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26	75	76,856
ERAC USA Finance LLC, Gtd. Notes, 144A	3.300	12/01/26	160	164,710
Herc Holdings, Inc., Gtd. Notes, 144A	5.500	07/15/27	100	102,831
Nexi SpA (Italy), Sr. Unsec’d. Notes	2.125	04/30/29	100	100,931
Thomas Jefferson University, Sec’d. Notes	3.847	11/01/57	25	24,347
United Rentals North America, Inc., Gtd. Notes	3.750	01/15/32	50	47,519

				517,194

Distribution/Wholesale 0.1%
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	50	46,778

Diversified Financial Services 1.2%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.875	05/01/24	160	167,619
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	115	106,924
OneMain Finance Corp., Gtd. Notes	6.875	03/15/25	50	53,352
Power Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A	6.150	12/06/28	200	225,456

				553,351

Electric 1.4%
Calpine Corp.,
Sr. Sec’d. Notes, 144A	3.750	03/01/31	75	68,582
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	50	46,163
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	200	200,515

See Notes to Financial Statements.

PGIM Fixed Income ETFs	105

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont'd.)
NRG Energy, Inc.,
Gtd. Notes, 144A	3.375%		02/15/29		50	$46,416
Gtd. Notes, 144A	3.875		02/15/32		50	46,339
Sempra Energy, Jr. Sub. Notes, 5 Year CMT + 2.868%	4.125	(c)	04/01/52		115	107,662
Southern California Edison Co., First Mortgage	3.450		02/01/52		30	27,629
Vistra Corp., Jr. Sub. Notes, 144A, 5 Year CMT + 5.740%	7.000	(c)	12/15/2026	(rr)	25	24,817
Vistra Operations Co. LLC, Gtd. Notes, 144A	4.375		05/01/29		50	48,536

						616,659

Engineering & Construction 0.5%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250		10/31/26		200	201,518

Entertainment 0.2%
Caesars Resort Collection LLC/CRC Finco, Inc., Sr. Sec’d. Notes, 144A	5.750		07/01/25		50	51,288
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	4.125		07/01/29		50	46,231

						97,519

Food 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes, 144A	3.500		03/15/29		50	46,499
Bellis Finco PLC (United Kingdom), Gtd. Notes	4.000		02/16/27		100	119,088
Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A	7.500		04/15/25		50	50,018
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. (Multi-National), Gtd. Notes, 144A	6.500		04/15/29		115	122,489
Pilgrim’s Pride Corp., Gtd. Notes, 144A	3.500		03/01/32		50	46,017
Post Holdings, Inc., Sr. Unsec’d. Notes, 144A	4.500		09/15/31		75	69,450

						453,561

Healthcare-Products 0.1%
Mozart Debt Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A	3.875		04/01/29		25	23,741
Sr. Unsec’d. Notes, 144A	5.250		10/01/29		25	23,952

						47,693

Healthcare-Services 0.4%
DaVita, Inc., Gtd. Notes, 144A	4.625		06/01/30		50	47,936
Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	4.375		02/15/27		75	71,577

See Notes to Financial Statements.

106

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont'd.)
MEDNAX, Inc., Gtd. Notes, 144A	5.375%	02/15/30	25	$24,880
Tenet Healthcare Corp., Gtd. Notes, 144A	6.125	10/01/28	50	50,626

				195,019

Home Builders 1.0%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	08/01/29	50	47,414
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	75	75,903
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	4.875	02/15/30	125	114,431
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	50	51,959
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25	50	49,577
Forestar Group, Inc., Gtd. Notes, 144A	3.850	05/15/26	50	47,458
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes, 144A	4.750	04/01/29	50	47,547

				434,289

Housewares 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.000	04/01/31	50	45,932

Insurance 0.6%
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes	3.375	03/03/31	110	109,278
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.569	02/01/29	155	172,100

				281,378

Iron/Steel 0.4%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	180	183,064

Lodging 0.3%
Hilton Domestic Operating Co., Inc., Gtd. Notes, 144A	5.375	05/01/25	50	51,536
MGM Resorts International, Gtd. Notes	4.750	10/15/28	75	74,823

				126,359

Machinery-Diversified 0.3%
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.950	09/15/28	135	146,639

Media 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	4.500	05/01/32	50	47,490
Sr. Unsec’d. Notes, 144A	4.250	01/15/34	25	22,980

See Notes to Financial Statements.

PGIM Fixed Income ETFs	107

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media (cont'd.)
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.900%	06/01/52	225	$195,770
CSC Holdings LLC, Gtd. Notes, 144A	6.500	02/01/29	200	202,452
Discovery Communications LLC, Gtd. Notes	4.650	05/15/50	100	102,236
DISH DBS Corp., Gtd. Notes	5.125	06/01/29	50	42,164
Paramount Global, Sr. Unsec’d. Notes	4.375	03/15/43	90	89,957
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.250	01/15/30	100	122,740

				825,789

Mining 1.4%
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	4.750	05/15/25	200	205,195
Kinross Gold Corp. (Canada), Gtd. Notes	4.500	07/15/27	145	155,956
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	160	149,707
Gtd. Notes	2.600	07/15/32	25	23,752
Teck Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250	07/15/41	65	78,681

				613,291

Oil & Gas 3.1%
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.750	02/15/52	95	85,746
Chesapeake Energy Corp., Gtd. Notes, 144A	5.875	02/01/29	50	51,677
Continental Resources, Inc., Gtd. Notes	4.500	04/15/23	160	163,485
Devon Energy Corp., Sr. Unsec’d. Notes	5.875	06/15/28	145	154,375
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	6.875	04/29/30	30	31,443
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28	75	77,735
Energean Israel Finance Ltd. (Israel), Sr. Sec’d. Notes, 144A	5.375	03/30/28	40	37,580
Helmerich & Payne, Inc., Sr. Unsec’d. Notes, 144A	2.900	09/29/31	100	95,872
Ovintiv Exploration, Inc., Gtd. Notes	5.375	01/01/26	170	183,766
Petrobras Global Finance BV (Netherlands), Gtd. Notes	5.600	01/03/31	50	49,884
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	100	104,946
Gtd. Notes	5.350	02/12/28	100	96,412
Gtd. Notes, EMTN	4.875	02/21/28	130	139,931
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	2.150	01/15/31	120	110,763

				1,383,615

See Notes to Financial Statements.

108

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers 0.3%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., Sr. Sec’d. Notes, 144A	4.375%	10/15/28	50	$46,178
Verallia SA (France), Gtd. Notes	1.625	05/14/28	100	105,668

				151,846

Pharmaceuticals 2.2%
AbbVie, Inc., Sr. Unsec’d. Notes	4.050	11/21/39	145	152,227
Bausch Health Cos., Inc. (Canada), Gtd. Notes, 144A	6.250	02/15/29	50	42,607
Cigna Corp., Sr. Unsec’d. Notes	3.200	03/15/40	185	171,008
CVS Health Corp., Sr. Unsec’d. Notes	2.700	08/21/40	125	109,038
Merck & Co., Inc., Sr. Unsec’d. Notes	2.900	12/10/61	120	105,896
Shire Acquisitions Investments Ireland DAC (Ireland), Gtd. Notes	3.200	09/23/26	215	220,647
Viatris, Inc., Gtd. Notes	3.850	06/22/40	190	178,317

				979,740

Pipelines 1.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	7.875	05/15/26	75	80,684
Energy Transfer LP, Sr. Unsec’d. Notes	5.400	10/01/47	130	138,220
MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	100	110,152
ONEOK, Inc., Gtd. Notes	4.450	09/01/49	145	142,763
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	5.150	06/01/42	65	65,003
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	2.600	03/15/31	205	193,944

				730,766

Real Estate 0.2%
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	30	30,405
Howard Hughes Corp. (The), Gtd. Notes, 144A	4.375	02/01/31	50	47,186

				77,591

Real Estate Investment Trusts (REITs) 1.8%
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	135	141,246
Corporate Office Properties LP, Gtd. Notes	2.750	04/15/31	110	103,092
Diversified Healthcare Trust, Gtd. Notes	4.375	03/01/31	75	64,887
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.250	01/15/32	55	51,721
Spirit Realty LP, Gtd. Notes	2.700	02/15/32	130	122,234
Sun Communities Operating LP, Gtd. Notes	2.300	11/01/28	150	141,428

See Notes to Financial Statements.

PGIM Fixed Income ETFs	109

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont'd.)
Welltower, Inc., Sr. Unsec’d. Notes	4.250%	04/15/28	165	$177,130

				801,738

Regional (state/province) 0.3%
Brazil Minas SPE via State of Minas Gerais (Cayman Islands), Govt. Notes	5.333	02/15/28	120	121,021

Retail 0.6%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	3.500	02/15/29	50	47,047
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes	6.250	10/30/25	100	110,163
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31	50	44,866
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A	5.000	06/01/31	50	47,756

				249,832

Semiconductors 0.4%
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.137	11/15/35	200	185,340

Telecommunications 1.7%
AT&T, Inc., Sr. Unsec’d. Notes	3.550	09/15/55	210	190,460
T-Mobile USA, Inc., Sr. Sec’d. Notes	2.550	02/15/31	360	336,620
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.016	12/03/29	225	241,196

				768,276

TOTAL CORPORATE BONDS (cost $17,713,562)				17,023,102

SOVEREIGN BONDS 1.2%
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	5.500	02/22/29	150	149,363
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	0.900	02/14/27	150	159,778
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes	1.750	07/13/30	60	56,317
Serbia International Bond (Serbia), Sr. Unsec’d. Notes	3.125	05/15/27	100	109,892
Ukraine Government International Bond (Ukraine), Sr. Unsec’d. Notes	7.750	09/01/24	100	34,190

TOTAL SOVEREIGN BONDS (cost $601,897)				509,540

See Notes to Financial Statements.

110

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATION 1.7%
Federal National Mortgage Assoc. (cost $755,981)	3.000%	TBA	750	$757,350

U.S. TREASURY OBLIGATIONS 28.6%
U.S. Treasury Bonds	1.875	11/15/51	2,405	2,244,917
U.S. Treasury Bonds	2.000	11/15/41	2,830	2,711,052
U.S. Treasury Notes	0.750	12/31/23	710	701,208
U.S. Treasury Notes	0.750	03/31/26	230	221,034
U.S. Treasury Notes	1.125	01/15/25	195	192,258
U.S. Treasury Notes(k)	1.250	11/30/26	350	342,207
U.S. Treasury Notes	1.250	12/31/26	5,255	5,135,120
U.S. Treasury Notes	1.875	02/15/32	545	547,299
U.S. Treasury Strips Coupon(k)	2.130 (s)	11/15/41	905	561,984

TOTAL U.S. TREASURY OBLIGATIONS (cost $12,722,790)				12,657,079

TOTAL LONG-TERM INVESTMENTS (cost $44,691,297)				43,677,487

SHORT-TERM INVESTMENTS 3.6%

TIME DEPOSITS 3.6%
Citibank NA	0.005	03/01/22	1,575	1,575,495
Citibank NA (United Kingdom)	(0.780)	03/01/22	12	13,946

TOTAL SHORT-TERM INVESTMENTS (cost $1,589,441)				1,589,441

TOTAL INVESTMENTS 102.3% (cost $46,280,738)				45,266,928
Liabilities in excess of other assets (2.3)%				(1,000,258)

NET ASSETS 100.0%				$44,266,670

Below is a list of the abbreviation(s) used in the semi-annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

CLO—Collateralized Loan Obligation

CMT—Constant Maturity Treasury

EMTN—Euro Medium Term Note

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

OTC—Over-the-counter

Q—Quarterly payment frequency for swaps

See Notes to Financial Statements.

PGIM Fixed Income ETFs	111

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

S—Semiannual payment frequency for swaps

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

Strips—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at February 28, 2022.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of February 28, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement date which is after the period end.
(rr)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond. Rate represents yield to maturity at purchase date.

Futures contracts outstanding at February 28, 2022:

Number of contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
2	10 Year U.S. Treasury Notes	Jun. 2022	$254,875	$2,290
4	U.S. Long Bond	Jun. 2022	626,750	8,695
7	U.S. Ultra Bond	Jun. 2022	1,301,563	13,563
39	5 Year U.S. Treasury Notes	Jun. 2022	4,612,969	32,236

				56,784

	Short Positions:
48	2 Year U.S. Treasury Notes	Jun. 2022	10,330,875	(32,865)
5	U.S. Ultra 10-Year Notes	Jun. 2022	706,641	(6,211)
3	5 Year Euro-Bobl	Mar. 2022	443,544	2,803
1	Euro Schatz Index	Mar. 2022	125,569	236
1	10 Year Euro-Bund	Mar. 2022	187,294	8,196

				(27,841)

				$28,943

See Notes to Financial Statements.

112

Forward foreign currency exchange contracts outstanding at February 28, 2022:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 03/02/22	Citibank NA	GBP	195	$263,891	$261,223	$—	$(2,668)
Euro,
Expiring 03/02/22	BNP Paribas SA	EUR	1,104	1,252,861	1,238,228	—	(14,633)
Expiring 04/04/22	JPMorgan Chase Bank NA	EUR	28	31,932	31,883	—	(49)

				$1,548,684	$1,531,334	$—	$(17,350)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/04/22	Citibank NA	GBP	195	$261,300	$263,852	$2,552	$—
Expiring 03/02/22	JPMorgan Chase Bank NA	GBP	195	261,223	261,922	699	—
Euro,
Expiring 04/04/22	BNP Paribas SA	EUR	1,104	1,240,045	1,254,050	14,005	—
Expiring 03/02/22	JPMorgan Chase Bank NA	EUR	1,104	1,238,228	1,241,505	3,277	—

				$3,000,796	$3,021,329	$20,533	$—

						$20,533	$(17,350)

Interest rate swap agreements outstanding at February 28, 2022:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at February 28, 2022	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
188	05/08/27	1.050%(S)	SONIA(1)(A)	$(1,541)	$2,936	$4,477

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Fixed Income ETFs	113

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral to cover requirements for open centrally cleared/ exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$—	$219,096
J.P. Morgan Securities LLC	—	156,966

	$—	$376,062

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobile ABS	$—	$195,816	$—
Collateralized Loan Obligations	—	8,058,913	—
Other ABS	—	479,872	—
Commercial Mortgage-Backed Securities	—	3,995,815	—
Corporate Bonds	—	17,023,102	—
Sovereign Bonds	—	509,540	—
U.S. Government Agency Obligation	—	757,350	—
U.S. Treasury Obligations	—	12,657,079	—
Short-Term Investments
Time Deposits	—	1,589,441	—

Total	$—	$45,266,928	$—

See Notes to Financial Statements.

114

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Futures Contracts	$68,019	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	20,533	—
Centrally Cleared Interest Rate Swap Agreements	—	4,477	—

Total	$68,019	$25,010	$—

Liabilities
Futures Contracts	$(39,076)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(17,350)	—

Total	$(39,076)	$(17,350)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2022 were as follows:

U.S. Treasury Obligations	28.6%
Collateralized Loan Obligations	18.2
Banks	9.4
Commercial Mortgage-Backed Securities	9.0
Time Deposits	3.6
Oil & Gas	3.1
Pharmaceuticals	2.2
Media	1.9
Real Estate Investment Trusts (REITs)	1.8
Telecommunications	1.7
U.S. Government Agency Obligation	1.7
Pipelines	1.7
Electric	1.4
Mining	1.4
Diversified Financial Services	1.2
Chemicals	1.2
Commercial Services	1.2
Sovereign Bonds	1.2
Other ABS	1.1
Food	1.0
Home Builders	1.0
Building Materials	0.8
Agriculture	0.7
Aerospace & Defense	0.7
Insurance	0.6
Retail	0.6
Auto Manufacturers	0.5
Engineering & Construction	0.5
Automobile ABS	0.4
Healthcare-Services	0.4
Semiconductors	0.4
Iron/Steel	0.4
Airlines	0.4
Packaging & Containers	0.3
Machinery-Diversified	0.3
Lodging	0.3
Regional (state/province)	0.3
Beverages	0.3
Entertainment	0.2
Real Estate	0.2
Healthcare-Products	0.1
Auto Parts & Equipment	0.1
Distribution/Wholesale	0.1
Housewares	0.1

102.3
Liabilities in excess of other assets	(2.3)

100.0%

See Notes to Financial Statements.

PGIM Fixed Income ETFs	115

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange contracts risk and interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of February 28, 2022 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$20,533	Unrealized depreciation on OTC forward foreign currency exchange contracts	$(17,350)
Interest rate contracts	Due from/to broker—variation margin futures*	68,019	Due from/to broker— variation margin futures*	(39,076)
Interest rate contracts	Due from/to broker—variation margin swaps*	4,477	Due from/to broker— variation margin swaps*	—

		$93,029		$(56,426)

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

116

The effects of derivative instruments on the Statement of Operations for the period ended February 28, 2022 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$(14,379)	$—
Interest rate contracts	(47,028)	—	1,470

	$(47,028)	$(14,379)	$1,470

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$3,183	$—
Interest rate contracts	28,943	—	4,477

	$28,943	$3,183	$4,477

For the period ended February 28, 2022 the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Interest Rate Swap Agreements(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)	Forward Foreign Currency Exchange Contracts— Sold(2)
$6,796,157	$11,793,923	$187,810	$1,548,684	$3,000,796

(1)	Notional Amount in USD.
(2)	Value at Settlement Date.

Average volume is based on average quarter end balances as noted for the six months ended February 28, 2022.

See Notes to Financial Statements.

PGIM Fixed Income ETFs	117

PGIM Total Return Bond ETF

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below:

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
BNP Paribas SA	$14,005	$(14,633)	$(628)	$—	$(628)
Citibank NA	2,552	(2,668)	(116)	—	(116)
JPMorgan Chase Bank NA	3,976	(49)	3,927	—	3,927

	$20,533	$(17,350)	$3,183	$—	$3,183

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

118

PGIM Total Return Bond ETF

Statement of Assets & Liabilities (unaudited)

as of February 28, 2022

Assets
Investments at value:
Unaffiliated investments (cost $46,280,738)	$45,266,928
Cash	11
Receivable for investments sold	489,578
Interest and dividends receivable	253,171
Due from broker—variation margin futures	25,863
Unrealized appreciation on OTC forward foreign currency exchange contracts	20,533

Total Assets	46,056,084

Liabilities
Payable for investments purchased	1,754,472
Unrealized depreciation on OTC forward foreign currency exchange contracts	17,350
Management fee payable	16,656
Due to broker—variation margin swaps	934
Other liabilities	2

Total Liabilities	1,789,414

Net Assets	$44,266,670

Net assets were comprised of:
Common stock, at par	$925
Paid-in capital in excess of par	45,693,090
Total distributable earnings (loss)	(1,427,345)

Net assets, February 28, 2022	$44,266,670

Net asset value, offering price and redemption price per share, ($44,266,670 / 925,000 shares of common stock issued and outstanding)	$47.86

See Notes to Financial Statements.

PGIM Fixed Income ETFs	119

PGIM Total Return Bond ETF

Statement of Operations (unaudited)

Period Ended February 28, 2022*

Net Investment Income (Loss)
Income
Interest income	$169,888
Affiliated dividend income	444

Total income	170,332

Expenses
Management fee	36,860

Total expenses	36,860

Net investment income (loss)	133,472

Realized And Unrealized Gain (Loss) On Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(464,546)
Futures transactions	(47,028)
Forward currency contract transactions	(14,379)
Swap agreement transactions	1,470
Foreign currency transactions	14,382

(510,101)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,013,810)
Futures	28,943
Forward currency contracts	3,183
Swap agreements	4,477
Foreign currencies	(183)

(977,390)

Net gain (loss) on investment and foreign currency transactions	(1,487,491)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(1,354,019)

* For the period from December 2, 2021 (commencement of operations) through February 28, 2022.

See Notes to Financial Statements.

120

PGIM Total Return Bond ETF

Statement of Changes in Net Assets

Period Ended February 28, 2022* (unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$133,472
Net realized gain (loss) on investments	(510,101)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(977,390)

Net increase (decrease) in net assets resulting from operations	(1,354,019)

Dividends and Distributions
Distributions from distributable earnings	(73,326)

Fund share transactions
Net proceeds from shares sold	45,694,015

Net increase (decrease) in net assets from Fund share transactions	45,694,015

Total increase (decrease)	44,266,670

Net Assets:
Beginning of period	—

End of period	$44,266,670

*	For the period from December 2, 2021 (commencement of operations) through February 28, 2022.

See Notes to Financial Statements.

PGIM Fixed Income ETFs	121

PGIM Total Return Bond ETF

Financial Highlights

	December 2, 2021(e) through February 28, 2022 (unaudited)
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.21
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(2.24)
Total from investment operations	(2.03)
Less Dividends and Distributions:
Dividends from net investment income	(0.11)
Net asset value, end of period	$47.86
Total Return(b):	(4.08)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$44,267
Average net assets (000)	$31,201
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.49%	(d)
Expenses before waivers and/or expense reimbursement	0.49%	(d)
Net investment income (loss)	1.77%	(d)
Portfolio turnover rate(f)	84%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Commencement of operations.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

122

Notes to Financial Statements

1. Organization

PGIM ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is organized as a Delaware Statutory Trust and currently consists of five separate Funds: PGIM Ultra Short Bond ETF, PGIM Active High Yield Bond ETF, PGIM Active Aggregate Bond ETF, PGIM Total Return Bond ETF and PGIM Quant Solutions Strategic Alpha International Equity ETF. Each Fund operates as an exchange-traded fund.

These financial statements relate only to the following Funds: PGIM Ultra Short Bond ETF, PGIM Active High Yield Bond ETF, PGIM Active Aggregate Bond ETF and PGIM Total Return Bond ETF, which commenced investment operations on April 5, 2018, September 24, 2018, April 12, 2021 and December 2, 2021, respectively (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The investment objective of PGIM Ultra Short Bond ETF is to seek total return through a combination of current income and capital appreciation, consistent with preservation of capital. The investment objective of PGIM Active High Yield Bond ETF, PGIM Active Aggregate Bond ETF and PGIM Total Return Bond ETF is to seek total return through a combination of current income and capital appreciation.

2. Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Funds hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio

PGIM Fixed Income ETFs	123

Notes to Financial Statements (continued)

securities and other assets and liabilities. The valuation procedures permit each Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

For the fiscal reporting year end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are

124

based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

PGIM Fixed Income ETFs	125

Notes to Financial Statements (continued)

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Funds may invest in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange- traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the

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original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Bank Loans: The Funds may invest in bank loans. Bank loans include fixed and floating rate loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the bank loan market. The Funds acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a bank loan assignment, the Funds generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a bank loan participation, the Funds generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Funds generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Funds may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Funds will assume the credit risk of both the borrower and the institution selling the participation to the Funds.

Swap Agreements: The Funds may enter into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments. The cash amounts pledged for swaps contracts are considered restricted cash and are included in “Due from broker-variation margin swaps” and “Deposit with broker for centrally cleared/exchange-traded derivatives” in the Statement of Assets and Liabilities.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a

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Notes to Financial Statements (continued)

notional principal amount for a specified period. The Funds are subject to interest rate risk in the normal course of pursuing their investment objective. The Funds may use interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Funds generally receive an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Funds effectively increase their investment risk because, in addition to its total net assets, the Funds may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receive an amount up to the notional value of the swap if a credit event occurs.

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Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment-In-Kind: The Funds may invest in the open market or receive pursuant to debt restructuring, securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Master Netting Arrangements: The Trust, on behalf of the Funds, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between a Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund

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Notes to Financial Statements (continued)

to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The Trust, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the

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counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Lending: The Funds lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Funds recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral.

The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based upon the nature of the payment on the Statement of Operations. The Funds also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the

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Notes to Financial Statements (continued)

ex-date, or for certain foreign securities, when a Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Funds expect to pay dividends from net investment income monthly and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent GAAP/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

Pursuant to a management agreement with the Trust on behalf of the Funds (the Management Agreement), PGIM Investments manages each Fund’s investment operations and administers its business affairs. PGIM Investments is also responsible for supervising each Fund’s subadviser.

Pursuant to the management agreement relating to each Fund, there is a unitary fee structure for the funds whereby PGIM Investments is responsible for substantially all expenses of each Fund, except taxes, brokerage expenses, interest expenses, distribution fees or expenses, expenses incident to shareholder meetings and extraordinary expenses. Each Fund may also pay for any costs or expenses of investing in other funds. For more information on the unitary management fee structure please refer to the Funds’ Statement of Additional Information.

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The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of each Fund’s average daily net assets specified below. The Manager has contractually agreed, beginning from each Fund’s inception date, to waive any management fees it receives from the Funds in an amount equal to the subadvisory fees paid by the Funds to the PGIM Institutional Money Market Fund due to the Funds’ investment of its excess overnight cash in the PGIM Institutional Money Market Fund. This waiver will remain in effect for as long as the Funds remain invested or intend to invest in the PGIM Institutional Money Market Fund.

Fund	Unitary fee rate
PGIM Ultra Short Bond ETF	0.15%
PGIM Active High Yield Bond ETF	0.53%
PGIM Active Aggregate Bond ETF	0.19%
PGIM Total Return Bond ETF	0.49%

The Manager has entered into a subadvisory agreement (Subadvisory Agreement) with PGIM, Inc., which provides subadvisory services to the Funds through its business unit PGIM Fixed Income (and, for the PGIM Ultra Short Bond ETF and PGIM Total Return Bond ETF, PGIM Limited) (the “subadviser”). The Manager pays for the services of the subadviser.

Brown Brothers Harriman & Co. (“BBH”) serves as the Custodian, Transfer Agent, Administrative Agent and Securities Lending Agent for the Trust. The Manager is responsible for compensating BBH under the Custodian and Administrative and Transfer Agency Agreements. As securities lending agent, BBH is responsible for marketing to approved borrowers available securities from the Funds’ portfolio. BBH receives as compensation for its services a portion of the amount earned by the Funds for lending securities.

In September 2021, BBH entered into an agreement with State Street Corporation (“State Street”) under which State Street will acquire BBH’s Investor Services business, which includes its custody, fund accounting and administration, transfer agency, depositary services, foreign exchange and securities lending services. The transaction is expected to be completed during 2022, subject to customary closing conditions and regulatory approvals.

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of each Fund, pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the Trust and the Distributor. The Distributor is a subsidiary of Prudential. Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Notes to Financial Statements (continued)

4. Other Transactions with Affiliates

Each Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a Fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively. Effective January 2022, the Fund(s) changed their overnight cash sweep vehicle from the Core Fund to an unaffiliated money market fund.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. For the period ended February 28, 2022, no 17a- 7 transactions were entered into by the Funds.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short- term investments and U.S. Government securities) for the reporting period ended February 28, 2022, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM Ultra Short Bond ETF	$389,738,696	$7,944,939
PGIM Active High Yield Bond ETF	$45,151,308	$12,238,562
PGIM Active Aggregate Bond ETF	$127,339,815	$104,111,334
PGIM Total Return Bond ETF	$77,116,930	$31,629,741

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2022, is presented as follows:

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PGIM Ultra Short Bond ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments – Affiliated Mutual Funds:
PGIM Core Ultra Short Bond Fund(1)(wa)
$145,724,638	$434,575,635	$580,300,273	$—	$—	$—	—	$30,823
PGIM Institutional Money Market Fund(1)(b)(wa)
2,327,971	6,952,922	9,280,893	600	(600)	—	—	397(2)

$148,052,609	$441,528,557	$589,581,166	$600	$(600)	$—	—	$31,220

PGIM Active High Yield Bond ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments – Affiliated Mutual Funds:
PGIM Core Ultra Short Bond Fund(1)(wa)
$3,188,704	$7,920,241	$11,108,945	$—	$—	$—	—	$1,355
PGIM Institutional Money Market Fund(1)(b)(wa)
408,020	176,301	520,269	(4)	—	64,048	64,099	30(2)

$3,596,724	$8,096,542	$11,629,214	$(4)	$—	$64,048	64,099	$1,385

PGIM Active Aggregate Bond ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments – Affiliated Mutual Funds:
PGIM Core Ultra Short Bond Fund(1)(wa)
$5,752,344	$3,923,197	$9,675,541	$—	$—	$—	—	$2,465

PGIM Total Return Bond ETF

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments – Affiliated Mutual Funds:
PGIM Core Ultra Short Bond Fund(1)(wa)
$ —	$30,950,414	$30,950,414	$—	$—	$—	—	$444

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

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Notes to Financial Statements (continued)

6. Tax Information

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation (depreciation) as of February 28, 2022 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized (Depreciation)
PGIM Ultra Short Bond ETF	$1,995,125,789	$7,771,290	$(23,040,096)	$(15,268,806)
PGIM Active High Yield Bond ETF	95,616,522	1,506,165	(4,771,773)	(3,265,608)
PGIM Active Aggregate Bond ETF	52,667,650	104,279	(1,354,966)	(1,250,687)
PGIM Total Return Bond ETF	46,280,746	152,374	(1,129,589)	(977,215)

The difference between book and tax basis were primarily attributable to deferred losses on wash sales, swaps, straddle loss deferral, differences in the treatment of premium amortization for book and tax purposes and other cost basis adjustments.

For federal income tax purposes, the PGIM Ultra Short Bond ETF had a capital loss carryforward as of August 31, 2021 of approximately $11,217,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, each Fund’s U.S. federal and state tax returns for tax years for which the applicable statutes of limitations have not expired are subject to such review.

7. Capital and Ownership

Each Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Funds may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Funds are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and because the shares of the Funds trade at market prices rather than NAV, shares of the Funds may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will issue and redeem its shares at NAV only in aggregations of a specified number of shares called a “Creation Unit”. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which

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has a written agreement with the Funds or one of their service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and each Fund, generally takes place when an Authorized Participant deposits into each Fund a designated portfolio of securities, assets or other positions (a “creation basket”, and an amount of cash (including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of each Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other propositions (the “redemption basket”) held by each Fund and an amount of cash (including any portion of such securities for which cash may be substituted). The Funds may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are not redeemable by the Funds. Creation and redemption baskets may differ and the Funds may accept “custom baskets”.

A Creation Unit consists of 25,000 shares of each Fund. Authorized Participants generally are required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, for each transaction in a Creation Unit regardless of the number of Creation Units created or redeemed on that day. From time to time, the Funds may waive all or a portion of their applicable transaction fee(s). An additional charge or a variable charge may be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions when deemed appropriate. For the reporting period ended February 28, 2022, the following fixed transaction fees were waived by the Funds which PGIM Investments paid on behalf of the Authorized Participants:

Fund	Amount
PGIM Ultra Short Bond ETF	$8,625
PGIM Active High Yield Bond ETF	1,125
PGIM Active Aggregate Bond ETF	250
PGIM Total Return Bond ETF	125

The Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

As of February 28, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Funds as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM Ultra Short Bond ETF	2,851,900	7.3%
PGIM Active High Yield Bond ETF	1,385,600	57.1%
PGIM Active Aggregate Bond ETF	965,000	96.5%
PGIM Total Return Bond ETF	485,000	52.4%

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Notes to Financial Statements (continued)

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

	Affiliated		Unaffiliated
Fund	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
PGIM Ultra Short Bond ETF	1	6.4%	7	70.6%
PGIM Active High Yield Bond ETF	2	55.1%	3	30.1%
PGIM Active Aggregate Bond ETF	3	96.5%	0	0.0%
PGIM Total Return Bond ETF	1	52.4%	1	46.3%

Transactions in shares of beneficial interest were as follows:

PGIM Ultra Short Bond ETF

Reporting period ended February 28, 2022:

	Shares	Amount
Shares sold	4,550,000	$225,618,012
Shares purchased	(3,100,000)	(153,439,470)

Net increase (decrease) in shares outstanding	1,450,000	$72,178,542

Reporting period ended August 31, 2021:

	Shares	Amount
Shares sold	18,775,000	$934,975,118
Shares purchased	(1,850,000)	(92,197,152)

Net increase (decrease) in shares outstanding	16,925,000	$842,777,966

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Notes to Financial Statements (continued)

PGIM Active High Yield Bond ETF

Reporting period ended February 28, 2022:

	Shares	Amount
Shares sold	800,000	$32,080,763
Shares redeemed in-kind (Redemption in-kind)	(475,000)	(19,479,038)

Net increase (decrease) in shares outstanding	325,000	$12,601,725

Reporting period ended August 31, 2021:

	Shares	Amount
Shares sold	1,825,000	$74,395,702
Shares purchased	(600,000)	(24,576,005)

Net increase (decrease) in shares outstanding	1,225,000	$49,819,697

PGIM Active Aggregate Bond ETF

Reporting period ended February 28, 2022:

	Shares	Amount
Shares sold	475,000	$23,274,700
Shares purchased	—	—

Net increase (decrease) in shares outstanding	475,000	$23,274,700

Reporting period ended August 31, 2021:

	Shares	Amount
Shares sold	625,000	$31,322,713
Shares purchased	(100,000)	(5,101,560)

Net increase (decrease) in shares outstanding	525,000	$26,221,153

PGIM Total Return Bond ETF

Reporting period ended February 28, 2022:*

	Shares	Amount
Shares sold	925,000	$45,694,015
Shares purchased	—	—

Net increase (decrease) in shares outstanding	925,000	$45,694,015

*	Commencement of offering was December 2, 2021

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The Fund may make payment for Fund shares redeemed and contributed wholly or in part by distributing portfolio securities to shareholders. For the period ended February 28, 2022, the Funds had no subscriptions in-kind and had redemptions in-kind with total proceeds in the amounts presented in above tables.

8. Borrowings

The Trust, on behalf of the Funds, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA*	Prior SCA**
Term of Commitment	10/1/2021 – 9/29/2022	10/2/2020 – 9/30/2021

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	The Current SCA does not include PGIM Total Return Bond ETF.
**	The Prior SCA did not include PGIM Active Aggregate Bond ETF.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds did not utilize the SCA during the reporting period ended February 28, 2022.

9. Risks of Investing in the Funds

The Funds’ risks include, but are not limited to, some or all of the risks discussed below. For further information on each Fund’s risks, please refer to the Funds’ Prospectus and Statement of Additional Information.

Active Trading Risk (applicable to PGIM Active Aggregate Bond ETF): The Fund actively and frequently trades its portfolio securities. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which are

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borne directly by the Fund; which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Authorized Participant Concentration Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (NAV), may trade at larger spreads, and possibly face trading halts and/or delisting.

Bank Loan Investments Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of

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non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Cash Transactions Risk: Unlike certain ETFs, the Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in shares of the Fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

Collateralized Loan Obligations (“CLOs”) Risk: CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk (applicable to PGIM Total Return Bond ETF): The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk (applicable to PGIM Total Return Bond ETF): Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of

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fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, or otherwise adversely affect their performance or disrupt markets.

Distressed and Defaulted Securities Risk (applicable to PGIM Active High Yield Bond ETF): Distressed and defaulted securities are subject to particularly high credit risk, market risk and illiquidity risk. These securities are at a high risk for default, especially during economic downturns, and they are subject to greater volatility than securities of more stable issuers. To the extent that the Fund invests in bankrupt issuers, the Fund may be subject to litigation risks and costs.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be

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subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

ETF Shares Trading Risk: Fund shares are listed for trading on NYSE Arca, Inc. (the Exchange) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. We cannot predict whether shares of the Fund will trade above, below or at their NAV. Trading on the Exchange, including trading of Fund shares, may be halted in certain circumstances and shareholders may not be able to sell Fund shares at the time or price desired. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio investments. This adverse effect on the liquidity of the Fund’s shares could lead to differences between the market price of the Fund’s shares and the NAV of those shares. There can be no assurance that the requirements of the Exchange to maintain the listing of shares of the Fund will continue to be met. At times, trading in the securities of ETFs has become volatile and unpredictable and the price of ETF shares has diverged from market driven fundamentals.

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund’s shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. Premiums and discounts relate to differences between the market price and NAV of the Fund’s shares. During such periods, you may incur significant losses if you sell your shares of the Fund.

The securities held by the Fund may be traded in markets that close at a different time than the Exchange and may trade outside of a collateralized settlement system. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads for the Fund’s shares on the Exchange and the corresponding premium or discount between the market price for Fund shares and their NAV may widen. Additionally, during times when the Exchange is open but after the applicable market is closed, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund’s trading day on the Exchange and this may lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

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Notes to Financial Statements (continued)

•	Cost of Buying or Selling Shares: When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decreases. In times of severe market disruption, including when trading of the Fund’s holdings may be halted, the bid-ask spread may increase significantly. This means that the shares may trade at a discount to the Fund’s NAV, and the discount is likely to be greatest during significant market volatility.
•	No Guarantee of Active Trading Market Risk: While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk (applicable to PGIM Total Return Bond ETF): Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the

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Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offering rates (“IBOR”). There still remains uncertainty regarding the nature of any replacement rates for LIBOR and the other IBORs as well as around fallback approaches for instruments extending beyond the any phase-out of these reference rates.

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The lack of consensus around replacement rates and the uncertainty of the phase out of LIBOR and other IBORs may result in increased volatility in corporate or governmental debt, bank loans, derivatives and other instruments invested in by the Fund as well as loan facilities used by the Fund. The potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Fund’s performance and/or net asset value. Certain proposed replacement rates to LIBOR, such as the Secured Overnight Financing Rate (“SOFR”), are materially different from LIBOR, and changes in the applicable spread for instruments previously linked to LIBOR will need to be made in order for instruments to pay similar rates. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition away from LIBOR to other reference rates may lead to reduced coupons on debt held by the Fund, higher rates required to be paid by the Fund on bank lines of credit due to increases in spreads, increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, adversely affecting the Fund’s performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR and the other IBORs as benchmarks could deteriorate during the transition period, these effects could be experienced until the anticipated discontinuance date in 2023 for the majority of the LIBOR rates.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all.

An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

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Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Money Market Instruments Risk (applicable to PGIM Ultra Short Bond ETF): The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of those instruments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective.

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Notes to Financial Statements (continued)

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Non-Money Market Fund Risk (applicable to PGIM Ultra Short Bond ETF): The Fund is not a money market fund. The Fund does not seek to maintain a stable net asset value (NAV) of $1.00 per share. The Fund’s NAV and market value will fluctuate every day and these fluctuations may be significant on certain days. Also, the Fund is not subject to the liquidity requirements and investment and credit quality restrictions applicable to money market funds. There can be no guarantee that the Fund will generate higher returns than money market funds.

Prepayment Risk (applicable to PGIM Ultra Short Bond ETF): The Fund may invest in mortgage-related securities and asset-backed securities, which are subject to prepayment risk. If these securities are prepaid, the Fund may have to replace them with lower-yielding securities. Stripped mortgage-backed securities are generally more sensitive to changes in prepayment and interest rates than other mortgage-related securities. Unlike mortgage-related securities, asset-backed securities are usually not collateralized. If the issuer of a non-collateralized debt security defaults on the obligation, there is no collateral that the security holder may sell to satisfy the debt.

Small Fund Risk: When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund may face the risk of being delisted if it does not meet certain conditions of the listing exchange due to small size. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Structured Products Risk (applicable to PGIM Active Aggregate Bond ETF): Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are subject to issuer repayment and counterparty risk; the Fund may have the right to receive payments only from the structured product, and generally may not

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have direct rights against the issuer or the entity that sold the assets to be securitized. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Structured products may also entail structural complexity and documentation risk and there is no guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Variable and Floating Rate Bonds Risk (applicable to PGIM Ultra Short Bond ETF): Variable and floating rate bonds are subject to credit risk, market risk and interest rate risk. In addition, the absence of an active market for these securities could make it difficult for the Fund to dispose of them if the issuer defaults. The settlement period for such bonds can be longer than seven days.

10. Recent Accounting Pronouncement and Regulatory Developments

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, which provides optional guidance for applying GAAP to contract modifications, hedging relationships and other transactions affected by the reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. Management does not expect ASU 2020-04 to have a material impact on the financial statements.

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Notes to Financial Statements (continued)

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Funds.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE

655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Trustees of the Funds has delegated to the Funds’ subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to each Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how each Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer ● Claudia DiGiacomo, Chief Legal Officer ● Isabelle Sajous, Chief Compliance Officer ● Dana E. Cordes, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Diana N. Huffman, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Russ Shupak, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited (PGIM Ultra Short Bond ETF and PGIM Total Return Bond ETF only)	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN/TRANSFER AGENT	Brown Brothers Harriman & Co.	50 Post Office Square Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr &Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of each Funds carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Fixed Income ETFs, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

On each business day, before commencement of trading on the Exchange, the Fund will disclose on www.pgim.com/investments the Fund’s portfolio holdings that will form the basis for the Fund’s calculation of NAV at the end of the business day. The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM FIXED INCOME ETFS

Fund	Ticker Symbol
PGIM Ultra Short Bond ETF	PULS
PGIM Active High Yield Bond ETF	PHYL
PGIM Active Aggregate Bond ETF	PAB
PGIM Total Return Bond ETF	PTRB

ETF1000E2

PGIM QUANT SOLUTIONS STRATEGIC ALPHA

INTERNATIONAL EQUITY ETF

Formerly known as PGIM QMA Strategic Alpha International Equity ETF

SEMIANNUAL REPORT

FEBRUARY 28, 2022

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of February 28, 2022 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Exchange-traded funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. PGIM Quantitative Solutions is the primary business name of PGIM Quantitative Solutions LLC (formerly known as QMA LLC), a wholly owned subsidiary of PGIM, Inc. (PGIM), a registered investment adviser and Prudential Financial company. © 2022 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2    Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM Quant Solutions Strategic Alpha International Equity ETF informative and useful. The report covers performance for the six-month period ended February 28, 2022.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Quant Solutions Strategic Alpha International Equity ETF

April 15, 2022

PGIM Quant Solutions Strategic Alpha International Equity ETF    3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 2/28/22	Average Annual Total Returns as of 2/28/22
	Six Months* (%)	One Year (%)	Since Inception(%)

Net Asset Value (NAV)	-6.49	2.92	7.06 (12/04/2018)

Market Price**	-5.97	2.59	7.26 (12/04/2018)

MSCI EAFE Index

	-6.78	2.83	8.46

*Not annualized

**The market price is determined using the midpoint between the highest bid and the lowest offer on the listing exchange, as of the time that the Fund’s NAV is calculated. The first day of secondary market trading is typically several days after the date on which the Fund commenced investment operations; therefore, the NAV of the Fund is used as a proxy for the period from inception of investment operations to the first day of secondary market trading to calculate the market price returns.

Since inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the sale or redemption of Fund shares.

Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. Market and NAV returns assume that dividends and capital gain distributions, if any, have been reinvested in the Fund at market price and NAV, respectively.

Benchmark Definition

MSCI EAFE Index—The MSCI EAFE Index is a free-float-adjusted market capitalization index that is designed to measure the equity performance of developed markets, excluding the U.S. and Canada.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of operating expenses or taxes that may be paid by an investor.

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Presentation of Fund Holdings as of 2/28/22

Ten Largest Holdings	Line of Business	Country	% of Net Assets

Shell plc	Oil, Gas & Consumable Fuels	United Kingdom	0.60%

BHP Group Ltd.	Metals & Mining	Australia	0.50%

Sumitomo Metal Mining Co. Ltd.	Metals & Mining	Japan	0.30%

BAE Systems plc	Aerospace & Defense	United Kingdom	0.30%

Klepierre SA	Equity Real Estate Investment Trusts (REITs)	France	0.30%

Check Point Software Technologies Ltd.	Software	Israel	0.30%

Mitsubishi Heavy Industries Ltd.	Machinery	Japan	0.30%

Thales SA	Aerospace & Defense	France	0.30%

Ipsen SA	Pharmaceuticals	France	0.30%

HSBC Holdings plc	Banks	United Kingdom	0.30%

PGIM Quant Solutions Strategic Alpha International Equity ETF    5

Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur ongoing costs, including investment management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 held through the six-month period ended February 28, 2022. The example is for illustrative purposes only.

Actual Expenses

The first line in the tables below provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, brokerage commissions paid on purchases and sales of Fund shares. Therefore, the ending account values and expenses paid for the period are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Quant Solutions Strategic Alpha International Equity ETF	Beginning Account Value September 1, 2021	Ending Account Value February 28, 2022	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Actual	$1,000.00	$ 935.10	0.29%	$1.39

Hypothetical	$1,000.00	$1,023.36	0.29%	$1.45

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2022, and divided by the 365 days in the Fund’s fiscal year ending August 31, 2022 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

6    Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of February 28, 2022

Description	Shares	Value
LONG-TERM INVESTMENTS 98.7%

COMMON STOCKS 98.0%

Australia 6.3%
Ampol Ltd.	4,146	$88,741
Aristocrat Leisure Ltd.	2,660	72,004
Aurizon Holdings Ltd.	38,172	97,035
Australia & New Zealand Banking Group Ltd.	4,324	81,685
BHP Group Ltd.	5,808	196,828
Brambles Ltd.	11,150	80,173
Coles Group Ltd.	7,478	94,395
Dexus	11,619	92,153
Fortescue Metals Group Ltd.	6,172	81,361
Goodman Group	4,529	73,124
GPT Group (The)	22,032	79,049
Mirvac Group	41,977	78,964
Newcrest Mining Ltd.	5,367	100,063
REA Group Ltd.	703	67,234
Reece Ltd.	4,534	63,786
Rio Tinto Ltd.	1,198	102,821
Scentre Group	41,966	93,573
SEEK Ltd.	3,518	68,145
Sonic Healthcare Ltd.	2,567	65,348
Stockland	26,028	78,641
Suncorp Group Ltd.	10,737	83,988
Telstra Corp. Ltd.	28,615	82,301
Transurban Group	8,624	79,485
Treasury Wine Estates Ltd.	10,459	88,270
Vicinity Centres	75,234	98,356
Wesfarmers Ltd.	2,277	79,696
Woolworths Group Ltd.	3,314	85,423

		2,352,642

Austria 0.2%
voestalpine AG	2,376	78,431

Belgium 0.5%
Proximus SADP	4,389	87,400
Solvay SA	793	88,666

		176,066

Denmark 1.0%
AP Moller - Maersk A/S,
(Class A Stock)	26	78,004
(Class B Stock)	25	79,225

See Notes to Financial Statements.

PGIM Quant Solutions Strategic Alpha International Equity ETF	7

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Denmark (cont'd.)
Carlsberg A/S (Class B Stock)	518	$75,924
Novo Nordisk A/S (Class B Stock)	843	86,689
Pandora A/S	688	71,113

		390,955

Finland 0.9%
Elisa OYJ	1,479	82,170
Nokia OYJ*	13,509	73,273
Nordea Bank Abp	7,635	85,183
Orion OYJ (Class B Stock)	2,087	98,259

		338,885

France 8.5%
Amundi SA, 144A	1,138	79,621
Arkema SA	617	82,256
AXA SA	3,236	88,079
BioMerieux	616	67,770
BNP Paribas SA	1,406	82,781
Bouygues SA	2,447	87,853
Bureau Veritas SA	2,874	82,689
Capgemini SE	396	83,608
Carrefour SA	5,351	107,397
Cie de Saint-Gobain	1,227	76,974
Cie Generale des Etablissements Michelin SCA	525	72,993
Covivio	1,128	92,885
Credit Agricole SA	6,706	86,214
Danone SA	1,342	81,721
Eiffage SA	872	89,286
Electricite de France SA	7,384	67,311
Engie SA	6,450	103,187
EssilorLuxottica SA	440	77,318
Eurazeo SE	1,078	83,703
Gecina SA	698	88,829
Hermes International	49	68,237
Ipsen SA	938	109,643
Kering SA	109	77,864
Klepierre SA	3,958	113,877
Legrand SA	740	70,377
L’Oreal SA	180	71,648
LVMH Moet Hennessy Louis Vuitton SE	104	76,951
Orange SA	8,720	105,732
Orpea SA	876	36,381

See Notes to Financial Statements.

8

Description	Shares	Value

COMMON STOCKS (Continued)

France (cont'd.)
Pernod Ricard SA	407	$89,285
Publicis Groupe SA	1,405	93,954
Sanofi	952	99,773
Schneider Electric SE	439	68,804
SEB SA	615	90,127
Societe Generale SA	2,821	81,100
Thales SA	966	111,454
TotalEnergies SE	1,679	85,827
Vivendi SE	6,364	80,704

		3,214,213

Germany 5.3%
Allianz SE	379	86,393
BASF SE	1,326	88,092
Bayerische Motoren Werke AG	837	81,235
Bechtle AG	1,239	63,974
Brenntag SE	978	82,112
Covestro AG, 144A	1,480	78,343
Deutsche Post AG	1,395	70,637
Deutsche Telekom AG	4,988	89,653
Evonik Industries AG	2,656	80,079
Fresenius Medical Care AG & Co. KGaA	1,433	92,099
Fresenius SE & Co. KGaA	2,138	74,949
GEA Group AG	1,581	69,259
HeidelbergCement AG	1,267	82,595
Henkel AG & Co. KGaA	1,113	85,609
KION Group AG	773	62,543
LANXESS AG	1,394	68,117
LEG Immobilien SE	636	82,222
Mercedes-Benz Group AG	1,092	85,917
Merck KGaA	331	65,895
Puma SE	760	69,859
Rational AG	85	62,712
SAP SE	646	73,389
Siemens AG	537	76,263
Telefonica Deutschland Holding AG	35,034	96,044
Uniper SE	1,805	57,680
United Internet AG	2,172	73,937

		1,999,607

Hong Kong 5.0%
CK Asset Holdings Ltd.	14,217	89,782
CK Hutchison Holdings Ltd.	14,176	99,319

See Notes to Financial Statements.

PGIM Quant Solutions Strategic Alpha International Equity ETF	9

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Hong Kong (cont'd.)
CK Infrastructure Holdings Ltd.	15,058	$93,455
CLP Holdings Ltd.	8,441	85,927
ESR Cayman Ltd., 144A*	25,371	78,406
Hang Lung Properties Ltd.	42,336	88,739
Henderson Land Development Co. Ltd.	22,820	94,906
HK Electric Investments & HK Electric Investments Ltd.	96,956	95,658
HKT Trust & HKT Ltd.	66,768	90,054
Hongkong Land Holdings Ltd.	17,139	92,379
Link REIT	10,177	82,175
New World Development Co. Ltd.	22,343	89,348
Power Assets Holdings Ltd.	13,613	85,793
Sino Land Co. Ltd.	75,990	95,588
SITC International Holdings Co. Ltd.	22,743	93,421
Sun Hung Kai Properties Ltd.	7,323	85,182
Swire Pacific Ltd. (Class A Stock)	15,496	85,664
Swire Properties Ltd.	36,335	94,387
WH Group Ltd., 144A	137,845	96,135
Wharf Real Estate Investment Co. Ltd.	16,376	73,450
Xinyi Glass Holdings Ltd.	35,985	95,550

		1,885,318

Ireland 1.3%
CRH PLC	1,857	84,556
DCC PLC	1,094	86,001
Experian PLC	1,790	70,430
James Hardie Industries PLC	2,402	77,895
Kingspan Group PLC	757	73,709
Smurfit Kappa Group PLC	1,806	90,294

		482,885

Israel 1.2%
Bank Hapoalim BM	8,357	88,208
Bank Leumi Le-Israel BM	7,903	85,361
Check Point Software Technologies Ltd.*	772	111,847
Israel Discount Bank Ltd. (Class A Stock)	12,735	83,610
Mizrahi Tefahot Bank Ltd.	2,255	87,860

		456,886

Italy 2.5%
Assicurazioni Generali SpA	4,351	86,497
Enel SpA	11,439	84,639
Eni SpA	6,704	103,973

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Italy (cont'd.)
Ferrari NV	374	$80,829
Intesa Sanpaolo SpA	35,327	90,847
Mediobanca Banca di Credito Finanziario SpA	8,314	86,938
Poste Italiane SpA, 144A	6,607	76,118
Prysmian SpA	2,290	75,797
Recordati Industria Chimica e Farmaceutica SpA	1,473	72,274
Snam SpA	14,332	79,786
Terna - Rete Elettrica Nazionale	10,653	87,698

		925,396

Japan 37.8%
Advantest Corp.	891	70,294
AGC, Inc.	1,897	83,988
Aisin Corp.	2,232	81,250
Ajinomoto Co., Inc.	2,792	81,090
Asahi Kasei Corp.	8,855	82,993
Astellas Pharma, Inc.	5,369	89,596
Azbil Corp.	1,863	70,167
Bandai Namco Holdings, Inc.	1,057	76,955
Bridgestone Corp.	1,933	79,445
Brother Industries Ltd.	4,399	79,818
Canon, Inc.	3,423	80,346
Capcom Co. Ltd.	3,592	86,703
Chiba Bank Ltd. (The)	15,477	98,141
Chubu Electric Power Co., Inc.	9,232	92,589
Chugai Pharmaceutical Co. Ltd.	2,595	85,774
Concordia Financial Group Ltd.	24,054	98,547
CyberAgent, Inc.	5,584	72,177
Dai Nippon Printing Co. Ltd.	3,382	87,871
Daikin Industries Ltd.	372	68,614
Daiwa House Industry Co. Ltd.	3,257	92,612
Daiwa House REIT Investment Corp. (Class A Stock)	29	78,576
Daiwa Securities Group, Inc.	15,035	89,165
Denso Corp.	1,037	72,585
Dentsu Group, Inc.	2,346	93,358
Disco Corp.	280	78,302
Eisai Co. Ltd.	1,483	73,760
ENEOS Holdings, Inc.	22,596	89,193
FANUC Corp.	399	73,421
Fuji Electric Co. Ltd.	1,554	79,211
FUJIFILM Holdings Corp.	1,209	76,369
Fujitsu Ltd.	499	71,900

See Notes to Financial Statements.

PGIM Quant Solutions Strategic Alpha International Equity ETF	11

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont'd.)
Hakuhodo DY Holdings, Inc.	4,985	$65,735
Hamamatsu Photonics KK	1,322	66,580
Hikari Tsushin, Inc.	621	76,703
Hino Motors Ltd.	9,971	93,409
Hirose Electric Co. Ltd.	497	74,140
Hitachi Construction Machinery Co. Ltd.	2,984	72,754
Hitachi Ltd.	1,620	79,616
Hitachi Metals Ltd.*	5,075	90,363
Hoya Corp.	624	80,629
Idemitsu Kosan Co. Ltd.	3,364	90,124
Iida Group Holdings Co. Ltd.	3,619	66,830
Inpex Corp.	9,662	99,591
Isuzu Motors Ltd.	6,843	92,676
ITOCHU Corp.	2,807	91,390
Itochu Techno-Solutions Corp.	2,656	68,361
Japan Metropolitan Fund Invest	101	81,791
Japan Post Bank Co. Ltd.	9,377	82,706
Japan Post Holdings Co. Ltd.*	11,645	96,642
Japan Post Insurance Co. Ltd.	6,036	103,641
Japan Real Estate Investment Corp.	16	85,313
Japan Tobacco, Inc.	4,145	76,435
Kajima Corp.	7,177	96,388
Kansai Electric Power Co., Inc. (The)	10,232	103,419
Kao Corp.	1,599	74,828
KDDI Corp.	3,211	104,906
Kikkoman Corp.	994	73,838
Kirin Holdings Co. Ltd.	5,440	90,261
Kobayashi Pharmaceutical Co. Ltd.	1,065	90,969
Komatsu Ltd.	3,475	79,874
Konami Holdings Corp.	1,729	97,455
Kubota Corp.	3,822	68,551
Kyocera Corp.	1,533	87,728
Lawson, Inc.	1,862	77,742
Lion Corp.	6,245	81,753
Lixil Corp.	3,128	69,517
Marubeni Corp.	8,787	91,986
Mazda Motor Corp.*	11,408	84,941
McDonald’s Holdings Co. Japan Ltd.	2,117	90,967
Medipal Holdings Corp.	4,860	88,648
MEIJI Holdings Co. Ltd.	1,545	92,863
MINEBEA MITSUMI, Inc.	3,037	65,936
MISUMI Group, Inc.	2,314	73,769

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont'd.)
Mitsubishi Chemical Holdings Corp.	11,486	$81,665
Mitsubishi Corp.	2,987	100,576
Mitsubishi Electric Corp.	7,194	86,448
Mitsubishi Estate Co. Ltd.	6,333	96,787
Mitsubishi Gas Chemical Co., Inc.	4,857	86,058
Mitsubishi Heavy Industries Ltd.	3,776	111,541
Mitsubishi UFJ Financial Group, Inc.	15,769	97,770
Mitsui & Co. Ltd.	3,630	90,478
Mitsui Chemicals, Inc.	3,235	82,672
Miura Co. Ltd.	2,463	67,164
Mizuho Financial Group, Inc.	6,543	86,792
MS&AD Insurance Group Holdings, Inc.	2,987	101,459
Murata Manufacturing Co. Ltd.	1,060	71,798
NEC Corp.	2,005	86,416
NGK Insulators Ltd.	5,023	77,771
Nintendo Co. Ltd.	179	90,337
Nippon Express Holdings, Inc.	1,540	93,500
Nippon Sanso Holdings Corp.	4,164	81,205
Nippon Shinyaku Co. Ltd.	1,221	79,124
Nippon Steel Corp.	5,307	97,332
Nippon Telegraph & Telephone Corp.	3,155	90,370
Nippon Yusen KK	1,132	105,062
Nissan Chemical Corp.	1,449	81,925
Nisshin Seifun Group, Inc.	5,845	82,872
Nissin Foods Holdings Co. Ltd.	1,250	99,704
Nitto Denko Corp.	1,097	79,676
Nomura Real Estate Holdings, Inc.	3,895	97,066
Nomura Research Institute Ltd.	1,963	67,872
NTT Data Corp.	3,985	75,322
Oji Holdings Corp.	19,311	98,600
Olympus Corp.	3,730	74,606
Omron Corp.	845	57,036
Ono Pharmaceutical Co. Ltd.	3,464	85,165
ORIX Corp.	4,739	94,108
Osaka Gas Co. Ltd.	5,176	94,952
Otsuka Holdings Co. Ltd.	2,394	82,524
Panasonic Corp.	8,402	86,969
Persol Holdings Co. Ltd.	2,907	64,580
Recruit Holdings Co. Ltd.	1,407	58,977
Resona Holdings, Inc.	23,720	106,834
Rinnai Corp.	986	80,791
Rohm Co. Ltd.	914	71,791
Ryohin Keikaku Co. Ltd.	5,664	83,212

See Notes to Financial Statements.

PGIM Quant Solutions Strategic Alpha International Equity ETF	13

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont'd.)
Santen Pharmaceutical Co. Ltd.	6,639	$75,303
SBI Holdings, Inc.	3,065	79,981
Secom Co. Ltd.	1,218	89,227
Seiko Epson Corp.	5,299	81,261
Sekisui Chemical Co. Ltd.	5,698	93,228
Sekisui House Ltd.	3,954	80,686
Seven & i Holdings Co. Ltd.	1,940	94,346
SG Holdings Co. Ltd.	3,673	77,700
Shimadzu Corp.	1,983	70,806
Shin-Etsu Chemical Co. Ltd.	559	85,918
Shionogi & Co. Ltd.	1,200	79,756
Shizuoka Bank Ltd. (The)	11,774	87,564
SMC Corp.	127	75,174
SoftBank Corp.	7,494	94,551
Sohgo Security Services Co. Ltd.	2,252	81,097
Square Enix Holdings Co. Ltd.	1,705	82,458
Stanley Electric Co. Ltd.	3,344	79,321
Subaru Corp.	4,575	75,351
SUMCO Corp.	4,134	67,854
Sumitomo Chemical Co. Ltd.	18,492	88,467
Sumitomo Corp.	5,790	94,381
Sumitomo Metal Mining Co. Ltd.	2,492	124,551
Sumitomo Mitsui Financial Group, Inc.	2,497	89,507
Sumitomo Mitsui Trust Holdings, Inc.	2,544	90,948
Suntory Beverage & Food Ltd.	2,566	102,671
Suzuki Motor Corp.	2,236	88,942
Sysmex Corp.	634	50,316
T&D Holdings, Inc.	6,659	97,541
Taisei Corp.	2,811	93,280
Takeda Pharmaceutical Co. Ltd.	3,371	102,656
TDK Corp.	2,135	85,426
TIS, Inc.	2,832	66,511
Toho Co. Ltd.	2,046	85,157
Tokio Marine Holdings, Inc.	1,530	87,489
Tokyo Electron Ltd.	147	71,310
Tokyo Gas Co. Ltd.	4,772	97,461
Toppan, Inc.	4,571	89,738
Toray Industries, Inc.	15,077	86,516
Toshiba Corp.	2,219	88,343
Tosoh Corp.	5,409	84,124
TOTO Ltd.	2,023	85,080
Toyo Suisan Kaisha Ltd.	1,991	83,821
Toyota Industries Corp.	1,134	86,210

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Japan (cont'd.)
Toyota Motor Corp.	4,620	$85,938
Toyota Tsusho Corp.	1,987	82,356
Trend Micro, Inc.	1,475	82,112
USS Co. Ltd.	5,631	93,258
Yakult Honsha Co. Ltd.	1,747	94,671
Yamaha Corp.	1,690	78,793
Yamaha Motor Co. Ltd.	3,247	72,755
Yamato Holdings Co. Ltd.	3,909	76,436
Yaskawa Electric Corp.	1,693	67,299
Yokogawa Electric Corp.	4,851	77,851

		14,226,982

Jordan 0.2%
Hikma Pharmaceuticals PLC	2,723	76,090

Luxembourg 0.2%
ArcelorMittal SA	2,652	82,382

Netherlands 2.6%
ABN AMRO Bank NV, 144A	6,405	85,188
EXOR NV	995	75,641
ING Groep NV	6,203	73,015
Koninklijke Ahold Delhaize NV	2,505	77,184
Koninklijke KPN NV	29,666	101,452
Koninklijke Philips NV	2,316	78,787
NN Group NV	1,576	75,596
QIAGEN NV*	1,742	87,504
Randstad NV	1,361	92,630
Stellantis NV	4,729	86,800
Universal Music Group NV	3,008	68,568
Wolters Kluwer NV	736	74,948

		977,313

New Zealand 0.6%
Fisher & Paykel Healthcare Corp. Ltd.	4,213	78,418
Ryman Healthcare Ltd.	10,357	70,075
Spark New Zealand Ltd.	29,808	90,857

		239,350

Norway 0.8%
Equinor ASA	3,143	99,273
Orkla ASA	9,620	90,070

See Notes to Financial Statements.

PGIM Quant Solutions Strategic Alpha International Equity ETF	15

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Norway (cont'd.)
Yara International ASA	1,809	$91,929

		281,272

Portugal 0.5%
EDP - Energias de Portugal SA	15,713	76,886
Jeronimo Martins SGPS SA	4,203	91,542

		168,428

Russia 0.0%
Raspadskaya OJSC^	4,493	12,248

Singapore 1.7%
Capitaland Investment Ltd.*	34,335	93,455
DBS Group Holdings Ltd.	3,554	88,660
Oversea-Chinese Banking Corp. Ltd.	11,527	99,226
Singapore Technologies Engineering Ltd.	32,818	92,472
Singapore Telecommunications Ltd.	49,530	92,067
United Overseas Bank Ltd.	4,327	95,464
Wilmar International Ltd.	26,763	86,466

		647,810

Spain 2.1%
ACS Actividades de Construccion y Servicios SA	3,344	81,813
Enagas SA	3,679	78,067
Endesa SA	4,150	91,505
Grifols SA	4,300	82,035
Iberdrola SA	8,185	93,426
Industria de Diseno Textil SA	2,695	71,314
Red Electrica Corp. SA	4,029	80,525
Repsol SA	7,742	100,922
Telefonica SA	19,336	92,706

		772,313

Sweden 4.4%
Alfa Laval AB	2,224	72,786
Assa Abloy AB (Class B Stock)	2,798	74,321
Atlas Copco AB,
(Class A Stock)	1,239	64,670
(Class B Stock)	1,462	66,786
Electrolux AB (Class B Stock)	3,562	64,211
Epiroc AB,
(Class A Stock)	3,372	63,740
(Class B Stock)	4,049	65,872

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Sweden (cont'd.)
Essity AB (Class B Stock)	2,855	$73,755
H & M Hennes & Mauritz AB (Class B Stock)	4,370	74,029
Husqvarna AB (Class B Stock)	5,367	64,848
Industrivarden AB (Class A Stock)	2,776	77,136
Investor AB,
(Class A Stock)	3,270	72,876
(Class B Stock)	3,418	70,040
Sandvik AB	3,053	66,687
Securitas AB (Class B Stock)	6,022	73,080
Skanska AB (Class B Stock)	3,474	79,037
SKF AB (Class B Stock)	3,977	73,812
Swedbank AB	4,339	70,324
Swedish Match AB	10,260	75,107
Telefonaktiebolaget LM Ericsson (Class B Stock)	8,800	81,663
Telia Co. AB	24,050	89,666
Volvo AB,
(Class A Stock)	3,968	77,792
(Class B Stock)	3,798	73,689

		1,665,927

Switzerland 4.6%
Adecco Group AG	1,875	89,017
Barry Callebaut AG	36	83,219
Coca-Cola HBC AG*	2,835	72,412
Geberit AG	105	68,855
Kuehne + Nagel International AG	271	74,288
Logitech International SA	1,015	76,255
Nestle SA	612	79,932
Novartis AG	975	85,412
Roche Holding AG,
(Bearer Shares)	190	79,638
(Genusschein)	205	78,202
Schindler Holding AG	319	72,002
SGS SA	26	74,703
STMicroelectronics NV	1,957	83,251
Straumann Holding AG	44	70,023
Swatch Group AG (The),
(Bearer Shares)	282	87,666
(Ordinary Shares)	1,475	88,137
Swiss Life Holding AG	140	85,548
Swiss Prime Site AG	920	90,435
Swisscom AG	173	103,864

See Notes to Financial Statements.

PGIM Quant Solutions Strategic Alpha International Equity ETF	17

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Description	Shares	Value

COMMON STOCKS (Continued)

Switzerland (cont'd.)
UBS Group AG	5,189	$95,536
Zurich Insurance Group AG	195	89,643

		1,728,038

United Kingdom 9.8%
3i Group PLC	4,397	78,775
abrdn PLC	27,604	76,543
Anglo American PLC	2,103	107,854
Ashtead Group PLC	1,063	69,532
Associated British Foods PLC	3,214	82,782
Auto Trader Group PLC, 144A	8,830	78,535
Aviva PLC	16,352	92,088
BAE Systems PLC	12,556	121,209
Barclays PLC	37,999	93,224
Barratt Developments PLC	8,660	70,982
Berkeley Group Holdings PLC	1,335	69,774
British American Tobacco PLC	2,326	101,770
British Land Co. PLC (The)	12,147	86,299
Bunzl PLC	2,205	87,823
Burberry Group PLC	3,650	94,992
Croda International PLC	639	64,154
Diageo PLC	1,593	79,604
Evraz PLC	10,559	20,504
Ferguson PLC	488	74,729
GlaxoSmithKline PLC	4,481	92,898
HSBC Holdings PLC	15,835	109,315
Imperial Brands PLC	4,216	92,698
J Sainsbury PLC	23,269	86,061
JD Sports Fashion PLC	30,258	61,293
Kingfisher PLC	19,800	81,332
Land Securities Group PLC	8,379	89,271
Legal & General Group PLC	21,559	80,170
Melrose Industries PLC	40,370	80,287
Mondi PLC	3,826	80,659
National Grid PLC	5,911	89,668
Next PLC	844	77,693
Persimmon PLC	2,259	73,125
RELX PLC	3,031	92,747
Rio Tinto PLC	1,314	102,080
Schroders PLC	1,835	75,425
Segro PLC	4,593	80,192
Shell PLC	8,210	217,190

See Notes to Financial Statements.

18

Description			Shares	Value

COMMON STOCKS (Continued)

United Kingdom (cont'd.)
Smith & Nephew PLC			5,446	$97,679
Smiths Group PLC			4,051	83,092
SSE PLC			4,316	98,689
Tesco PLC			22,218	86,361
Vodafone Group PLC			56,839	100,222

				3,679,320

TOTAL COMMON STOCKS (cost $35,523,216)				36,858,757

PREFERRED STOCKS 0.7%

Germany 0.7%
Bayerische Motoren Werke AG			996	81,412
Henkel AG & Co. KGaA			1,032	81,971
Volkswagen AG			447	89,234

TOTAL PREFERRED STOCKS (cost $250,576)				252,617

TOTAL LONG-TERM INVESTMENTS (cost $35,773,792)				37,111,374

	Interest Rate	Maturity Date	Principal Amount (000)#
SHORT-TERM INVESTMENT 0.2%

TIME DEPOSIT 0.2%
Skandinaviska Enskilda Banken AB (Sweden) (cost $93,686)	0.005%	03/01/22	94	93,686

TOTAL INVESTMENTS 98.9% (cost $35,867,478)				37,205,060
Other assets in excess of liabilities 1.1%				408,383

NET ASSETS 100.0%				$37,613,443

Below is a list of the abbreviation(s) used in the semi-annual report:

144A-Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

OJSC-Open Joint-Stock Company

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $12,248 and 0.0% of net assets.

See Notes to Financial Statements.

PGIM Quant Solutions Strategic Alpha International Equity ETF	19

Schedule of Investments (unaudited) (continued)

as of February 28, 2022

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2022 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$2,352,642	$—	$—
Austria	78,431	—	—
Belgium	176,066	—	—
Denmark	390,955	—	—
Finland	338,885	—	—
France	3,214,213	—	—
Germany	1,999,607	—	—
Hong Kong	1,885,318	—	—
Ireland	482,885	—	—
Israel	456,886	—	—
Italy	925,396	—	—
Japan	14,226,982	—	—
Jordan	76,090	—	—
Luxembourg	82,382	—	—
Netherlands	977,313	—	—
New Zealand	239,350	—	—
Norway	281,272	—	—
Portugal	168,428	—	—
Russia	—	—	12,248
Singapore	647,810	—	—
Spain	772,313	—	—
Sweden	1,665,927	—	—
Switzerland	1,728,038	—	—

See Notes to Financial Statements.

20

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
United Kingdom	$3,679,320	$—	$—
Preferred Stocks
Germany	252,617	—	—
Short-Term Investment
Time Deposit	—	93,686	—

Total	$37,099,126	$93,686	$12,248

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of February 28, 2022 were as follows:

Industry Classification:
Banks	6.6%
Machinery	5.2
Pharmaceuticals	4.5
Chemicals	4.2
Real Estate Management & Development	4.0
Equity Real Estate Investment Trusts (REITs)	3.9
Diversified Telecommunication Services	3.6
Insurance	3.5
Electric Utilities	3.3
Food Products	3.2
Metals & Mining	3.2
Automobiles	2.7
Oil, Gas & Consumable Fuels	2.6
Trading Companies & Distributors	2.5
Food & Staples Retailing	2.1
Household Durables	2.1
Textiles, Apparel & Luxury Goods	1.9
Professional Services	1.9
Building Products	1.9
Electronic Equipment, Instruments & Components	1.8
Beverages	1.6
Health Care Equipment & Supplies	1.6
Industrial Conglomerates	1.6
IT Services	1.6
Capital Markets	1.5
Construction & Engineering	1.4
Entertainment	1.4
Commercial Services & Supplies	1.3
Diversified Financial Services	1.3
Specialty Retail	1.2
Semiconductors & Semiconductor Equipment	1.2
Marine	1.1
Health Care Providers & Services	1.1
Media	1.1
Technology Hardware, Storage & Peripherals	1.1
Auto Components	1.0
Electrical Equipment	1.0
Gas Utilities	0.9
Tobacco	0.9
Aerospace & Defense	0.9
Household Products	0.9
Wireless Telecommunication Services	0.8
Software	0.7
Construction Materials	0.7
Multiline Retail	0.6
Personal Products	0.6
Air Freight & Logistics	0.6
Interactive Media & Services	0.6
Multi-Utilities	0.5
Road & Rail	0.5
Paper & Forest Products	0.5
Hotels, Restaurants & Leisure	0.4
Leisure Products	0.4
Communications Equipment	0.4
Time Deposit	0.2
Containers & Packaging	0.2
Life Sciences Tools & Services	0.2
Biotechnology	0.2
Transportation Infrastructure	0.2
Independent Power & Renewable Electricity Producers	0.2

98.9
Other assets in excess of liabilities	1.1

100.0%

See Notes to Financial Statements.

PGIM Quant Solutions Strategic Alpha International Equity ETF	21

Statement of Assets & Liabilities (unaudited)

as of February 28, 2022

Assets
Investments at value:
Unaffiliated investments (cost $35,867,478)	$37,205,060
Foreign currency, at value (cost $293,147)	286,164
Interest and dividends receivable	127,813
Other assets	3,410

Total Assets	37,622,447

Liabilities
Management fee payable	8,587
Other liabilities	417

Total Liabilities	9,004

Net Assets	$37,613,443

Net assets were comprised of:
Common stock, at par	$700
Paid-in capital in excess of par	34,905,030
Total distributable earnings (loss)	2,707,713

Net assets, February 28, 2022	$37,613,443

Net asset value, offering price and redemption price per share, ($37,613,443 / 700,000 shares of common stock issued and outstanding)	$53.73

See Notes to Financial Statements.

22

Statement of Operations (unaudited)

Six Months Ended February 28, 2022

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $53,803 foreign withholding tax)	$383,964
Income from securities lending, net (including affiliated income of $25)	8,143
Miscellaneous Income	26

Total income	392,133

Expenses
Management fee	59,667
Miscellaneous expenses	227

Total expenses	59,894

Net investment income (loss)	332,239

Realized And Unrealized Gain (Loss) On Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(10))	1,743,961
Foreign currency transactions	(6,598)

1,737,363

Net change in unrealized appreciation (depreciation) on:
Investments	(4,705,898)
Foreign currencies	(9,258)

(4,715,156)

Net gain (loss) on investment and foreign currency transactions	(2,977,793)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(2,645,554)

See Notes to Financial Statements.

PGIM Quant Solutions Strategic Alpha International Equity ETF	23

Statements of Changes in Net Assets

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$332,239	$1,005,336
Net realized gain (loss) on investments	1,737,363	4,315,646
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(4,715,156)	3,348,057

Net increase (decrease) in net assets resulting from operations	(2,645,554)	8,669,039

Dividends and Distributions
Distributions from distributable earnings	(3,330,313)	(940,968)

Total increase (decrease)	(5,975,867)	7,728,071

Net Assets:
Beginning of period	43,589,310	35,861,239

End of period	$37,613,443	$43,589,310

See Notes to Financial Statements.

24

Financial Highlights

	Six Months Ended February 28, 2022 (Unaudited)	Year Ended August 31, 2021	Year Ended August 31, 2020	December 4, 2018(e) through August 31, 2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$62.27	$51.23	$49.55	$50.00
Income (loss) from investment operations:
Net investment income (loss)	0.47	1.44	1.09	1.16
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(4.25)	10.94	1.88	(0.63)
Total from investment operations	(3.78)	12.38	2.97	0.53
Less Dividends and Distributions:
Dividends from net investment income	(1.38)	(1.34)	(1.29)	(0.98)
Distributions from net realized gains	(3.38)	-	-	-
Total Dividends and Distributions	(4.76)	(1.34)	(1.29)	(0.98)
Net asset value, end of period	$53.73	$62.27	$51.23	$49.55
Total Return(b):	(6.49)%	24.43%	6.05%	1.09%

Ratios/Supplemental Data:
Net assets, end of period (000)	$37,613	$43,589	$35,861	$34,687
Average net assets (000)	$41,491	$40,415	$34,722	$27,908
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.29% (d)	0.29%	0.29%	0.29%	(d)
Expenses before waivers and/or expense reimbursement	0.29% (d)	0.29%	0.29%	0.29%	(d)
Net investment income (loss)	1.61% (d)	2.49%	2.20%	3.12%	(d)
Portfolio turnover rate(f)(g)	39%	79%	92%	63%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Commencement of operations.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

(g)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions, if any.

See Notes to Financial Statements.

PGIM Quant Solutions Strategic Alpha International Equity ETF	25

Notes to Financial Statements (unaudited)

1. Organization

PGIM ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is organized as a Delaware Statutory Trust and currently consists of five separate Funds: PGIM Ultra Short Bond ETF, PGIM Active High Yield Bond ETF, PGIM Active Aggregate Bond ETF, PGIM Total Return Bond ETF and PGIM Quant Solutions Strategic Alpha International Equity ETF. Each Fund operates as an exchange-traded fund.

These financial statements relate only to PGIM Quant Solutions Strategic Alpha International Equity ETF (the “Fund”), which commenced investment operations on December 4, 2018. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of their financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Trust’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A record of the Valuation Committee’s actions is subject to the Board’s review at its first quarterly meeting following the quarter in which such actions take place.

26

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurement.

Common or preferred stocks, exchange-traded funds and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than exchange-traded funds) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

PGIM Quant Solutions Strategic Alpha International Equity ETF	27

Notes to Financial Statements (unaudited) (continued)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions (where applicable) represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on forward currency transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies (where applicable).

Rights: The Fund holds rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements

28

which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between a Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining maturities of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based upon the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

PGIM Quant Solutions Strategic Alpha International Equity ETF	29

Notes to Financial Statements (unaudited) (continued)

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when a Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income quarterly. Distributions of net realized capital and currency gains, if any, are declared and paid at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent GAAP/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Agreements

Pursuant to a management agreement with the Trust on behalf of the Fund (the Management Agreement), PGIM Investments manages each Fund’s investment operations and administers its business affairs. PGIM Investments is also responsible for supervising each Fund’s subadviser.

Pursuant to the management agreement relating to the Fund, there is a unitary fee structure for the fund whereby PGIM Investments is responsible for substantially all expenses of the Fund, except taxes, brokerage expenses, interest expenses, distribution

30

fees or expenses, expenses incident to shareholder meetings and extraordinary expenses. The Fund may also pay for any costs or expenses of investing in other funds. For more information on the unitary management fee structure please refer to the Fund’s Statement of Additional Information.

The unitary fee paid to the Manager is accrued daily and payable monthly, at an annual rate of the Fund’s average daily net assets specified below. The Manager has contractually agreed, beginning from the Fund’s inception date, to waive any management fees it receives from the Fund in an amount equal to the subadvisory fees paid by the Fund to the PGIM Institutional Money Market Fund due to the Fund’s investment of its excess overnight cash in the PGIM Institutional Money Market Fund. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the PGIM Institutional Money Market Fund.

Fund	Unitary fee rate
PGIM Quant Solutions Strategic Alpha International Equity ETF	0.29%

The Manager has entered into a subadvisory agreement (Subadvisory Agreement) with PGIM Quantitative Solutions LLC (formerly known as QMA LLC), (“PGIM Quantitative Solutions”) (the “subadviser”). The Manager pays for the services of the subadviser.

Brown Brothers Harriman & Co. (“BBH”) serves as the Custodian, Transfer Agent, Administrative Agent and Securities Lending Agent for the Trust. The Manager is responsible for compensating BBH under the Custodian and Administrative and Transfer Agency Agreements. As securities lending agent, BBH is responsible for marketing to approved borrowers available securities from the Fund’s portfolio. BBH receives as compensation for its services a portion of the amount earned by the Fund for lending securities.

In September 2021, BBH entered into an agreement with State Street Corporation (“State Street”) under which State Street will acquire BBH’s Investor Services business, which includes its custody, fund accounting and administration, transfer agency, depositary services, foreign exchange and securities lending services. The transaction is expected to be completed during 2022, subject to customary closing conditions and regulatory approvals.

Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), acts as the distributor of the Fund, pursuant to the terms of a distribution agreement (“Distribution Agreement”) between the Trust and the Distributor. The Distributor is a subsidiary of Prudential. Shares are continuously offered for sale by the Distributor only. Although the Distributor does not receive any fees under the Distribution Agreement, the Manager or its affiliates may pay the Distributor for certain distribution related services.

PGIM Investments, PGIM, Inc., PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

PGIM Quant Solutions Strategic Alpha International Equity ETF	31

Notes to Financial Statements (unaudited) (continued)

4. Other Transactions with Affiliates

The Fund may invest its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a Fund of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. In addition to the realized and unrealized gains on investments in the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Income from securities lending, net”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. For the period ended February 28, 2022, no 17a-7 transactions were entered into by the Fund.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments, U.S. Government securities and in-kind transactions) for the reporting period ended February 28, 2022, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM Quant Solutions Strategic Alpha International Equity ETF	$15,242,764	$17,807,704

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended February 28, 2022, is presented as follows:

PGIM Quant Solutions Strategic Alpha International Equity ETF

Value Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Fund:
PGIM Institutional Money Market Fund(1)(b)(wa)
$95,793	$791,462	$887,245	$—	$(10)	$—	—	$25	(2)

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

32

6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2022 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
PGIM Quant Solutions Strategic Alpha International Equity ETF(a)(b)	$34,955,183	$4,473,092	$(2,223,216)	$2,249,876

(a)	The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and other book to tax adjustments.
(b)	The difference between book basis and tax basis was primarily attributable to investments in passive foreign investment companies and other book to tax adjustments.

The Fund utilized its capital loss carryforward to offset net taxable gains realized in the fiscal year ended August 31, 2021.

Fund	Capital Loss Carryforward Utilized
PGIM Quant Solutions Strategic Alpha International Equity ETF	$1,842,000

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the three fiscal years up to the most recent fiscal year ended August 31, 2021 are subject to such review.

7. Capital and Ownership

The Fund is an exchange-traded fund, commonly known as an “ETF”. Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers or other financial intermediaries. Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”), and because the shares of the Fund trade at market prices rather than NAV, shares of the Fund may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Fund will issue and redeem its shares at NAV only in aggregations of a specified number of shares called a “Creation Unit”. An Authorized Participant is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of their service providers that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units.

A creation transaction, which is subject to acceptance by the Distributor and the Fund, generally takes place when an Authorized Participant deposits into the Fund a designated portfolio of securities, assets or other positions (a “creation basket”, and an amount of cash

PGIM Quant Solutions Strategic Alpha International Equity ETF	33

Notes to Financial Statements (unaudited) (continued)

(including any cash representing the value of substituted securities, assets or other positions), if any, which together approximate the holdings of the Fund in exchange for a specified number of Creation Units. Similarly, shares can be redeemed only in Creation Units, generally for a designated portfolio of securities, assets or other propositions (the “redemption basket”) held by the Fund and an amount of cash (including any portion of such securities for which cash may be substituted). The Fund may, in certain circumstances, offer Creation Units partially or solely for cash. Except when aggregated in Creation Units, shares are not redeemable by the Fund. Creation and redemption baskets may differ and the Fund may accept “custom baskets”. A Creation Unit of PGIM Quant Solutions Strategic Alpha International Equity ETF consists of 100,000 shares of the Fund.

Authorized Participants generally are required to pay a fixed creation transaction fee and/or a fixed redemption transaction fee, as applicable, for each transaction in a Creation Unit regardless of the number of Creation Units created or redeemed on that day. The Fund may adjust the transaction fee from time to time. An additional charge or a variable charge may be applied to certain creation and redemption transactions, including non-standard orders and whole or partial cash purchases or redemptions when deemed appropriate.

The Trust is authorized to issue an unlimited number of shares of beneficial interest, $0.001 par value per share.

As of February 28, 2022, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
PGIM Quant Solutions Strategic Alpha International Equity ETF	$695,050	99.3%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund is as follows:

	Affiliated		Unaffiliated
Fund	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
PGIM Quant Solutions Strategic Alpha International Equity ETF	3	99.3%	0	0.0%

There were no transactions in shares of beneficial interest for the periods ended February 28, 2022 and August 31, 2021.

34

The Fund may make payment for Fund shares redeemed and contributed wholly or in part by distributing portfolio securities to shareholders. For the period ended February 28, 2022, the Fund had no subscriptions in-kind and redemptions in-kind.

8. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	10/1/2021 – 9/29/2022	10/2/2020 – 9/30/2021

Total Commitment	$ 1,200,000,000	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent	1.30% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended February 28, 2022.

9. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on each Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Authorized Participant Concentration Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as Authorized Participants and none of these Authorized Participants is or will be obligated to engage in creation or redemption transactions. To the extent that these Authorized Participants exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund and no other

PGIM Quant Solutions Strategic Alpha International Equity ETF	35

Notes to Financial Statements (unaudited) (continued)

Authorized Participant creates or redeems, shares of the Fund may trade at a substantial discount or premium to net asset value (NAV), may trade at larger spreads, and possibly face trading halts and/or delisting.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, may at times result in unusually high market volatility, which could negatively impact performance. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risks: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

ETF Shares Trading Risk: Fund shares are listed for trading on NYSE Arca, Inc. (the Exchange) and the shares are bought and sold in the secondary market at market prices. The market prices of the shares of the Fund are expected to fluctuate in response to changes in the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for shares of the Fund. We cannot predict whether shares of the Fund will trade above, below or at their NAV. Trading on the Exchange, including trading of Fund shares, may be halted in certain circumstances and shareholders may not be able to sell Fund shares at the time or price desired. During periods of stressed market conditions, the market for the shares of the Fund may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio investments. This adverse effect on the liquidity of the Fund’s shares could lead to differences between the market price of the Fund’s shares and the NAV of those shares. There can be no assurance that the requirements of the Exchange to maintain the listing of shares of the Fund will continue to be met. At times, trading in the securities of ETFs has become volatile and unpredictable and the price of ETF shares has diverged from market driven fundamentals.

36

Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares of the Fund (including through a trading halt), as well as other factors, may result in the Fund’s shares trading on the Exchange significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. Premiums and discounts relate to differences between the market price and NAV of the Fund’s shares. During such periods, you may incur significant losses if you sell your shares of the Fund.

The securities held by the Fund may be traded in markets that close at a different time than the Exchange and may trade outside of a collateralized settlement system. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads for the Fund’s shares on the Exchange and the corresponding premium or discount between the market price for Fund shares and their NAV may widen. Additionally, during times when the Exchange is open but after the applicable market is closed, there may be changes between the last quote from the closed foreign market and the value of such security during the Fund’s trading day on the Exchange and this may lead to differences between the market price of the Fund’s shares and the underlying value of those shares.

•	Cost of Buying or Selling Shares: When you buy or sell shares of the Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of shares of the Fund, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume, the spread of the Fund’s underlying securities, and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decreases. In times of severe market disruption, including when trading of the Fund’s holdings may be halted, the bid-ask spread may increase significantly. This means that the shares may trade at a discount to the Fund’s NAV, and the discount is likely to be greatest during significant market volatility.
•	No Guarantee of Active Trading Market Risk: While shares of the Fund are listed on the Exchange, there can be no assurance that active trading markets for the shares will develop or be maintained by market makers or by Authorized Participants. The distributor of the Fund’s shares does not maintain a secondary market in the shares.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) generally involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the

PGIM Quant Solutions Strategic Alpha International Equity ETF	37

Notes to Financial Statements (unaudited) (continued)

changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: The value of your investment may decrease if judgments by the subadviser about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements are incorrect.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

38

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had and may continue to have an impact on the Fund’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. They have also had and may continue to result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in

PGIM Quant Solutions Strategic Alpha International Equity ETF	39

Notes to Financial Statements (unaudited) (continued)

the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Small Fund Risk: When the Fund’s size is small, the Fund may experience low trading volume and wide bid/ask spreads. The Fund may face the risk of being delisted if it does not meet certain conditions of the listing exchange due to small size. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Value Style Risk: Historically, value stocks have performed best during periods of economic recovery. There is the risk that the value style may be out of favor for a period of time, that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued may not be undervalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance.

10. Recent Regulatory Developments

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule took effect on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Rule and its impact to the Fund.

40

∎ MAIL	∎ TELEPHONE	∎ WEBSITE

655 Broad Street	(800) 225-1852	pgim.com/investments
Newark, NJ 07102

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES

Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Isabelle Sajous, Chief Compliance Officer • Dana E. Cordes, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN/TRANSFER AGENT	Brown Brothers Harriman & Co.	50 Post Office Square Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus and summary prospectus contain this and other information about the Funds. An investor may obtain the prospectus and summary prospectus for the Fund by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus for the Fund should be read carefully before investing.

E-DELIVERY

To receive your fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Quant Solutions Strategic Alpha International Equity ETF, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

On each business day, before commencement of trading on the Exchange, the Fund will disclose on www.pgim.com/investments the Fund’s portfolio holdings that will form the basis for the Fund’s calculation of NAV at the end of the business day. The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

 Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QUANT SOLUTIONS STRATEGIC ALPHA INTERNATIONAL EQUITY ETF

Fund	Ticker Symbol

PGIM Quant Solutions Strategic Alpha International Equity ETF	PQIN

ETF1002E2

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	PGIM ETF Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	April 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 20, 2022

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	April 20, 2022